                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Pioneer Series Trust X
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

			Pioneer Multi-Asset Ultrashort Income Fund
			Schedule of Investments 12/31/13 (unaudited)

Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
			ASSET BACKED SECURITIES - 21.3%
432,030	0.52	AA-/Aa3	321 Henderson Receivables I LLC, Floating Rate Note, 9/15/45 (144A)	$419,010
114,547	2.94	BB+/Caa2	ABFC 2003-WMC1 Trust, Floating Rate Note, 3/25/33	106,826
811,652	0.47	AAA/Aa3	ABFC 2005-WF1 Trust, Floating Rate Note, 12/25/34	786,646
1,110,000	0.56	CCC/A3	Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35	1,059,061
1,492,549	1.96	BB+/Ba3	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE3, Floating Rate Note, 10/25/32	1,447,081
133,334	0.63	AA+/A3	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE5, Floating Rate Note, 8/25/35	133,266
280,767	6.50	BB+/Baa2	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	281,154
868,485	0.70	D/Baa3	Aegis Asset Backed Securities Trust 2004-6, Floating Rate Note, 3/25/35	867,149
763,987	1.26	AAA/Aaa	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34	756,008
1,940,770	1.12	AAA/Aaa	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,919,527
1,068,818	0.71	AAA/Aa1	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates Series 2004-2, Floating Rate Note, 6/25/34	1,055,286
831,202		AA+/Aaa	Ally Auto Receivables Trust 2010-1, 3.29%, 3/15/15 (144A)	831,974
602,000		NR/Aaa	Ally Auto Receivables Trust 2011-3, 1.61%, 5/16/16	607,280
205,411		AAA/Aaa	Ally Auto Receivables Trust 2011-4, 0.79%, 9/15/15	205,506
27,780		AAA/Aaa	Ally Auto Receivables Trust 2012-4, 0.48%, 5/15/15	27,785
566,345		AAA/NR	Ally Auto Receivables Trust 2012-SN1, 0.51%, 12/22/14	566,408
1,500,000	0.41	NR/Aaa	Ally Auto Receivables Trust 2013-2, Floating Rate Note, 7/15/16	1,500,000
3,400,000	1.04	AAA/Aaa	Ally Master Owner Trust, Floating Rate Note, 1/15/16	3,400,864
250,000	0.97	AAA/Aaa	Ally Master Owner Trust, Floating Rate Note, 2/15/17	251,000
3,000,000	1.24	NR/Aaa	Ally Master Owner Trust, Floating Rate Note, 8/15/17	3,030,036
12,756		AA/NR	American Credit Acceptance Receivables Trust 2012-1, 3.04%, 10/15/15 (144A)	12,783
225,586		AA/NR	American Credit Acceptance Receivables Trust 2012-2, 1.89%, 7/15/16 (144A)	226,317
674,157		A+/NR	American Credit Acceptance Receivables Trust 2013-1, 1.45%, 4/16/18 (144A)	673,492
646,486		AA/NR	American Credit Acceptance Receivables Trust 2013-2, 1.32%, 2/15/17 (144A)	646,640
601,493		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	602,651
50,000	0.44	NR/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 1/15/20	49,833
2,945,000	1.42	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 3/15/17	2,967,079
1,090,000	0.32	AAA/NR	American Express Credit Account Master Trust, Floating Rate Note, 3/15/18	1,089,820
3,500,000	0.22	AAA/Aaa	American Express Credit Account Master Trust, Floating Rate Note, 9/15/16	3,499,286
79,877		NR/Aaa	AmeriCredit Automobile Receivables Trust 2011-3, 1.17%, 1/8/16	79,928
43,143		AAA/Aaa	AmeriCredit Automobile Receivables Trust 2012-1, 0.91%, 10/8/15	43,145
1,318,312		AAA/NR	AmeriCredit Automobile Receivables Trust 2012-5, 0.51%, 1/8/16	1,317,823
1,304,684		AAA/NR	AmeriCredit Automobile Receivables Trust 2013-1, 0.49%, 6/8/16	1,304,117
1,500,000		AAA/Aaa	AmeriCredit Automobile Receivables Trust 2013-4, 0.74%, 11/8/16	1,501,462
540,495	3.91	A/Baa1	Ameriquest Mort Sec Inc Asset Backed Pass Thr Cert 03 AR3, Floating Rate Note, 6/25/33	559,930
524,438	0.49	A+/A1	Ameriquest Mortgage Securities Inc Asset Backed Pass-Through Ctfs Ser 2005-R11, Floating Rate Note, 1/25/36	513,492
152,900	0.61	AAA/Aaa	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004 R3, Floating Rate Note, 5/25/34	151,845
120,763	0.77	AA+/Aa1	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34	119,689
1,918,693	0.61	AA+/A3	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R1, Floating Rate Note, 3/25/35	1,889,533
297,418	0.38	AA+/A2	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R10, Floating Rate Note, 1/25/36	295,486
55,225	0.36	AA+/Aaa	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R6, Floating Rate Note, 8/25/35	54,704
788,579	0.72	AAA/NR	ARI Fleet Lease Trust 2012-A, Floating Rate Note, 3/15/20 (144A)	790,113
473,843	0.47	AAA/NR	ARI Fleet Lease Trust 2012-B, Floating Rate Note, 1/15/21 (144A)	473,273
1,515,000		AAA/NR	ARI Fleet Lease Trust 2013-A, 0.7%, 12/15/15 (144A)	1,515,195
1,473,860	1.92	A/NR	ARL First LLC, Floating Rate Note, 12/15/42 (144A)	1,486,526
688,463		NR/NR	Ascentium Equipment Receivables LLC, 1.83%, 9/15/19 (144A)	687,820
1,293,208	0.84	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, Floating Rate Note, 2/25/35	1,287,084
700,280	0.87	BBB+/Baa3	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35	687,183
1,408,544	0.36	BB/Ba3	Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36	1,332,520
1,879,167	0.67	AA/A3	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2005-HE6, Floating Rate Note, 7/25/35	1,851,944
766,667		NR/Aaa	Avis Budget Rental Car Funding AESOP LLC, 2.09%, 4/20/15 (144A)	768,696
971,954		NR/NR	AXIS Equipment Finance Receivables II LLC, 1.75%, 6/20/16	976,828
6,150,000	0.24	AAA/Aaa	BA Credit Card Trust, Floating Rate Note, 12/15/16	6,149,668
64,124		AA+/A3	Bayview Financial Acquisition Trust, 6.205%, 5/28/37 (Step)	68,468
2,039,997	0.84	AAA/Aa1	Bayview Financial Acquisition Trust, Floating Rate Note, 2/28/44	2,016,197
47,653	0.80	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44	47,607
279,261	0.75	AAA/Aaa	Bayview Financial Acquisition Trust, Floating Rate Note, 8/28/44	278,097
434,747	0.58	AAA/Aa1	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	431,552
1,324,565	0.52	AAA/Aaa	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	1,315,147
305,517	0.47	AAA/Aaa	Bayview Financial Mortgage Pass-Through Trust 2006-A, Floating Rate Note, 2/28/41	301,519
1,764,096	0.47	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	1,692,982
875,085	0.44	AA+/A1	Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36	839,294
1,899,351	0.62	AA/Aa2	Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39	1,859,301
2,773,988	0.66	A+/Ba3	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	2,715,826
1,169,870	0.66	AA+/NR	Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35	1,167,230
22,835	0.25	BBB/Baa2	Bear Stearns Asset Backed Securities I Trust 2007-HE5, Floating Rate Note, 6/25/47	22,796
6,988	0.66	AAA/NR	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	6,767
301,969	0.76	AAA/NR	Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34	293,432
124,608	0.56	AAA/A1	Bear Stearns Asset Backed Securities Trust 2005-SD1, Floating Rate Note, 8/25/43	122,815
771,016	0.63	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	764,928
163,849	0.56	AA+/NR	Bear Stearns Asset Backed Securities Trust 2005-SD2, Floating Rate Note, 3/25/35	162,395
858,359	0.29	CCC/Ba1	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	849,739
1,546,226	0.91	AAA/A3	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/35	1,538,130
1,223,041	1.16	BBB/A1	Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)	1,188,604
3,000,000	0.57	AAA/NR	BMW Floorplan Master Owner Trust, Floating Rate Note, 9/15/17 (144A)	3,004,635
1,129,689		NR/Aaa	BMW Vehicle Lease Trust 2013-1, 0.4%, 1/20/15	1,129,498
882,775		NR/Aaa	BMW Vehicle Owner Trust 2011-A, 0.76%, 8/25/15	883,678
715,928	0.41	BB+/NR	BNC Mortgage Loan Trust 2007-4, Floating Rate Note, 11/25/37	707,913
2,392,100	1.62	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 1/16/18 (144A)	2,421,061
150,000	0.70	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 2/18/20 (144A)	150,556
1,500,000	0.77	AAA/NR	Cabela's Master Credit Card Trust, Floating Rate Note, 6/17/19 (144A)	1,509,430
605,868		NR/Aa2	California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	605,097
1,750,000		AAA/Aaa	Capital Auto Receivables Asset Trust/ Ally, 0.47%, 3/20/15	1,749,356
2,512,000	0.39	AAA/Aaa	Capital One Multi-Asset Execution Trust, Floating Rate Note, 3/15/17	2,513,045
2,800,000	0.26	AAA/Aaa	Capital One Multi-Asset Execution Trust, Floating Rate Note, 8/15/18	2,793,683
153,500		AAA/NR	CarMax Auto Owner Trust 2010-2, 2.04%, 10/15/15	154,363
339,822		NR/Aaa	CarMax Auto Owner Trust 2011-3, 1.07%, 6/15/16	340,784
3,601,518	0.90	AA/A3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	3,575,136
74,833	0.56	AA+/A1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	73,639
2,433,891	0.34	BB+/Ba2	Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 2/25/36	2,280,398
443,190	3.65	AA+/Aaa	Centex Home Equity Loan Trust 2003-A, Floating Rate Note, 3/25/33	442,665
20,438	0.90	AAA/A1	Chase Funding Trust Series 2002-4, Floating Rate Note, 10/25/32	19,209
2,700,000	0.32	AAA/NR	Chase Issuance Trust, Floating Rate Note, 10/16/17	2,697,854
1,915,000	0.27	AAA/NR	Chase Issuance Trust, Floating Rate Note, 2/15/17	1,913,903
4,355,000	0.27	AAA/NR	Chase Issuance Trust, Floating Rate Note, 5/16/16	4,354,839
4,780,000	0.30	AAA/NR	Chase Issuance Trust, Floating Rate Note, 8/15/17	4,774,087
1,641,706	0.92	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	1,645,387
250,000	2.17	A/A1	Chesapeake Funding LLC, Floating Rate Note, 11/7/23 (144A)	250,968
1,890,828	1.42	AAA/Aaa	Chesapeake Funding LLC, Floating Rate Note, 4/7/24 (144A)	1,903,880
1,920,860	0.62	NR/Aaa	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	1,917,830
200,000	1.32	NR/Aa2	Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)	199,332
3,500,000	0.31	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 11/25/16	3,500,000
1,750,000	0.32	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 12/12/16	1,750,500
1,131,000	0.41	AAA/Aaa	Citibank Credit Card Issuance Trust, Floating Rate Note, 2/7/18	1,131,312
39,445	0.43	AA+/A1	Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36	39,122
1,896,471	0.36	A/Baa1	Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/25/45 (144A)	1,812,875
554,655	0.31	BB/Ba1	Citigroup Mortgage Loan Trust 2007-WFHE2, Floating Rate Note, 3/25/37	554,026
91,230	0.88	AAA/Aa2	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/34	91,211
388,836	1.18	BBB-/Caa1	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34	360,602
29,832	0.56	AA+/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)	29,510
1,028,609	0.34	BBB/Baa3	CLI Funding LLC, Floating Rate Note, 8/18/21 (144A)	1,009,651
792,364		AAA/NR	CNH Equipment Trust 2011-C, 1.19%, 12/15/16	795,596
1,275,000	0.77	NR/Aaa	CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)	1,276,679
9,063		NR/Baa3	Conseco Financial Corp., 7.05%, 1/15/19	9,367
39,146	0.53	AA+/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	38,419
2,218,876	1.00	AA/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34	2,209,786
698,252	0.55	AAA/Aa3	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	690,178
443,724	0.75	BBB/NR	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35 (144A)	433,938
1,619,757	1.21	BBB-/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34	1,608,247
283,770	0.65	BBB+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35	282,191
339,457	5.15	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/33	343,425
524,482	0.40	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	523,225
1,656,429	1.06	A+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35	1,639,192
642,248	0.98	A+/Baa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/36	637,684
185,701	0.84	AAA/A1	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	180,051
45,431	1.06	AAA/A2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/33 (144A)	43,154
594,263	0.67	AA+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/35	584,764
550,938	0.60	A+/A3	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/35	550,388
263,375	0.43	A+/B2	Countrywide Home Equity Loan Trust, Floating Rate Note, 6/15/29	258,727
580,972		AA-/A1	CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)	576,500
562,501		AA-/A1	CPS Auto Trust, 1.82%, 12/16/19 (144A)	559,948
2,000,000		AA/NR	Credit Acceptance Auto Loan Trust 2012-2, 2.21%, 9/15/20 (144A)	2,010,238
224,673	0.43	A+/A3	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/25/36 (144A)	219,917
476,297		BB+/Baa1	Credit-Based Asset Servicing and Securitization LLC, 4.77931%, 4/25/37 (Step)	479,831
696,802	0.30	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 8/14/37 (e)	691,602
1,344		D/NR	Delta Funding Home Equity Loan Trust 1997-2, 7.04%, 6/25/27	1,378
879,686		NR/NR	Direct Capital Funding V LLC, 0.7%, 9/20/14 (144A)	880,939
404,062		AA/NR	Direct Capital Funding V LLC, 1.673%, 12/20/17 (144A)	404,062
690,000	0.37	AAA/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 1/16/18	690,043
5,865,000	0.52	NR/Aaa	Discover Card Execution Note Trust, Floating Rate Note, 8/15/16	5,867,152
393,536	4.24	BBB/Baa2	Drug Royalty II LP 1, Floating Rate Note, 1/15/25 (144A)	401,919
2,000,000	0.32	AAA/Aaa	Dryrock Issuance Trust, Floating Rate Note, 8/15/17	1,998,500
614,877		AAA/NR	DT Auto Owner Trust 2013-1, 0.75%, 5/16/16 (144A)	614,978
19,193	1.16	BBB/Baa1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)	19,190
1,695	0.96	BBB/Baa1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	1,694
2,400,000	1.06	B-/Caa3	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/28/37 (144A)	2,331,914
673,473	1.06	BB+/Ba2	Ellington Loan Acquisition Trust 2007-2, Floating Rate Note, 5/25/37 (144A)	665,589
1,019,142	0.48	AA+/A1	Equity One Mortgage Pass-Through Trust 2004-3, Floating Rate Note, 7/25/34	862,952
31,701		A-/NR	EquiVantage Home Equity Loan Trust 1997-1, 8.05%, 3/25/28 (Step)	31,464
86,292		AA/NR	Exeter Automobile Receivables Trust 2012-1, 2.02%, 8/15/16 (144A)	86,583
448,437		AA/NR	Exeter Automobile Receivables Trust 2012-2, 1.3%, 6/15/17 (144A)	449,296
1,000,000		BBB/NR	Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)	993,631
1,662,671	2.16	NR/NR	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	1,670,261
749,628	1.24	BB+/B1	Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35	725,800
122,622	0.53	AAA/Aa3	First Frankin Mortgage Loan Trust 2005-FF7, Floating Rate Note, 7/25/35	122,599
78,806	1.24	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	78,613
1,984,631	0.67	NR/Baa1	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	1,944,273
331,139	0.42	BBB+/B1	First Franklin Mortgage Loan Trust Series 2005-FF12, Floating Rate Note, 11/25/36	320,353
1,000,000		A+/NR	First Investors Auto Owner Trust 2011-1, 7.17%, 2/15/18 (144A)	1,016,967
664,690		AAA/NR	First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)	666,108
233,281	0.56	AA+/Aa2	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	227,713
1,574,839		NR/Aaa	Ford Credit Auto Lease Trust 2013-A, 0.46%, 5/15/15	1,574,231
1,237,796		AAA/Aaa	Ford Credit Auto Owner Trust 2011-A, 1.65%, 5/15/16	1,245,301
1,160,000		AAA/NR	Ford Credit Auto Owner Trust 2013-C, 0.55%, 4/15/16	1,160,471
3,240,000	1.67	AA-/Aa2	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/16	3,241,358
2,657,000	2.27	BBB/A1	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 1/15/16	2,658,326
2,075,000	0.52	AAA/Aaa	Ford Credit Floorplan Master Owner Trust A, Floating Rate Note, 9/15/16	2,076,040
659,927	0.62	AA+/A3	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	658,110
925,102	0.81	A+/A3	Fremont Home Loan Trust 2005-B, Floating Rate Note, 4/25/35	920,760
137,522	0.46	AA/Aa2	GE Business Loan Trust 2004-1, Floating Rate Note, 5/15/32 (144A)	131,689
1,620,379	0.35	A/Aa3	GE Business Loan Trust 2006-2, Floating Rate Note, 11/15/34 (144A)	1,483,373
888,000	0.61	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	888,726
350,000	0.74	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 2/20/17	351,089
1,190,000	0.57	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 4/20/18	1,190,828
2,000,000	0.66	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	2,005,360
500,000	1.07	NR/Aa2	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 6/20/17	498,520
250,000	0.77	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 7/20/16	250,338
800,000		NR/Aaa	GE Equipment Small Ticket LLC Series 2013-1, 0.73%, 1/25/16 (144A)	800,857
1,520,000		NR/Aaa	GE Equipment Transportation LLC Series 2013-2, 0.61%, 6/24/16	1,520,065
1,645,903		A/NR	Global Container Assets 2013-1, Ltd., 2.2%, 11/5/28 (144A)	1,644,009
1,893,116		NR/NR	GMAT Trust, 3.9669%, 8/25/53 (Step)	1,890,934
900,000	0.87	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 2/15/17 (144A)	900,477
1,300,000	1.02	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 5/15/19 (144A)	1,300,598
1,000,000	0.87	AAA/Aaa	Gracechurch Card Funding Plc, Floating Rate Note, 6/15/17 (144A)	1,004,644
6,984	0.76	AA/NR	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	6,976
1,357,437	0.84	A+/NR	GreenPoint Mortgage Funding Trust 2005-HE1, Floating Rate Note, 9/25/34	1,333,647
1,321,248	0.60	A+/Ba3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	1,311,184
360,697	0.88	A+/Ba3	GreenPoint Mortgage Funding Trust 2005-HE4, Floating Rate Note, 7/25/30	358,288
1,243,014	0.41	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	1,238,713
1,511,275	0.52	AAA/Aaa	GSAMP Trust 2004-HE2, Floating Rate Note, 9/25/34	1,428,025
3,898,600	0.81	BBB/A3	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	3,876,187
510,288	0.71	AAA/Aaa	GSAMP Trust 2004-SEA2, Floating Rate Note, 3/25/34	509,902
771,812	0.91	AA+/Ba1	GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34	757,239
2,664,189	0.46	A/NR	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)	2,607,128
1,340,875	1.51	BBB+/Baa3	GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33	1,278,631
816,202	0.46	AA+/A3	GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)	787,943
1,050,911	0.46	A+/Baa1	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	980,286
1,650,000		AAA/Aaa	Harley-Davidson Motorcycle Trust 2012-1, 0.68%, 4/15/17	1,651,365
277,052		NR/A2	Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)	278,091
2,000,000		AAA/NR	HLSS Servicer Advance Receivables Backed Notes, 0.8983%, 1/15/44 (144A)	2,000,000
750,000		A/NR	HLSS Servicer Advance Receivables Backed Notes, 1.6443%, 1/15/44 (144A)	750,000
500,000		BBB/NR	HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)	500,150
3,404,000	0.63	A+/A3	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	3,311,391
2,468,156	0.54	A+/A2	Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36	2,371,456
65,783	0.34	BBB+/A1	Home Equity Asset Trust 2006-3, Floating Rate Note, 7/25/36	65,682
459,556	0.33	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	448,460
2,857,231	0.27	CCC/Ba1	Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37	2,799,795
210,622	0.43	A/A3	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-C, Floating Rate Note, 10/25/35	207,999
2,324,329	0.58	NR/Baa1	HomeBanc Mortgage Trust 2005-2, Floating Rate Note, 5/25/25	2,274,521
2,218,304	0.62	AAA/Aaa	Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35	2,184,898
416,231		NR/Aaa	Honda Auto Receivables 2011-1 Owner Trust, 1.8%, 4/17/17	418,032
950,000		AAA/Aaa	Honda Auto Receivables 2011-2 Owner Trust, 1.55%, 8/18/17	957,257
970,927		AAA/NR	Honda Auto Receivables 2013-1 Owner Trust, 0.35%, 6/22/15	970,928
2,448,175		NR/A2	Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)	2,448,175
270,666	0.43	AAA/Aaa	HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35	268,849
626,694	0.59	AA+/Aa1	HSBC Home Equity Loan Trust 2005-3, Floating Rate Note, 1/20/35	621,851
4,674,000	0.41	AAA/Aa1	HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36	4,522,104
94,868	1.32	AA+/Aaa	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	93,904
1,851,769	1.37	A+/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	1,837,679
573,454	0.35	BBB+/Ba2	HSI Asset Securitization Corp Trust 2006-OPT1, Floating Rate Note, 12/25/35	557,812
1,000,000		AAA/Aaa	Hyundai Auto Lease Securitization Trust 2012-A, 0.92%, 8/17/15 (144A)	1,002,185
1,239,835		AAA/Aaa	Hyundai Auto Receivables Trust 2013-A, 0.4%, 12/15/15	1,239,900
1,576,298	1.16	AA-/NR	Hyundai Capital Auto Funding VIII, Ltd., Floating Rate Note, 9/20/16 (144A)	1,565,579
1,800,000	2.02	NR/A2	Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/15	1,802,911
389,623	0.73	AAA/A1	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 4/25/30	389,043
906,656	0.50	BB/A2	IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36	879,452
1,631,881	0.38	BB+/Ba1	JP Morgan Mortgage Acquisition Corp 2005-FRE1, Floating Rate Note, 10/25/35	1,582,198
1,198,499	0.31	BB/Ba1	JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36	1,169,917
222,293	0.22	BB+/Baa3	JP Morgan Mortgage Acquisition Trust 2007-CH4, Floating Rate Note, 12/25/29	221,328
159,543	0.54	AA/Aaa	KeyCorp Student Loan Trust 2004-A, Floating Rate Note, 10/28/41	156,948
1,131,292	0.41	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	1,042,626
1,250,000	1.14	AA+/NR	Louisiana Public Facilities Authority, Floating Rate Note, 4/26/27	1,260,675
377,307	2.41	A+/A3	Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32	376,965
331,636	1.14	AA+/A3	Mastr Asset Backed Securities Trust 2004-HE1, Floating Rate Note, 9/25/34	330,944
134,834	0.41	AA+/Aa2	Mastr Asset Backed Securities Trust 2005-FRE1, Floating Rate Note, 10/25/35	134,396
2,880,746	0.39	BB+/Baa2	Mastr Asset Backed Securities Trust 2006-AB1, Floating Rate Note, 2/25/36	2,819,182
4,703,360	0.35	B-/Ba3	Mastr Asset Backed Securities Trust 2006-NC1, Floating Rate Note, 1/25/36	4,590,362
2,194,976	0.46	A/NR	Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)	2,045,623
1,000,000	0.44	NR/Aaa	Mercedes-Benz Master Owner Trust, Floating Rate Note, 11/15/16 (144A)	999,911
764,628	0.90	A/Aa1	Merrill Lynch Mortgage Synthetic, Floating Rate Note, 6/28/35 (144A)	755,146
100,714	0.87	AA-/Ba2	Morgan Stanley ABS Capital I Inc Trust 2005-WMC3, Floating Rate Note, 3/25/35	100,160
1,564,252	0.79	AA/A3	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35	1,546,051
294,352	0.24	CCC/Baa1	Morgan Stanley Structured Trust, Floating Rate Note, 6/25/37	281,796
1,976,400	0.66	AAA/NR	Motor 2013-1 Plc, Floating Rate Note, 2/25/21 (144A)	1,975,659
2,250,000		AAA/NR	Nationstar Agency Advance Funding Trust 2013-T1A, 0.997%, 2/15/45 (144A)	2,238,052
833,115	0.31	B-/Caa2	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37	781,891
908,000		AAA/NR	Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)	906,620
1,629,446		NR/A3	Navitas Equipment Receivables LLC 2013-1, 1.95%, 11/15/16	1,628,900
12,124	0.39	AA+/Aaa	Nelnet Student Loan Trust 2004-3, Floating Rate Note, 1/25/21	12,126
813,060	0.31	AA+/Aaa	Nelnet Student Loan Trust 2005-1, Floating Rate Note, 10/26/20	809,459
803,247	0.86	AAA/Aaa	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	782,812
548,302	0.42	NR/Aaa	New Century Home Equity Loan Trust 2005-2, Floating Rate Note, 6/25/35	547,481
1,565,572	1.29	BBB+/Baa3	New Century Home Equity Loan Trust Series 2003-4, Floating Rate Note, 10/25/33	1,510,176
760,000	0.44	NR/Aaa	Nissan Auto Lease Trust 2013-B, Floating Rate Note, 1/15/16	760,161
1,525,338		NR/Aaa	Nissan Auto Lease Trust, 0.98%, 5/15/15	1,527,343
1,538,504	0.27	NR/Aaa	Nissan Auto Lease Trust, Floating Rate Note, 6/15/15	1,538,242
971,228		NR/Aaa	Nissan Auto Receivables 2013-A Owner Trust, 0.37%, 9/15/15	971,352
570,000	0.64	NR/Aaa	Nissan Master Owner Trust Receivables, Floating Rate Note, 5/15/17	571,657
201,341	0.63	A+/Aa3	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-FM1, Floating Rate Note, 5/25/35	198,869
537,992	0.94	BBB+/Ba3	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	524,877
2,443,000	1.81	AA/A1	NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35	2,395,041
225,502	0.96	AA+/NR	Option One Mortgage Loan Trust 2005-1, Floating Rate Note, 2/25/35	219,747
1,881,099	0.42	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	1,846,050
53,833		AA-/A2	Option One Mortgage Loan Trust 2007-FXD2, 5.9%, 3/25/37 (Step)	52,087
1,734,251	1.29	NR/Baa1	Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 9/25/14 (144A)	1,711,031
1,179,735	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	1,220,041
904,607		NR/A2	Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)	913,653
526,748	1.10	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW, Floating Rate Note, 10/25/34	523,205
241,515	1.21	AAA/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34	241,982
939,517	0.78	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WCW2, Floating Rate Note, 10/25/34	939,309
666,596	1.18	AA+/A3	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF, Floating Rate Note, 12/25/34	665,137
2,203,261	0.53	BBB+/Baa2	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35	2,181,466
2,465,000	0.74	AAA/Aaa	Penarth Master Issuer Plc, Floating Rate Note, 3/18/14 (144A)	2,464,852
2,035,723	0.87	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	2,036,668
325,276	1.67	A/NR	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	324,443
3,546,000	1.37	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/16 (144A)	3,548,326
2,340,000	0.72	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 2/15/18 (144A)	2,338,530
213,329		AAA/NR	Prestige Auto Receivables Trust 2012-1, 1.23%, 12/15/15 (144A)	213,509
800,000		NR/NR	Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	796,000
2,786,090	0.82	AA/A1	Quest Trust, Floating Rate Note, 3/25/34 (144A)	2,698,746
1,626,907	1.11	A+/A2	RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)	1,603,803
2,031,730	0.81	AA/Aa2	RAAC Series 2005-RP2 Trust, Floating Rate Note, 6/25/35 (144A)	2,010,011
1,874,072	0.96	BBB+/Baa1	RAAC Series 2005-RP3 Trust, Floating Rate Note, 5/25/39 (144A)	1,814,664
1,074,925	0.46	AA+/Aa3	RAAC Series 2006-RP1 Trust, Floating Rate Note, 10/25/45 (144A)	1,065,092
3,448,290	0.41	B/Baa2	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	3,322,321
297,111	1.81	AA+/A2	RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34	288,734
1,257,388	0.66	AA+/A1	RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35	1,237,164
23,357	0.45	A+/A2	RAMP Series 2005-RS8 Trust, Floating Rate Note, 10/25/33	23,300
113,374	0.43	AA+/A1	RAMP Series 2005-RZ3 Trust, Floating Rate Note, 9/25/35	113,213
1,266,228	0.42	AA+/A1	RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35	1,258,321
56,774	0.36	AA+/A1	RAMP Series 2006-EFC1 Trust, Floating Rate Note, 2/25/36	56,388
435,607	0.35	B+/B2	RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36	424,602
3,489,106	0.32	BB+/Ba1	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	3,339,981
94,785	0.64	AA+/Aa3	RASC Series 2005-EMX2 Trust, Floating Rate Note, 7/25/35	92,859
252,987	0.59	AA/A2	RASC Series 2005-KS3 Trust, Floating Rate Note, 4/25/35	250,562
1,201,054	0.60	AA+/A1	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	1,185,494
787,941	0.38	BBB+/A3	RASC Series 2006-KS1 Trust, Floating Rate Note, 2/25/36	779,471
699,861	0.34	CCC/B2	RASC Series 2007-KS3 Trust, Floating Rate Note, 4/25/37	685,939
1,946,116	1.66	NR/Aa2	RFSC Series 2003-RP2 Trust, Floating Rate Note, 7/25/41 (144A)	1,916,451
1,390,904	0.92	A+/B2	SACO I Trust 2005-8, Floating Rate Note, 11/25/35	1,379,704
111,452	0.64	AAA/NR	Salomon Brothers Mortgage Securities VII, Inc., Floating Rate Note, 3/25/28	108,991
156,678	1.06	BBB+/B2	Salomon Mortgage Loan Trust Series 2001-CB4, Floating Rate Note, 11/25/33	145,447
490,663		AA/A1	Santander Consumer Acquired Receivables Trust 2011-S1, 2.01%, 8/15/16 (144A)	491,100
77,155		AA-/Baa1	Santander Consumer Acquired Receivables Trust 2011-S1, 3.15%, 8/15/16 (144A)	77,254
175,780		AAA/NR	Santander Drive Auto Receivables Trust 2010-1, 1.84%, 11/17/14	176,139
10,746		AA/NR	Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)	10,748
72,482		AA+/NR	Santander Drive Auto Receivables Trust 2011-S2, 2.06%, 6/15/17 (144A)	72,485
68,680		AA/NR	Santander Drive Auto Receivables Trust 2011-S2, 2.86%, 6/15/17 (144A)	68,904
2,178		AA-/NR	Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)	2,182
1,915		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-2, 0.91%, 5/15/15	1,915
189,758		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-5, 0.57%, 12/15/15	189,775
1,600,000		AAA/Aaa	Santander Drive Auto Receivables Trust 2012-5, 0.83%, 12/15/16	1,600,331
987,000		NR/Aaa	Santander Drive Auto Receivables Trust, 0.62%, 7/15/16	987,524
848,078	0.44	AAA/Aa1	SASCO Mortgage Loan Trust 2005-GEL2, Floating Rate Note, 4/25/35	828,892
920,045	2.64	A+/B2	SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34	922,839
1,945,000	0.62	A+/A3	Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35	1,842,102
2,218,442	0.39	AA+/Aa1	Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37	2,163,830
252,967	0.27	BBB-/Ba3	Saxon Asset Securities Trust 2006-3, Floating Rate Note, 10/25/46	252,173
650,000		NR/Aaa	SMART Trust/Australia, 1.59%, 10/14/16 (144A)	656,706
2,500,000	0.60	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 1/14/17	2,500,318
144,335	0.72	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 3/14/15 (144A)	144,400
953,358	0.50	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 6/14/15	953,535
1,785,000	0.62	NR/Aaa	SMART Trust/Australia, Floating Rate Note, 9/14/16	1,786,802
1,019,601		AA/NR	SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)	1,018,779
166,561		AA/NR	SNAAC Auto Receivables Trust, 1.78%, 6/15/16 (144A)	166,777
1,800,000		BBB/NR	SNAAC Auto Receivables Trust, 4.38%, 6/15/17 (144A)	1,840,948
797,154	0.61	AA/A3	Soundview Home Loan Trust 2005-DO1, Floating Rate Note, 5/25/35	794,754
1,045,167	0.42	BB+/NR	Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35	1,006,486
214,381	0.34	AA+/Aaa	South Carolina Student Loan Corp., Floating Rate Note, 12/3/18	214,038
664,675	0.55	AA+/A2	Specialty Underwriting & Residential Finance Trust Series 2005-AB2, Floating Rate Note, 6/25/36	644,502
47,562	0.91	AAA/Aa2	Specialty Underwriting & Residential Finance Trust Series 2005-BC1, Floating Rate Note, 12/25/35	47,451
655,520	0.36	BBB+/Baa3	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	645,722
3,640,376	0.46	BBB+/B1	Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36	3,415,233
2,000,000		A/NR	Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)	1,997,090
534,838		NR/NR	Stanwich Mortgage Loan Co 2012-NPL4 LLC, 2.9814%, 9/15/42 (144A)	536,800
2,138,026		NR/NR	Stanwich Mortgage Loan Trust, 2.9814%, 2/16/43 (144A)	2,158,692
2,192,745	1.62	NR/Baa1	Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23	2,187,700
241,340	0.76	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	240,440
2,600,000	0.64	A/A3	Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35	2,474,527
1,457,412	0.36	CCC/Ba3	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36	1,409,180
2,508,313	0.46	A+/Caa2	Structured Asset Securities Corp Mortgage Loan Trust 2005-S7, Floating Rate Note, 12/25/35 (144A)	2,406,182
3,687,752	0.31	B-/B2	Structured Asset Securities Corp Mortgage Loan Trust 2006-EQ1, Floating Rate Note, 7/25/36 (144A)	3,583,971
3,021,337	0.38	B-/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	2,914,871
296,207	0.22	BB/A1	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC3, Floating Rate Note, 5/25/47	291,678
4,774	0.31	BB/Baa1	Structured Asset Securities Corp Mortgage Loan Trust 2007-GEL2, Floating Rate Note, 5/25/37 (144A)	4,764
368,582	0.27	BBB+/A3	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC4, Floating Rate Note, 12/25/36	367,347
291,667	0.36	BBB/Baa2	TAL Advantage LLC, Floating Rate Note, 4/20/21 (144A)	287,905
739,447	1.10	AA+/A1	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	719,992
668,753	0.61	AA+/A2	Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36	646,675
1,685,833	0.42	A-/Baa1	Textainer Marine Containers, Ltd., Floating Rate Note, 5/15/20 (144A)	1,670,888
1,335,000	2.57	AAA/Aaa	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,351,232
187,688	0.30	BBB+/Baa2	Triton Container Finance LLC, Floating Rate Note, 2/26/19 (144A)	186,117
314,583		AAA/NR	United Auto Credit Securitization Trust 2012-1, 1.1%, 3/16/15 (144A)	314,556
1,889,814		AAA/NR	United Auto Credit Securitization Trust 2013-1, 0.95%, 9/15/15 (144A)	1,888,901
1,352,691		AAA/NR	Volkswagen Auto Lease Trust 2012-A, 0.87%, 7/20/15	1,355,692
2,000,000	0.42	AAA/Aaa	Volkswagen Auto Lease Trust 2013-A, Floating Rate Note, 12/21/15	1,998,906
1,820,000		AAA/Aaa	Volvo Financial Equipment LLC Series 2013-1, 0.53%, 11/16/15 (144A)	1,819,272
170,283	0.57	AAA/A3	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	170,121
33,926	0.25	NR/Aa1	Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37	33,873
572,072		A/NR	Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)	576,540
1,112,690		NR/NR	Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)	1,098,396
230,922		A/NR	Westgate Resorts LLC, 2.5%, 3/20/25 (144A)	231,860
44,007	0.44	NR/Baa1	Wilshire Mortgage Loan Trust, Floating Rate Note, 5/25/28	42,680
			(Cost $397,563,915)	$398,462,105

			COLLATERALIZED MORTGAGE OBLIGATIONS - 28.5%
1,400,000		NR/NR	A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)	$1,395,317
1,250,000	0.96	AA-/Aa2	ACA CLO 2006-2, Ltd., Floating Rate Note, 1/20/21 (144A)	1,210,171
565,759	2.45	AA+/Baa1	Adjustable Rate Mortgage Trust 2004-1, Floating Rate Note, 1/25/35	558,200
1,399,947	0.94	AAA/A1	Adjustable Rate Mortgage Trust 2005-2, Floating Rate Note, 6/25/35	1,373,714
1,460,911	0.44	A+/Baa2	Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35	1,320,831
7,156	0.56	AA+/A3	Alternative Loan Trust 2002-18, Floating Rate Note, 2/25/33	7,125
797,569	0.79	BB-/NR	Alternative Loan Trust 2003-3T1, Floating Rate Note, 5/25/33	772,849
322,984		BBB+/Baa1	Alternative Loan Trust 2004-18CB, 5.7%, 9/25/34	326,669
554,639	0.61	BBB+/Baa1	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	552,391
286,965		BBB+/Ba1	Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34	288,569
60,491	0.56	BBB+/Ba1	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	59,768
1,184,527		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	1,189,294
1,450,542	0.45	BBB+/Baa2	Alternative Loan Trust 2004-6CB, Floating Rate Note, 5/25/34	1,406,823
2,086	0.94	AAA/Aaa	Alternative Loan Trust 2004-J9, Floating Rate Note, 10/25/34	2,086
198,021	2.14	BBB+/Baa1	Ares VR CLO, Ltd., Floating Rate Note, 2/24/18 (144A)	194,402
2,174,844	0.48	AA/NR	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/28/45 (144A)	2,097,397
2,275,000	1.32	NR/Aaa	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	2,276,456
3,035,000	2.27	NR/A2	BAMLL Commercial Mortgage Securities Trust 2012-CLRN, Floating Rate Note, 8/15/29 (144A)	3,043,434
1,991,695	0.53	AA+/Baa2	Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34	1,900,486
320,072	0.37	A/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 6/26/37 (144A)	319,733
82,796	0.26	AAA/NR	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	82,749
3,000,000	1.27	A-/Aaa	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	2,976,528
6,581		AAA/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.512%, 12/10/42	6,592
997,824	5.56	AAA/Aaa	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 6/10/39	1,002,827
1,985,000	4.88	AAA/Aaa	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/43	2,065,085
121,580	3.20	NR/NR	Banc of America Mortgage 2003-A Trust, Floating Rate Note, 2/25/33	119,420
315,717	2.77	A-/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	320,552
460,945	5.39	NR/B2	Banc of America Mortgage 2004-I Trust, Floating Rate Note, 10/25/34	456,628
467,216	3.47	NR/NR	Bayview Opportunity Master Fund IIa Trust 2012-4NPL, Floating Rate Note, 7/28/32 (144A)	467,075
579,379	2.98	NR/NR	Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)	573,238
971,087	2.41	NR/NR	BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/26/36 (144A)	986,929
74,125	2.62	A+/Baa3	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	73,113
589,038	0.90	AA+/Baa1	Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34	576,606
3,213,203	0.76	A+/Ba1	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	3,010,517
1,190,930	0.86	A+/A3	Bear Stearns ALT-A Trust 2004-8, Floating Rate Note, 9/25/34	1,151,422
164,756	0.66	AAA/Baa1	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35	156,750
1,518,001	2.51	BBB+/Baa2	Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33	1,513,511
99,651	5.42	AA+/Ba2	Bear Stearns ARM Trust 2004-1, Floating Rate Note, 4/25/34	97,400
445,013	2.91	BBB+/B3	Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34	439,274
686,474	2.21	A+/Baa3	Bear Stearns ARM Trust 2005-5, Floating Rate Note, 8/25/35	686,837
350,554	1.26	A+/Ba1	Bear Stearns Asset Backed Securities Trust 2003-AC5, Floating Rate Note, 10/25/33	326,619
75,535		AAA/NR	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR3, 4.715%, 2/11/41	75,499
75,032		AAA/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 4.705%, 11/11/41	75,011
1,241,246	5.20	AAA/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14, Floating Rate Note, 1/12/41	1,241,170
614,200	2.54	NR/A3	Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30	619,229
1,375,000	1.92	AA-/NR	Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/15/26 (144A)	1,377,336
760,969		NR/B2	Chase Mortgage Finance Trust Series 2005-S1, 5.5%, 5/25/35	775,439
135,814	0.49	AA+/Ba1	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1, Floating Rate Note, 1/25/35 (144A)	121,721
69,276	0.46	A+/Ba2	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, Floating Rate Note, 8/25/35 (144A)	62,651
1,956,382	0.36	BBB+/Baa1	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-A, Floating Rate Note, 1/25/36 (144A)	1,526,925
482,832	0.71	NR/A3	CHL Mortgage Pass-Through Trust 2003-11, Floating Rate Note, 5/25/33	469,533
926,287	0.66	A-/NR	CHL Mortgage Pass-Through Trust 2003-15, Floating Rate Note, 6/25/18	912,052
93,348	0.56	A+/NR	CHL Mortgage Pass-Through Trust 2003-J7, Floating Rate Note, 8/25/18	90,039
2,938,820	0.70	AA+/Baa1	CHL Mortgage Pass-Through Trust 2004-29, Floating Rate Note, 2/25/35	2,755,138
1,401,151		NR/Baa3	CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34	1,414,801
554,498		NR/Caa1	CHL Mortgage Pass-Through Trust 2005-19, 5.5%, 8/25/35	546,573
22,355		NR/Baa3	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20	23,360
2,018,514		NR/Ba2	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35	2,034,727
2,458,172	5.38	AAA/Aaa	Citigroup Commercial Mortgage Trust 2004-C1, Floating Rate Note, 4/15/40	2,477,390
13,329	0.31	AAA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	13,303
1,430,707	0.34	AA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,424,332
1,982,362	0.38	A/Aa2	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,970,555
497,205	0.42	BBB/A2	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	493,150
1,105,112	0.47	BB/A3	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	1,079,522
2,179,298	1.17	AA+/NR	Citigroup Mortgage Loan Trust 2010-7, Floating Rate Note, 9/25/37 (144A)	2,132,094
18,481		AA+/NR	Citigroup Mortgage Loan Trust, Inc., 6.5%, 6/25/16	18,791
950,000	4.65	AA-/A1	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	959,136
1,616,671	0.76	AA+/Aaa	CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)	1,560,087
449,011	0.60	BBB+/A2	CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)	382,515
677,077	5.36	AAA/Aaa	COMM 2004-LNB3 Mortgage Trust, Floating Rate Note, 7/10/37	681,332
953,072	0.30	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	941,207
1,299,812	0.34	BBB/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	1,279,847
1,005,895	0.35	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	994,579
161,457	5.15	NR/A2	COMM 2011-FL1 Mortgage Trust, Floating Rate Note, 7/17/28 (144A)	162,984
1,597,000	1.68	AAA/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 10/13/28 (144A)	1,602,438
2,197,890	2.11	AAA/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)	2,200,717
2,242,089	5.32	AAA/Aaa	Commercial Mortgage Trust 2004-GG1, Floating Rate Note, 6/10/36	2,253,848
1,465,000	4.80	AAA/Aaa	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	1,503,059
3,300,000	4.89	A+/A2	Commercial Mortgage Trust 2005-GG3, Floating Rate Note, 8/10/42	3,380,246
225,968	5.76	AAA/Aaa	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39	226,148
3,084,462	0.29	AA/Aaa	Credit Suisse First Boston Mortgage Securities Corp Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	3,063,796
440,587		AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., 4.691%, 10/15/39	447,554
649,797		AAA/Aaa	Credit Suisse First Boston Mortgage Securities Corp., 4.829%, 11/15/37	664,211
23,013	1.51	AA+/A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	23,007
2,270,316	5.01	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38	2,335,270
352,836	0.90	AAA/Baa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	339,214
3,177,165	5.11	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 7/15/36	3,214,507
3,066,043	5.10	AAA/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38	3,218,628
3,752,556	0.34	AAA/A1	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	3,728,922
1,947,226	0.30	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 11/15/37	1,915,184
2,131,608	0.30	AAA/Aaa	Crusade Global Trust, Floating Rate Note, 4/19/38	2,098,941
755,459		NR/Aaa	DBRR 2012- EZ1 Trust, 0.946%, 9/25/45 (144A)	755,494
1,460,000	1.47	AA-/NR	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)	1,456,495
900,000	0.87	AAA/Aaa	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	901,334
800,000	1.27	AA-/NR	Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)	800,540
944,465	0.51	AAA/Aaa	Fannie Mae Trust 2003-W6, Floating Rate Note, 9/25/42	934,019
261,230	2.21	AAA/Aaa	Fannie Mae Trust 2005-W4, Floating Rate Note, 6/25/35	264,447
1,069,596	0.42	AAA/Aaa	Fannie Mae Whole Loan, Floating Rate Note, 11/25/46	1,066,817
12,987		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/22	13,059
1,091,276		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 3.5%, 6/15/28	1,120,209
150,327		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 1/15/24	153,577
77,397		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 11/15/23	79,353
249,672		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 12/15/22	252,948
53,227		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 12/15/32	53,717
334,215		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	340,972
28,554		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 7/15/32	28,707
19,022		AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, 5.5%, 5/15/33	19,100
708,760	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/33	709,500
484,916	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36	483,983
5,199,759	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37	5,221,036
204,543	0.32	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20	204,237
121,259	1.12	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/31	123,597
1,239,210	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/35	1,236,346
1,759,970	0.75	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	1,767,388
1,004,519	0.79	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37	1,009,580
271,033	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/18	271,332
193,344	0.77	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/31	194,736
362,818	1.17	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/33	371,779
238,343	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/35	238,449
1,299,645	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	1,299,676
657,499	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	657,517
267,961	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36	267,359
2,314,284	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37	2,309,315
797,911	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/40	800,093
208,653	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	210,052
591,162	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/28	593,055
299,238	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	298,717
24,137	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	24,144
41,638	0.67	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	41,894
1,051,274	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	1,052,754
473,231	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32	473,750
761,927	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/34	760,916
1,921,576	0.45	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/36	1,918,412
1,086,514	0.87	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39	1,093,120
802,146	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/41	801,862
527,466	0.40	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/19	527,552
635,861	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/25	638,446
334,712	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/29	334,504
1,123,364	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30	1,121,912
911,868	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	910,123
575,300	0.72	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33	577,850
988,503	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	989,207
560,484	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36	560,328
1,875,389	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/37	1,873,181
790,049	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39	792,478
1,892,262	1.22	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/24	1,923,355
977,110	1.17	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	996,096
227,767	0.87	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	229,796
1,382,422	1.17	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32	1,411,489
1,510,982	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/36	1,511,854
2,706,228	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/37	2,698,504
724,634	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38	724,104
370,762	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/39	369,775
4,281,184	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	4,260,356
907,653	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41	907,300
478,015	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/35	478,698
918,346	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36	919,437
165,156	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/29	165,101
305,119	1.66	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/33	313,540
1,040,565	0.51	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	1,040,684
1,071,800	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/35	1,070,925
748,672	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36	750,167
502,242	0.51	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	501,887
351,552	1.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/37	356,677
142,400	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	142,525
189,053	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/23	190,212
235,005	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/31	234,706
712,936	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/33	713,234
729,288	0.59	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	731,152
2,949,763	0.48	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36	2,946,096
1,333,306	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/38	1,334,730
1,115,519	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/40	1,114,982
412,677	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/21	412,335
873,153	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23	876,754
793,971	0.41	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/34	794,209
1,540,470	0.67	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,546,838
71,691	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	71,773
1,485,026	0.37	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36	1,479,889
737,833	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/40	734,563
597,259	0.37	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26	599,816
1,654,775	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/31	1,669,383
2,020,599	0.62	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/33	2,031,736
1,192,027	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	1,190,879
560,691	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35	560,047
1,346,150	0.42	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36	1,342,929
844,152	0.52	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/40	841,062
981,440	0.47	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26	983,120
320,515	0.77	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/32	323,077
524,482	0.59	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	525,444
411,490	0.57	AAA/Aaa	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/36	412,093
389,214		AAA/Aaa	Federal National Mortgage Association REMICS, 4.0%, 6/25/37	393,033
124,309		AAA/Aaa	Federal National Mortgage Association REMICS, 4.5%, 1/25/38	124,967
98,349		AAA/Aaa	Federal National Mortgage Association REMICS, 4.5%, 1/25/39	102,224
236,547		AAA/Aaa	Federal National Mortgage Association REMICS, 5.5%, 5/25/30	237,935
9,745		AAA/Aaa	Federal National Mortgage Association REMICS, 6.0%, 3/25/27	9,769
132,254		AAA/Aaa	Federal National Mortgage Association REMICS, 6.0%, 3/25/35	136,978
321,602	0.82	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32	324,128
507,415	0.86	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/32	512,317
588,417	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33	591,917
567,703	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/40	571,929
836,143	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	836,127
41,333	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35	41,304
1,798,747	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36	1,802,384
175,152	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	175,842
824,253	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/37	831,194
929,997	1.38	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38	941,844
2,382,000	0.39	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37	2,363,713
2,479,855	1.16	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32	2,528,661
573,877	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	577,439
505,012	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/31	505,079
995,030	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/33	997,939
995,628	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/34	996,421
448,483	0.48	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	449,062
2,815,123	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/40	2,865,372
134,300	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	135,008
450,289	1.16	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23	457,281
114,092	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/30	114,661
1,575,952	1.06	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31	1,602,014
509,814	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	513,906
396,554	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32	398,739
500,909	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/35	501,035
372,695	0.40	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/36	371,722
1,213,907	0.78	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37	1,220,477
304,912	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/38	305,230
380,385	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/49	381,850
24,100	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/17	24,116
461,071	0.91	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	466,439
1,129,699	0.51	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33	1,128,029
988,891	0.47	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35	987,228
1,363,751	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	1,360,103
722,577	0.36	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37	718,501
423,802	0.86	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	424,992
797,114	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38	796,710
232,474	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/23	232,670
694,967	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24	699,854
396,975	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/28	398,241
1,486,126	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34	1,489,127
1,657,911	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35	1,655,996
256,812	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35	257,394
135,256	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	135,236
273,338	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36	273,802
332,492	1.16	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	339,427
941,494	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	940,009
634,549	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37	632,826
137,151	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/25	137,395
187,613	0.81	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/30	188,613
2,447,327	1.06	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32	2,492,155
317,671	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/33	319,242
855,888	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37	852,813
245,765	0.39	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37	244,561
693,206	0.49	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/37	691,514
517,320	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/42	520,235
502,791	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33	503,333
1,073,471	0.51	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,070,785
1,855,172	0.47	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36	1,850,845
1,532,363	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37	1,529,173
348,018	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	351,162
1,867,440	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,869,048
1,439,729	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40	1,444,716
4,782,113	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/41	4,758,809
243,106	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/23	243,635
1,136,319	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	1,142,011
1,033,599	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36	1,030,027
1,239,571	0.40	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	1,235,493
2,265,308	0.36	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	2,255,400
1,622,681	0.40	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	1,616,270
99,916	0.39	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	99,681
488,439	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	487,156
143,567	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37	144,009
45,520	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/18/27	45,561
555,408	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	559,428
385,792	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/31	388,962
248,842	1.16	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/32	254,152
593,782	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	594,765
177,888	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34	178,484
2,360,804	0.46	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	2,358,668
960,669	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35	961,442
351,589	0.45	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	351,292
1,409,554	0.64	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/36	1,413,072
358,226	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/37	359,370
264,099	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/31	265,565
113,774	0.76	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/32	114,640
27,900	0.56	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/33	27,913
332,842	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/36	334,717
52,495	0.96	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/20	52,763
101,470	1.06	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/21	102,561
479,365	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	481,998
427,243	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/32	427,509
2,750,042	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33	2,766,281
1,260,599	0.73	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	1,258,738
273,115	0.41	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36	273,082
1,347,314	0.66	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	1,352,872
540,079	0.61	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	542,627
528,043	0.73	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	531,894
310,327	0.71	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	312,119
37,593	0.91	AAA/Aaa	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/38	37,631
148,727	2.67	AAA/Aaa	Federal National Mortgage Association, Floating Rate Note, 4/25/45	158,406
853,801	2.60	BBB+/NR	First Horizon Mortgage Pass-Through Trust 2003-AR3, Floating Rate Note, 9/25/33	848,327
986,052	1.65	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	987,780
934,561	1.65	AAA/Aaa	Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)	938,168
553,000	2.09	BBB+/Baa2	Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)	519,881
1,015,973	0.52	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 12/15/36	1,013,087
744,558	0.42	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	739,059
3,218,751	0.47	AAA/Aaa	Freddie Mac Strips, Floating Rate Note, 8/15/36	3,201,150
1,365,630	0.60	A+/Aa2	GE Business Loan Trust 2003-1, Floating Rate Note, 4/15/31 (144A)	1,276,169
1,667,312	0.39	AA-/Aa1	GE Business Loan Trust 2004-2, Floating Rate Note, 12/15/32 (144A)	1,578,155
1,911,330	0.42	AA/Aa3	GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)	1,790,878
2,481,196	0.34	A/Aa3	GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)	2,243,832
1,166,931		NR/Aaa	GE Capital Commercial Mortgage Corp., 4.893%, 3/10/40	1,168,153
2,093,524	5.38	NR/A3	GE Capital Commercial Mortgage Corp., Floating Rate Note, 3/10/39 (144A)	2,101,293
895,984		BB/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	880,001
3,618,665	0.43	BBB+/Ba2	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	3,464,618
5,287,555	5.30	AAA/Aa3	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	5,339,785
3,547,000		AAA/NR	GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Trust, 4.697%, 5/10/43	3,671,124
114,539		AAA/Aaa	Government National Mortgage Association, 4.5%, 11/20/34	117,230
155,133		AAA/Aaa	Government National Mortgage Association, 4.5%, 5/20/33	156,281
848,155		AAA/Aaa	Government National Mortgage Association, 5.75%, 8/20/36	856,090
1,276,278	0.37	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/16/33	1,281,280
1,494,413	0.42	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/16/35	1,487,123
320,590	0.42	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/20/33	321,034
94,518	0.67	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 1/20/37	94,543
517,435	0.85	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/39	525,937
922,542	0.57	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 10/20/38	925,116
1,455,240	0.42	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 2/20/35	1,451,678
368,963	0.57	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 2/20/38	369,615
656,291	0.47	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/29	661,100
287,823	0.72	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 4/16/32	290,668
1,076,510	0.57	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 5/16/38	1,081,397
292,062	0.67	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 6/16/31	294,607
2,005,694	0.42	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 7/20/41	2,003,145
682,590	1.17	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/16/39	696,849
742,863	0.57	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/35	744,188
613,777	0.67	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 8/20/38	619,518
923,508	0.42	AAA/Aaa	Government National Mortgage Association, Floating Rate Note, 9/16/31	928,485
2,044,010	1.79	AAA/Aaa	Gracechurch Mortgage Financing Plc, Floating Rate Note, 11/20/56 (144A)	2,051,244
2,300,000	1.02	NR/Aaa	GS Mortgage Securities Corp II, Floating Rate Note, 11/8/29 (144A)	2,287,042
1,984,937	0.94	AA+/Baa1	GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34	1,954,425
235,573	0.90	AAA/Aa2	GSAA Home Equity Trust 2004-8, Floating Rate Note, 9/25/34	231,587
133,197	2.35	A+/NR	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	132,467
1,350,000	2.14	A-/Aaa	Gulf Stream - Compass CLO 2005-I, Ltd., Floating Rate Note, 5/15/17 (144A)	1,336,454
735,553	2.39	AA+/Baa2	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34	717,229
267,413	1.30	AA+/Baa3	HarborView Mortgage Loan Trust 2004-4, Floating Rate Note, 6/19/34	253,469
500,000	1.99	BBB-/Baa3	Harch CLO III, Ltd., Floating Rate Note, 4/17/20 (144A)	472,786
1,000,000	0.72	NR/Aaa	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	1,000,024
500,000	1.22	NR/Aa2	Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)	500,012
1,900,000	1.67	AA-/NR	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/7/30 (144A)	1,900,139
763,392	1.64	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	764,674
2,061,144	1.79	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	2,076,384
1,486,601	1.89	AAA/Aaa	Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)	1,502,006
1,529,742	0.80	A+/A1	Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34	1,438,213
1,314,153	0.51	AA+/Aa3	Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34	1,271,821
1,255,585	0.61	AAA/Aa2	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34	1,221,745
2,876,632	0.92	AA+/A3	Impac CMB Trust Series 2003-11, Floating Rate Note, 10/25/33	2,746,358
380,024	1.06	NR/NR	Impac CMB Trust Series 2003-8, Floating Rate Note, 10/25/33	373,453
1,838,125	0.80	BBB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,708,883
2,051,625	0.78	A+/Ba1	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	1,892,300
1,916,734	0.88	BBB/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	1,817,509
766,056	1.00	NR/NR	Impac CMB Trust Series 2004-5, Floating Rate Note, 8/25/34	740,452
431,319	0.96	BB+/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	408,387
1,749,065	0.94	BBB/Baa1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	1,632,413
1,747,915	0.90	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	1,645,973
576,748	0.98	AAA/NR	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	571,374
349,674	2.79	BB+/NR	Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34	327,265
1,171,959	0.92	B/Ba3	Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35	1,025,885
903,237	0.96	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	867,569
2,734,498	0.51	AAA/Aaa	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	2,694,796
945,411	0.51	AAA/Aaa	Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36	916,684
809,202	0.36	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	738,106
385,356	5.25	NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Corp Commercial Mortgage Pass-Thr, Floating Rate Note, 5/15/41	386,780
188,829	6.45	NR/Caa1	JP Morgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificates Series 2002 CIBC4, Floating Rate Note, 5/12/34	197,033
3,500,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Corp., 4.878%, 1/15/42	3,593,107
2,350,000	2.03	AA/Aa2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	2,356,228
1,092,463	4.84	AAA/A1	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)	1,108,289
13,879		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17, 5.45%, 12/12/43	13,856
1,266,927	0.30	NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	1,257,297
696,105	0.38	NR/A2	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	678,110
267,733	0.40	NR/A3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	255,457
167,333	0.53	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	158,573
120,342	0.32	AA/Aa3	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47	120,303
302,252	5.71	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19, Floating Rate Note, 2/12/49	305,224
48,178	5.79	AAA/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Floating Rate Note, 6/15/49	48,544
1,466,000	3.01	AA-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)	1,480,594
1,200,000	1.97	A-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	1,193,922
2,445,000	2.32	NR/Aa3	JP Morgan Chase Commercial Mortgage Securities Trust 2013-INN, Floating Rate Note, 10/15/30 (144A)	2,447,401
1,462,686	2.02	A+/Baa1	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	1,446,330
935,142	2.30	AA+/Baa2	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	926,811
100,963	2.76	A+/NR	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	100,962
283,828	2.26	BBB+/Ba1	JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35	281,074
650,000	1.69	AA+/Aa2	KKR Financial CLO 2007-1 Corp., Floating Rate Note, 5/15/21 (144A)	636,471
1,903,184	1.64	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,930,423
1,250,000	0.74	AAA/Aaa	Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)	1,246,477
235,776		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	241,153
467,112		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C2, 4.367%, 3/15/36	467,897
2,577,893	5.02	AAA/NR	LB-UBS Commercial Mortgage Trust 2004-C6, Floating Rate Note, 8/15/29	2,610,557
3,611,979	5.20	AAA/NR	LB-UBS Commercial Mortgage Trust 2005-C7, Floating Rate Note, 11/15/30 (144A)	3,808,695
256,973	6.15	AAA/Aaa	LB-UBS Commercial Mortgage Trust 2008-C1, Floating Rate Note, 4/15/41	268,443
1,500,000		NR/Aaa	LEAF Receivables Funding 9 LLC, 0.88%, 11/15/15 (144A)	1,500,000
105,158	1.07	BBB+/Aa2	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	104,868
482	1.01	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)	481
1,359,361	1.11	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	1,349,166
2,211,066	1.21	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	2,172,372
1,135,737	0.38	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	1,067,670
4,547,183	0.39	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)	4,146,453
2,159,656	0.41	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)	1,916,472
851,082	2.11	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	839,707
965,520	0.32	AA-/A2	MASTR Adjustable Rate Mortgages Trust 2007-1, Floating Rate Note, 1/25/47	938,474
334,077	0.56	AA+/NR	MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18	328,785
395,442	0.28	AAA/Aaa	Medallion Trust Series 2007-1G, Floating Rate Note, 2/27/39	394,979
1,825,101	0.65	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	1,762,385
814,957	0.61	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30	795,546
587,133	2.38	BBB/B1	Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35	586,731
2,154,199	1.22	BBB+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28	2,122,306
508,959	0.82	AA+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	507,282
1,910,957	1.05	AA+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28	1,880,669
2,427,494	0.78	A+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28	2,347,954
535,958	2.01	A+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29	529,695
1,028,646	0.80	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29	1,009,400
248,729	0.62	A+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	233,135
614,755	0.89	AA+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-B, Floating Rate Note, 5/25/29	587,637
2,067,344	0.72	AA+/Baa3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	2,040,322
206,860	1.35	AA+/Ba1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29	203,893
827,222	2.12	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D, Floating Rate Note, 9/25/29	815,251
3,767,195	0.82	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29	3,649,296
1,967,701	0.72	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,847,152
1,235,422	0.95	A+/Ba2	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30	1,176,822
3,170,691	0.62	AA+/Ba3	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	3,062,282
1,519,492	4.95	NR/Aa3	Merrill Lynch Mortgage Trust 2004-KEY2, Floating Rate Note, 8/12/39	1,547,423
3,237,644		AAA/NR	Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40	3,277,218
1,306,153	5.11	AAA/NR	Morgan Stanley Capital I Trust 2004-IQ8, Floating Rate Note, 6/15/40	1,324,539
58,964		AAA/NR	Morgan Stanley Capital I Trust 2005-HQ6, 4.882%, 8/13/42	58,956
3,750,000		AAA/NR	Morgan Stanley Capital I Trust 2005-HQ6, 4.989%, 8/13/42	3,918,675
1,928,600		AAA/NR	Morgan Stanley Capital I Trust 2005-TOP17, 4.78%, 12/13/41	1,972,557
879,529	0.27	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	862,799
3,025,000	0.30	A+/Aa1	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	2,949,892
2,726,369	0.43	AA+/A3	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35	2,643,692
2,794,434	0.44	A+/Baa2	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	2,701,628
994,055	0.43	A+/A2	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35	975,697
718,750	0.49	A/NR	Morgan Stanley Re-REMIC Trust 2010-R4, Floating Rate Note, 7/26/36 (144A)	717,022
2,323,561	0.94	AA+/Baa1	MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34	2,202,109
1,883,298	0.42	A+/Baa2	MortgageIT Trust 2005-2, Floating Rate Note, 5/25/35	1,778,748
959,454		AAA/NR	Motel 6 Trust, 1.5%, 10/5/25 (144A)	951,665
1,001,922	0.73	NR/Aaa	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 12/8/20	1,007,933
1,551,516	0.70	NR/Aaa	NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21 (e)	1,553,716
1,105,344	0.62	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 10/7/20	1,111,291
3,098,293	0.54	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 11/6/17	3,102,166
309,783	0.73	NR/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 12/8/20	313,005
1,221,026	0.57	AA+/Aaa	NCUA Guaranteed Notes Trust, Floating Rate Note, 3/11/20	1,221,026
410,746	0.55	AA+/NR	NCUA Guaranteed Notes Trust, Floating Rate Note, 4/6/20	408,405
950,000		NR/Aaa	Nissan Auto Receivables Owner Trust, 0.4%, 6/15/16	949,974
209,290	2.66	AAA/Aaa	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR4, Floating Rate Note, 12/25/34	210,634
117,863		BBB/B2	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-WF1, 4.786%, 3/25/35	119,936
2,533,572	1.37	AAA/Aaa	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	2,534,519
1,000,000	4.42	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	1,009,600
2,784,000	2.01	NR/Aaa	NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)	2,783,833
252,049	0.46	AAA/Aa2	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-1, Floating Rate Note, 2/25/35	250,495
443,685	0.41	BB+/B2	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35	433,490
248,467	0.42	AA+/A1	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35	248,038
1,361,147		NR/NR	ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	1,361,230
1,500,000	0.46	NR/NR	Pepper Residential Securities Trust, Floating Rate Note, 10/18/14 (144A)	1,500,000
1,000,000	0.51	NR/NR	Pepper Residential Securities Trust, Floating Rate Note, 7/24/14 (144A)	989,345
500,000	1.64	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	500,128
631,000	1.84	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42 (144A)	639,167
150,531	0.71	NR/Baa3	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	142,866
146,275	0.66	BB-/Ba1	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	137,310
1,055,773	0.61	BB/NR	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	964,247
1,535,853	0.61	AA+/NR	RALI Series 2003-QS5 Trust, Floating Rate Note, 3/25/18	1,503,338
119,200		BBB+/Baa2	RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	119,319
128,047	0.71	BBB+/Baa2	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	126,809
60,503		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	62,118
378,628		BB+/Ba3	RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	383,075
748,452	0.76	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	715,349
2,524,436	1.57	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	2,243,969
782,865	0.61	A-/NR	Residential Asset Securitization Trust 2003-A15, Floating Rate Note, 2/25/34	742,011
430,612	0.56	BBB+/NR	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	389,695
2,100,000	0.52	NR/NR	Resimac MBS Trust, Floating Rate Note, 3/7/14 (144A)	2,099,988
1,750,000	0.45	NR/NR	Resimac MBS Trust, Floating Rate Note, 6/7/14	1,750,000
3,000,000	N/A	NR/NR	Resource Capital Corp CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	3,000,000
1,678,479		NR/Baa3	RREF 2013 LT2 LLC, 2.8331%, 5/22/28 (144A)	1,681,296
154,264	0.93	AA+/Baa1	Sequoia Mortgage Trust 10, Floating Rate Note, 10/20/27	145,451
576,418	1.04	AA+/Ba1	Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33	552,496
268,395	0.79	AA+/Baa3	Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33	263,513
467,922	0.49	A+/Baa3	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	461,072
1,107,798	0.44	A/Baa3	Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35	1,014,076
159,866	0.64	AA/Baa3	Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35	151,118
266,807	1.74	AA+/Ba1	Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34	267,127
3,807,389	0.40	AA+/Baa3	Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35	3,547,904
465,614	0.39	BBB+/Ba3	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	422,680
244,381	0.88	AA+/A2	Sequoia Mortgage Trust 4, Floating Rate Note, 11/22/24	242,279
60,909	0.29	AAA/Aaa	Series 2007-1G WST Trust, Floating Rate Note, 5/21/38 (144A)	60,842
112,537		NR/Baa3	SMA Issuer I LLC, 3.5%, 8/20/25 (144A)	112,781
130,037	0.36	AAA/Aaa	SMHL Global Fund 2007-1, Floating Rate Note, 6/12/40	128,815
717,930	1.57	AAA/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	715,103
544,000	1.04	AA+/Aaa	Stanfield Bristol CLO, Ltd., Floating Rate Note, 10/15/19 (144A)	531,807
2,495,000	1.47	AAA/NR	Starwood Property Mortgage Trust 2013-FV1, Floating Rate Note, 8/11/28 (144A)	2,494,436
596,167	2.87	BB/Ba2	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	593,315
461,622	5.21	BBB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	453,086
510,454	2.37	A+/Baa1	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34	510,073
81,637	0.56	AAA/A1	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 6/25/35	81,028
963,834	0.87	AA+/Baa2	Structured Asset Mortgage Investments II Trust 2004-AR1, Floating Rate Note, 3/19/34	945,896
1,229,086	0.83	AA+/Baa1	Structured Asset Mortgage Investments II Trust 2004-AR5, Floating Rate Note, 10/19/34	1,169,080
2,301,268	1.07	AA+/Baa2	Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33	2,196,284
269,741	2.65	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	271,140
552,320	1.10	AA/NR	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 1998-8, Floating Rate Note, 8/25/28	544,195
419,305	2.60	AA+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	417,696
1,081,937	2.46	A+/Ba2	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33	1,069,835
203,142	0.66	A+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33	196,942
429,628	0.81	NR/NR	Structured Asset Securities Corp. Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)	423,452
637,073	0.46	B-/Ba3	Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35	569,765
2,014,047	1.77	AA+/Baa3	Thornburg Mortgage Securities Trust Class II2A, Floating Rate Note, 3/25/44	1,943,566
1,537,000	4.17	BBB/Baa2	Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)	1,550,151
1,000,000		NR/NR	Vericrest Opportunity Loan Transferee, 3.625%, 2/1/39 (Step) (144A)	995,670
1,231,908		NR/NR	VOLT XV LLC, 3.22162%, 5/27/53 (Step) (144A)	1,227,289
2,041,251		NR/NR	VOLT XVI LLC, 4.25%, 8/25/58 (Step) (144A)	2,068,681
1,430,000	4.85	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Floating Rate Note, 10/15/41	1,468,448
2,054,854	5.08	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Floating Rate Note, 3/15/42	2,124,384
68,766		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.79%, 4/15/42	68,774
2,407,637		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C18, 4.935%, 4/15/42	2,497,690
1,697,622	5.24	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Floating Rate Note, 10/15/44	1,799,564
911,247	0.25	A+/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8, Floating Rate Note, 6/15/20 (144A)	902,042
238,785	2.50	A+/Baa2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/33	240,085
569,957	2.41	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	566,817
517,065	2.49	A+/Ba2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 2/25/33	508,660
66,372	0.56	NR/A2	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 3/25/34	66,033
571,806		BB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	570,931
55,859	4.99	NR/Ba2	Wells Fargo Mortgage Backed Securities 2005-AR6 Trust, Floating Rate Note, 4/25/35	56,894
1,192,512	4.93	BBB+/Ba3	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34	1,211,807
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $530,149,019)	$531,174,578

			CORPORATE BONDS - 26.1%
			Energy - 0.5%
			Integrated Oil & Gas - 0.2%
1,500,000	0.45	AA/Aa1	Shell International Finance BV, Floating Rate Note, 11/15/16	$1,501,270
3,355,000	0.62	AA-/Aa1	Total Capital Canada, Ltd., Floating Rate Note, 1/15/16	3,372,735
				$4,874,005
			Oil & Gas Exploration & Production - 0.2%
2,800,000	45.00	BBB+/Baa1	Devon Energy Corp., Floating Rate Note, 12/15/15	$2,802,134
709,000		BBB/Baa1	Marathon Oil Corp., 0.9%, 11/1/15	709,591
				$3,511,725
			Oil & Gas Storage & Transportation - 0.1%
1,650,000	0.90	A-/Baa1	Enbridge, Inc., Floating Rate Note, 10/1/16	$1,656,268
			Total Energy	$10,041,998
			Materials - 0.2%
			Diversified Metals & Mining - 0.1%
1,650,000	0.50	A+/A1	BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16	$1,651,363
1,130,000	1.08	A-/A3	Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16	1,138,017
				$2,789,380
			Steel - 0.1%
1,800,000	1.40	BBB/Baa2	Glencore Funding LLC, Floating Rate Note, 5/27/16 (144A)	$1,791,578
			Total Materials	$4,580,958
			Capital Goods - 0.3%
			Construction & Farm Machinery & Heavy Trucks - 0.3%
1,500,000	0.48	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/26/16	$1,501,386
2,000,000	0.59	A/A2	Caterpillar Financial Services Corp., Floating Rate Note, 2/9/15	2,005,578
1,800,000	0.12	A/A2	John Deere Capital Corp., Floating Rate Note, 12/10/15	1,798,938
				$5,305,902
			Total Capital Goods	$5,305,902
			Transportation - 0.2%
			Railroads - 0.2%
1,675,000	0.44	A-/A3	Canadian National Railway Co., Floating Rate Note, 11/6/15	$1,676,219
1,500,000		BBB+/Baa2	CSX Corp., 5.3%, 2/15/14	1,508,138
				$3,184,357
			Total Transportation	$3,184,357
			Automobiles & Components - 0.7%
			Auto Parts & Equipment - 0.1%
2,342,000	0.65	BBB+/Baa1	Johnson Controls, Inc., Floating Rate Note, 2/4/14	$2,342,995
			Automobile Manufacturers - 0.6%
1,500,000		A-/A3	Daimler Finance North America LLC, 1.3%, 7/31/15 (144A)	$1,508,800
1,525,000	1.02	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 4/10/14 (144A)	1,527,731
1,500,000	0.92	A-/A3	Daimler Finance North America LLC, Floating Rate Note, 8/1/16 (144A)	1,503,084
1,500,000	0.95	BBB+/A3	Nissan Motor Acceptance Corp., Floating Rate Note, 9/26/16 (144A)	1,507,980
1,500,000		A-/A3	Volkswagen International Finance NV, 1.875%, 4/1/14 (144A)	1,500,315
1,750,000	0.68	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 11/18/16 (144A)	1,753,972
1,000,000	0.84	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 11/20/14 (144A)	1,003,990
300,000	1.00	A-/A3	Volkswagen International Finance NV, Floating Rate Note, 3/21/14 (144A)	300,393
				$10,606,265
			Total Automobiles & Components	$12,949,260
			Consumer Services - 0.1%
			Education Services - 0.1%
1,237,000		AAA/Aaa	Yale University, 2.9%, 10/15/14	$1,261,412
			Total Consumer Services	$1,261,412
			Media - 0.2%
			Broadcasting - 0.2%
2,694,000	0.78	A-/A3	NBCUniversal Enterprise, Inc., Floating Rate Note, 4/15/16 (144A)	$2,708,707
1,500,000		A-/A3	NBCUniversal Media LLC, 2.1%, 4/1/14	1,506,400
				$4,215,107
			Total Media	$4,215,107
			Food & Staples Retailing - 0.0% †
			Hypermarkets & Super Centers - 0.0% †
100,000		AA/Aa2	Wal-Mart Stores, Inc., 1.625%, 4/15/14	$100,405
			Total Food & Staples Retailing	$100,405
			Food, Beverage & Tobacco - 0.8%
			Brewers - 0.4%
2,300,000		A/A3	Anheuser-Busch InBev Worldwide, Inc., 1.5%, 7/14/14	$2,313,103
3,200,000	0.79	A/A3	Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 1/27/14	3,201,194
2,000,000	0.60	A/A3	Anheuser-Busch InBev Worldwide, Inc., Floating Rate Note, 7/14/14	2,003,924
				$7,518,221
			Soft Drinks - 0.1%
551,000		BBB/A3	Coca-Cola Enterprises, Inc., 2.125%, 9/15/15	$561,665
860,000	0.45	A-/A1	PepsiCo, Inc., Floating Rate Note, 2/26/16	860,568
850,000	0.22	AA-/Aa3	The Coca-Cola Co., Floating Rate Note, 3/5/15	849,553
				$2,271,786
			Packaged Foods & Meats - 0.2%
3,225,000	0.54	BBB+/A2	Campbell Soup Co., Floating Rate Note, 8/1/14	$3,229,234
			Tobacco - 0.1%
1,500,000	0.29	A/A2	Philip Morris International, Inc., Floating Rate Note, 2/26/15	$1,500,970
			Total Food, Beverage & Tobacco	$14,520,211
			Health Care Equipment & Services - 0.4%
			Health Care Equipment - 0.0% †
895,000	0.41	A/A3	Baxter International, Inc., Floating Rate Note, 12/11/14	$896,131
			Health Care Services - 0.4%
2,428,000		BBB+/Baa3	Express Scripts Holding Co., 2.1%, 2/12/15	$2,463,189
4,135,000		BBB+/Baa3	Express Scripts Holding Co., 2.75%, 11/21/14	4,214,743
				$6,677,932
			Total Health Care Equipment & Services	$7,574,063
			Banks - 6.8%
			Diversified Banks - 3.3%
1,725,000	1.04	A/A2	ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)	$1,727,588
250,000	2.24	A/Aa3	Banco Santander Chile, Floating Rate Note, 2/14/14 (144A)	249,854
2,505,000	1.28	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 1/12/15	2,531,871
1,800,000	42.00	A+/NR	Bank of Nova Scotia, Floating Rate Note, 12/13/16	1,802,603
2,000,000	0.64	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 3/15/16	2,003,194
1,500,000	0.76	A+/Aa2	Bank of Nova Scotia, Floating Rate Note, 7/15/16	1,506,044
1,575,000	0.72	AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, Floating Rate Note, 3/18/16	1,580,892
1,000,000		NR/A2	HSBC Bank Middle East, Ltd., 3.0%, 10/21/15	1,022,500
6,489,000	1.04	AA-/Aa3	HSBC Bank Plc, Floating Rate Note, 1/17/14 (144A)	6,491,038
3,125,000	1.19	AA-/Aa2	National Australia Bank, Ltd., Floating Rate Note, 7/25/14 (144A)	3,141,578
4,340,000	1.14	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 1/14/14 (144A)	4,341,419
2,500,000	0.70	AA-/Aa3	Nordea Bank AB, Floating Rate Note, 5/13/16 (144A)	2,507,128
1,000,000	0.47	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 1/6/15	1,001,618
2,700,000	0.94	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 10/30/14	2,715,074
1,800,000	22.00	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 12/16/15	1,799,278
2,000,000	0.54	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 4/17/14	2,001,638
2,000,000	0.70	AA-/Aa3	Royal Bank of Canada, Floating Rate Note, 9/9/16	2,008,570
2,550,000	1.19	A+/A2	Standard Chartered Plc, Floating Rate Note, 5/12/14 (144A)	2,557,635
1,500,000	0.91	A+/Aa3	Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16	1,508,331
1,500,000	1.02	A+/A1	Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)	1,507,220
2,275,000	0.70	AA-/Aa3	Svenska Handelsbanken AB, Floating Rate Note, 3/21/16	2,280,173
1,000,000	0.72	AA-/Aa3	Svenska Handelsbanken AB, Floating Rate Note, 9/23/16	1,001,087
1,100,000		AA-/Aa1	The Toronto-Dominion Bank, 1.375%, 7/14/14	1,106,739
1,725,000	0.44	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 11/6/15	1,726,568
2,800,000	0.42	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 5/1/15	2,802,685
1,200,000	0.54	AA-/Aa1	The Toronto-Dominion Bank, Floating Rate Note, 7/14/14	1,202,112
3,950,000	1.24	A/A2	UBS AG, Floating Rate Note, 1/28/14	3,953,444
1,000,000	0.54	AA-/Aa2	Westpac Banking Corp., Floating Rate Note, 10/28/14	1,000,054
1,320,000	1.17	AA-/Aa2	Westpac Banking Corp., Floating Rate Note, 2/24/14 (144A)	1,322,157
500,000	1.04	NR/Aaa	Westpac Banking Corp., Floating Rate Note, 7/17/15 (144A)	504,559
				$60,904,651
			Regional Banks - 3.3%
2,450,000	0.69	A-/A2	American Express Centurion Bank, Floating Rate Note, 11/13/15	$2,461,069
2,200,000		A-/A2	BB&T Corp., 2.05%, 4/28/14	2,207,907
5,473,000	0.94	A-/A2	BB&T Corp., Floating Rate Note, 4/28/14	5,482,704
1,814,000	0.56	A-/A2	Branch Banking & Trust Co., Floating Rate Note, 9/13/16	1,800,705
1,900,000	0.70	BBB+/A3	Capital One NA, Floating Rate Note, 3/22/16	1,898,052
6,101,000		A/A1	Credit Suisse New York NY, 5.5%, 5/1/14	6,200,446
1,000,000	0.67	BBB/Baa2	Fifth Third Bancorp, Floating Rate Note, 12/20/16	990,508
1,800,000	0.75	A-/A3	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 11/18/16	1,804,756
2,850,000	0.65	A-/A3	Fifth Third Bank Cincinnati Ohio, Floating Rate Note, 2/26/16	2,850,715
1,800,000	0.73	NR/A3	KeyBank NA Cleveland Ohio, Floating Rate Note, 11/25/16	1,803,076
1,370,000		BBB+/Baa1	KeyCorp, 3.75%, 8/13/15	1,432,668
1,000,000	0.39	A+/A1	Mellon Funding Corp., Floating Rate Note, 5/15/14	1,000,305
2,100,000	0.59	A-/A3	National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16	2,081,881
2,250,000	0.55	A/A2	PNC Bank NA, Floating Rate Note, 1/28/16	2,252,862
1,150,000	0.56	A/A2	PNC Bank NA, Floating Rate Note, 4/29/16	1,150,559
1,585,000		A-/A3	PNC Funding Corp., 5.4%, 6/10/14	1,619,933
2,294,000	0.44	A-/A3	PNC Funding Corp., Floating Rate Note, 1/31/14	2,294,271
1,350,000	0.44	A+/A1	State Street Bank & Trust Co., Floating Rate Note, 12/8/15	1,347,284
1,500,000	4.46	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,496,250
1,000,000	1.00	A+/A2	Union Bank NA, Floating Rate Note, 9/26/16	1,008,931
4,355,000	0.52	A+/A1	US Bank NA Cincinnati Ohio, Floating Rate Note, 10/14/14	4,360,061
3,248,000		A+/A1	US Bancorp, 4.2%, 5/15/14	3,293,751
1,983,000	0.58	A/A3	Wachovia Corp., Floating Rate Note, 10/28/15	1,980,894
1,000,000		A/A3	Wells Fargo & Co., 5.0%, 11/15/14	1,037,757
2,503,000	0.44	A+/A2	Wells Fargo & Co., Floating Rate Note, 10/28/15	2,502,194
3,175,000	1.17	A+/A2	Wells Fargo & Co., Floating Rate Note, 6/26/15	3,210,373
1,500,000	0.77	A+/A2	Wells Fargo & Co., Floating Rate Note, 7/20/16	1,505,328
975,000	0.45	A+/A1	Wells Fargo Bank NA, Floating Rate Note, 5/16/16	965,890
				$62,041,130
			Thrifts & Mortgage Finance - 0.2%
2,502,000		BBB/Baa2	Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15	$2,583,688
1,220,000	0.70	AAA/Aaa	Swedbank Hypotek AB, Floating Rate Note, 3/28/14 (144A)	1,221,351
				$3,805,039
			Total Banks	$126,750,820
			Diversified Financials - 6.9%
			Other Diversified Financial Services - 1.9%
6,000,000	1.07	A-/Baa2	Bank of America Corp., Floating Rate Note, 3/22/16	$6,042,666
1,000,000		BBB+/Baa3	Citigroup, Inc., 5.0%, 9/15/14	1,028,485
655,000	1.69	A-/Baa2	Citigroup, Inc., Floating Rate Note, 1/13/14	655,240
1,700,000	0.92	A-/NR	Citigroup, Inc., Floating Rate Note, 11/15/16	1,702,383
2,692,000	0.52	A-/Baa2	Citigroup, Inc., Floating Rate Note, 11/5/14	2,690,958
1,325,000	1.04	A-/Baa2	Citigroup, Inc., Floating Rate Note, 4/1/16	1,333,650
1,500,000	1.20	A-/Baa2	Citigroup, Inc., Floating Rate Note, 7/25/16	1,515,588
1,800,000	0.45	NR/Aa2	Commonwealth Bank of Australia, Floating Rate Note, 12/4/15 (144A)	1,799,985
822,000	1.09	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/7/14	822,082
2,300,000	0.84	AA+/A1	General Electric Capital Corp., Floating Rate Note, 1/8/16	2,313,830
2,420,000	0.94	AA+/A1	General Electric Capital Corp., Floating Rate Note, 4/24/14	2,425,581
1,967,000	0.87	AA+/A1	General Electric Capital Corp., Floating Rate Note, 4/7/14	1,970,141
690,000	0.62	AA+/A1	General Electric Capital Corp., Floating Rate Note, 7/10/15	692,407
500,000	1.28	AA+/A1	General Electric Capital Corp., Floating Rate Note, 7/2/15	506,114
500,000	1.38	AA+/A1	General Electric Capital Corp., Floating Rate Note, 8/1/17	492,716
2,630,000	1.04	A/A3	JPMorgan Chase & Co., Floating Rate Note, 1/24/14	2,631,378
2,000,000	0.90	A/A3	JPMorgan Chase & Co., Floating Rate Note, 10/15/15	2,007,854
1,800,000	0.86	A/A3	JPMorgan Chase & Co., Floating Rate Note, 2/26/16	1,807,400
1,000,000	0.96	A-/Baa1	JPMorgan Chase & Co., Floating Rate Note, 3/31/16	991,593
1,000,000	0.99	A/A3	JPMorgan Chase & Co., Floating Rate Note, 5/2/14	1,002,318
				$34,432,369
			Specialized Finance - 0.6%
2,516,000		AA+/Aa2	MassMutual Global Funding II, 2.875%, 4/21/14 (144A)	$2,535,421
1,750,000	12.00	AA+/Aa2	MassMutual Global Funding II, Floating Rate Note, 12/11/15 (144A)	1,749,994
1,800,000	0.54	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16	1,798,411
2,790,000	0.32	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 2/18/14	2,790,301
2,925,000	0.49	A/A2	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 4/4/14	2,926,735
				$11,800,862
			Consumer Finance - 2.0%
1,500,000	1.34	A-/A2	American Express Credit Corp., Floating Rate Note, 6/12/15	$1,520,024
3,525,000	1.10	A-/A2	American Express Credit Corp., Floating Rate Note, 6/24/14	3,537,239
2,250,000	0.75	A-/A2	American Express Credit Corp., Floating Rate Note, 7/29/16	2,260,930
950,000	0.74	A+/A1	American Honda Finance Corp., Floating Rate Note, 10/7/16	954,941
1,300,000	0.34	A+/A1	American Honda Finance Corp., Floating Rate Note, 11/13/14 (144A)	1,301,153
1,500,000	0.37	A+/A1	American Honda Finance Corp., Floating Rate Note, 4/8/14 (144A)	1,500,450
825,000	0.61	A+/A1	American Honda Finance Corp., Floating Rate Note, 5/26/16 (144A)	826,898
1,275,000	0.69	A+/A1	American Honda Finance Corp., Floating Rate Note, 5/8/14 (144A)	1,277,268
1,500,000	0.64	A+/A1	American Honda Finance Corp., Floating Rate Note, 6/18/14 (144A)	1,503,624
4,440,000		BBB/Baa1	Capital One Financial Corp., 2.125%, 7/15/14	4,475,191
3,244,000	1.39	BBB/Baa1	Capital One Financial Corp., Floating Rate Note, 7/15/14	3,258,679
1,500,000	0.54	A/A2	John Deere Capital Corp., Floating Rate Note, 10/11/16	1,501,652
897,000	0.39	A/A2	John Deere Capital Corp., Floating Rate Note, 4/25/14	897,452
2,000,000	0.38	A+/A1	PACCAR Financial Corp., Floating Rate Note, 5/5/15	2,002,402
3,000,000	0.49	A+/A1	PACCAR Financial Corp., Floating Rate Note, 6/5/14	3,003,111
554,000		AA-/Aa3	Toyota Motor Credit Corp., 1.25%, 11/17/14	558,603
1,000,000	0.64	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 1/17/14	1,000,180
1,290,000	0.41	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 1/23/15	1,291,806
2,000,000	0.26	NR/NR	Toyota Motor Credit Corp., Floating Rate Note, 4/7/14	2,000,184
2,800,000	0.53	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 5/17/16	2,807,986
1,000,000	0.39	AA-/Aa3	Toyota Motor Credit Corp., Floating Rate Note, 9/18/15	1,000,349
				$38,480,122
			Asset Management & Custody Banks - 1.0%
1,550,000		A+/A2	Northern Trust Corp., 4.625%, 5/1/14	$1,572,418
3,645,000		A+/A1	State Street Corp., 4.3%, 5/30/14	3,703,539
4,830,000	0.59	A+/A1	State Street Corp., Floating Rate Note, 3/7/14	4,833,115
1,219,000		A+/A1	The Bank of New York Mellon Corp., 4.3%, 5/15/14	1,236,646
2,150,000	0.52	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 1/31/14	2,150,464
1,468,000	0.47	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 10/23/15	1,468,848
1,000,000	0.47	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 3/4/16	998,482
2,000,000	0.51	A+/A1	The Bank of New York Mellon Corp., Floating Rate Note, 7/28/14	2,001,938
				$17,965,450
			Investment Banking & Brokerage - 1.4%
3,038,000		A-/Baa2	Merrill Lynch & Co, Inc., 5.45%, 7/15/14	$3,116,863
3,620,000	1.84	A-/Baa2	Morgan Stanley, Floating Rate Note, 1/24/14	3,622,907
4,350,000	1.49	A-/Baa2	Morgan Stanley, Floating Rate Note, 2/25/16	4,406,576
100,000		A/A2	Paine Webber Group, Inc., 7.625%, 2/15/14	100,606
1,800,000		A/A3	TD Ameritrade Holding Corp., 4.15%, 12/1/14	1,858,428
400,000	0.96	A/A3	The Bear Stearns Companies LLC, Floating Rate Note, 10/28/14	401,807
2,465,000	0.63	A/A3	The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16	2,450,247
862,000		A-/Baa1	The Goldman Sachs Group, Inc., 5.0%, 10/1/14	889,406
1,000,000	1.24	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 11/21/14	1,005,192
2,974,000	1.24	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 2/7/14	2,976,082
3,000,000	0.70	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 3/22/16	2,989,707
2,000,000	0.85	A-/Baa1	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/14	2,003,422
				$25,821,243
			Total Diversified Financials	$128,500,046
			Insurance - 7.2%
			Life & Health Insurance - 0.4%
1,500,000	0.42	BBB+/A3	Hartford Life Global Funding Trusts, Floating Rate Note, 6/16/14	$1,499,805
1,650,000	0.43	AA/A1	Jackson National Life Global Funding, Floating Rate Note, 3/17/14 (144A)	1,650,670
410,000		A-/NR	Jefferson-Pilot Corp., 4.75%, 1/30/14	411,296
1,205,000	0.61	AA-/Aa3	MetLife Institutional Funding II, Floating Rate Note, 1/6/15 (144A)	1,208,774
900,000	1.14	AA-/Aa3	MetLife Institutional Funding II, Floating Rate Note, 4/4/14 (144A)	901,946
2,530,000	0.61	A+/A1	Principal Life Global Funding II, Floating Rate Note, 5/27/16 (144A)	2,534,319
				$8,206,810
			Multi-line Insurance - 0.7%
700,000		BBB-/Baa2	Liberty Mutual Group, Inc., 5.75%, 3/15/14 (144A)	$706,985
2,675,000		AA-/Aa3	Metropolitan Life Global Funding I, 2.0%, 1/10/14 (144A)	2,675,915
2,350,000	0.99	AA-/Aa3	Metropolitan Life Global Funding I, Floating Rate Note, 1/10/14 (144A)	2,350,362
1,500,000	0.77	AA-/Aa3	Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)	1,508,308
1,000,000		AA+/Aaa	New York Life Global Funding, 0.75%, 7/24/15 (144A)	1,002,108
3,150,000	0.59	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 5/23/16 (144A)	3,162,745
1,300,000	0.24	AA+/Aaa	New York Life Global Funding, Floating Rate Note, 7/30/14 (144A)	1,300,202
				$12,706,625
			Property & Casualty Insurance - 0.2%
3,467,000		A-/Baa2	XLIT, Ltd., 5.25%, 9/15/14	3,573,444
				$3,573,444
			Reinsurance - 5.9%
6,550,000	4.25	BB+/NR	Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)	$6,592,575
1,500,000	3.68	BB/NR	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	1,518,900
1,000,000	8.25	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	1,034,200
2,125,000	4.30	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	2,146,462
600,000	6.24	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	619,800
945,000	11.12	BB-/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	1,008,788
750,000	2.56	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	750,150
2,500,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	2,534,500
1,300,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	1,343,550
2,970,000	4.74	NR/Baa1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	3,032,370
2,000,000	10.24	NR/Ba2	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	2,139,800
250,000	11.28	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	262,900
250,000	9.03	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	258,725
1,000,000	10.28	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,051,100
250,000	9.06	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	271,600
2,100,000	6.71	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	2,179,800
1,350,000	5.81	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	1,359,315
1,320,000	6.67	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)	1,340,724
525,000	5.24	BB+/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)	542,378
6,000,000	17.79	B+/NR	Everglades Re, Ltd., Floating Rate Note, 4/30/14 (Cat Bond) (144A)	6,297,600
1,550,000	5.07	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	1,588,905
6,875,000	5.80	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	6,893,562
1,500,000	7.40	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,538,850
750,000	3.81	BB+/NR	Golden State Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	760,425
300,000	8.41	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	311,100
2,250,000	4.04	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	2,282,625
2,000,000	6.96	BB-/NR	Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)	2,033,800
4,500,000	7.66	BB-/NR	Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)	4,586,850
1,000,000	5.49	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	1,030,400
2,300,000	7.27	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	2,300,460
250,000	6.02	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	250,025
1,000,000	N/A	NR/NR	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	1,000,100
2,000,000	4.08	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	2,022,800
1,300,000	6.24	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	1,362,010
1,500,000	4.60	BB-/NR	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	1,539,900
1,500,000	12.04	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,599,600
1,000,000	9.04	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	1,046,100
2,750,000	8.61	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	2,868,800
500,000	11.84	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	526,050
1,500,000	8.05	NR/NR	Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	1,563,150
500,000	8.74	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	531,600
2,000,000	8.24	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	2,140,600
2,250,000	7.27	BB-/NR	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	2,325,825
1,750,000	N/A	NR/NR	Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)	1,747,900
1,500,000	7.56	BB-/NR	Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)	1,514,550
2,250,000	7.56	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	2,309,625
500,000	8.56	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	518,100
250,000	10.60	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	263,025
1,750,000	8.66	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,811,950
1,250,000	6.56	NR/NR	Queen Street VIII Re, Ltd., Floating Rate Note, 6/8/16 (Cat Bond) (144A)	1,266,625
1,450,000	8.80	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,545,555
1,750,000	9.06	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,870,400
500,000	8.96	NR/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	530,600
2,900,000	4.57	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	2,989,320
750,000	5.82	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	781,800
1,150,000	10.24	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,292,830
750,000	8.07	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	829,950
1,100,000	9.32	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	1,137,290
1,500,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,488,900
2,500,000	3.54	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	2,486,500
1,150,000	9.30	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	1,159,660
1,500,000	8.66	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	1,595,850
250,000	6.25	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,275
400,000	2.96	BBB-/NR	Vita Capital IV, Ltd., Floating Rate Note, 1/15/16 (Cat Bond) (144A)	406,360
1,500,000	2.80	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	1,526,850
500,000	3.50	BB+/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	508,850
1,000,000	2.79	BBB+/NR	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)	1,019,100
1,000,000	4.50	BBB+/NR	Vitality Re, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)	1,000,000
				$110,240,639
			Total Insurance	$134,727,518
			Technology Hardware & Equipment - 0.1%
			Computer Hardware - 0.1%
1,500,000	0.29	AA+/Aa1	Apple, Inc., Floating Rate Note, 5/3/16	$1,499,682
			Total Technology Hardware & Equipment	$1,499,682
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.2%
1,306,000		BBB+/Baa1	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	$1,333,749
1,000,000		NR/Ba2	GTP Towers Issuer LLC, 8.112%, 2/15/15 (144A)	1,027,266
805,000	1.77	BBB+/Baa1	Verizon Communications, Inc., Floating Rate Note, 9/15/16	829,334
				$3,190,349
			Wireless Telecommunication Services - 0.1%
1,500,000	1.24	A-/A2	America Movil SAB de CV, Floating Rate Note, 9/12/16	$1,515,561
1,150,000	0.62	A-/A3	Vodafone Group Plc, Floating Rate Note, 2/19/16	1,149,464
				$2,665,025
			Total Telecommunication Services	$5,855,374
			Utilities - 1.4%
			Electric Utilities - 0.6%
1,850,000		A-/A3	Commonwealth Edison Co., 1.625%, 1/15/14	$1,850,808
1,375,000	0.60	A/A1	Duke Energy Indiana, Inc., Floating Rate Note, 7/11/16	1,376,728
725,000	0.38	A/A2	Duke Energy Ohio, Inc., Floating Rate Note, 3/6/15	725,357
1,090,000	0.56	A/A3	Georgia Power Co., Floating Rate Note, 3/15/16	1,090,074
1,000,000	0.64	A/A3	Georgia Power Co., Floating Rate Note, 8/15/16	1,000,276
1,400,000		A-/A2	NSTAR Electric Co., 4.875%, 4/15/14	1,417,455
1,013,000	0.48	A-/A2	NSTAR Electric Co., Floating Rate Note, 5/17/16	1,011,598
1,450,000	0.30	A/A1	Southern California Edison Co., Floating Rate Note, 10/1/14	1,450,000
1,530,000	0.69	A/A1	Southern California Edison Co., Floating Rate Note, 9/15/14	1,533,586
				$11,455,882
			Gas Utilities - 0.1%
1,750,000		BBB+/Baa2	Consolidated Natural Gas Co., 5.0%, 3/1/14	$1,762,679
			Multi-Utilities - 0.6%
5,463,000		BBB+/Baa2	Dominion Resources, Inc. Virginia, 1.8%, 3/15/14	$5,478,471
3,420,000		BBB+/Baa1	Sempra Energy, 2.0%, 3/15/14	3,430,568
1,495,000	1.00	BBB+/Baa1	Sempra Energy, Floating Rate Note, 3/15/14	1,497,156
				$10,406,195
			Independent Power Producers & Energy Traders - 0.1%
1,500,000		BBB/Baa2	Exelon Generation Co. LLC, 5.35%, 1/15/14	$1,502,372

			Total Utilities	$25,127,128
			TOTAL CORPORATE BONDS
			(Cost $484,002,599)	$486,194,241

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
3,493		AAA/Aaa	Fannie Mae, 6.5%, 1/1/15	$3,549
10,094		AAA/Aaa	Fannie Mae, 7.0%, 10/1/17	10,688
27,608	2.35	AAA/Aaa	Fannie Mae, Floating Rate Note, 1/1/48	29,217
28,437	2.54	AAA/Aaa	Fannie Mae, Floating Rate Note, 10/1/32	30,395
13,142	2.28	AAA/Aaa	Fannie Mae, Floating Rate Note, 11/1/23	13,582
32,106	2.42	AAA/Aaa	Fannie Mae, Floating Rate Note, 2/1/34	32,493
3,517	2.82	AAA/Aaa	Fannie Mae, Floating Rate Note, 4/1/15	3,476
25,714	2.24	AAA/Aaa	Fannie Mae, Floating Rate Note, 9/1/32	27,219
1,490,000	0.25	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 1/20/15	1,492,667
3,500,000	0.16	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 10/23/14	3,502,618
3,000,000	0.19	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 12/15/14	3,001,548
5,000,000	0.02	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 2/10/14	5,000,105
6,000,000	0.42	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/17/14	6,004,182
1,570,000	0.30	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/27/14	1,570,937
1,360,000	0.22	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/4/15	1,362,092
2,000,000	0.40	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 3/6/14	2,001,128
1,925,000	0.24	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 4/21/14	1,925,452
1,000,000	0.22	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 4/25/14	1,000,537
4,000,000	0.25	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 5/21/14	4,002,320
4,500,000	0.36	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 5/29/14	4,505,638
5,529,000	0.24	AA+/Aaa	Federal Farm Credit Banks, Floating Rate Note, 7/16/14	5,531,189
2,305,000		AA+/Aaa	Federal Home Loan Banks, 0.25%, 4/11/14	2,305,761
954,045		AA+/NR	Federal Home Loan Banks, 2.9%, 4/20/17	986,605
3,000,000	0.20	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 1/15/14	3,000,159
3,600,000	0.18	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 1/2/14	3,600,000
7,250,000	0.17	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 2/24/14	7,251,327
6,150,000	0.23	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 2/28/14	6,151,839
1,250,000	0.20	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 3/11/14	1,250,372
7,890,000	0.30	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 4/24/14	7,896,154
11,750,000	0.22	AA+/Aaa	Federal Home Loan Banks, Floating Rate Note, 6/11/14	11,758,636
1,293		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 6/1/14	1,304
10,967	2.35	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/23	11,709
4,200,000	0.38	AA+/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 10/7/14	4,210,055
15,037	2.62	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/33	16,026
8,304	2.60	AAA/Aaa	Federal Home Loan Mortgage Corp., Floating Rate Note, 6/1/35	8,703
2,370,000	0.38	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 10/27/14	2,376,044
1,650,000	0.47	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 11/21/14	1,655,823
1,400,000	0.43	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 12/15/14	1,404,746
16,793,000	0.28	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 3/4/14	16,796,377
4,829,000	0.15	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 6/20/14	4,829,642
6,700,000	0.36	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 6/23/14	6,707,980
9,065,000	0.34	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/11/14	9,080,410
1,800,000	0.35	AA+/Aaa	Federal National Mortgage Association, Floating Rate Note, 8/25/14	1,803,355
15,534	1.62	AAA/Aaa	Government National Mortgage Association II, Floating Rate Note, 1/20/22	16,110
5,000,000		AA+/Aaa	U.S. Treasury Notes, 0.25%, 4/30/14	5,002,540
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $139,149,717)	$139,172,709

			FOREIGN GOVERNMENT BONDS - 0.1%
1,800,000	0.40	AA-/Aa2	Province of Ontario Canada, Floating Rate Note, 4/1/15	$1,801,321
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $1,802,840)	$1,801,321

			MUNICIPAL BONDS - 2.3%
			Municipal General - 0.1%
1,000,000		SP-1+/NR	State of California, 2.0%, 5/28/14	$1,007,540

			Municipal Higher Education - 1.8%
3,335,000	0.03	AAA/Aaa	Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33	$3,335,000
1,500,000		AA/Aa1	Cornell University, 4.35%, 2/1/14	1,504,719
10,955,000	0.04	AA/Aa2	Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36	10,955,000
11,670,000	0.04	AAA/Aaa	Permanent University Fund, Floating Rate Note, 7/1/37	11,670,000
250,000	0.75	AA/Aa1	University of California, Floating Rate Note, 7/1/41	249,890
6,200,000	0.04	AAA/Aaa	University of Michigan, Floating Rate Note, 12/1/29	6,200,000
				$33,914,609
			Municipal Medical - 0.4%
2,980,000	0.03	AA/NR	Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41	$2,980,000
4,300,000	0.04	AAA/NR	Oregon State Facilities Authority, Floating Rate Note, 8/1/34	4,300,000
				$7,280,000
			Municipal Power - 0.0% †
670,000	1.04	NR/A1	South Carolina State Public Service Authority, Floating Rate Note, 6/1/15	$671,353

			TOTAL MUNICIPAL BONDS
			(Cost $42,871,976)	$42,873,502

			SENIOR FLOATING RATE LOAN INTERESTS - 8.2% **
			Energy - 0.3%
			Oil & Gas Drilling - 0.1%
997,500	6.00	B+/B2	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$1,021,814
496,250	5.75	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	504,727
				$1,526,541
			Oil & Gas Equipment & Services - 0.0% †
533,509	0.00	D/Caa3	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (d)	$382,348
			Integrated Oil & Gas - 0.0% †
42,510	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$42,988
			Oil & Gas Exploration & Production - 0.1%
250,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$255,625
1,745,625	3.88	BB-/Ba2	Fieldwood Energy LLC, Closing Date Loan, 9/25/18	1,761,262
400,000	5.00	B-/NR	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	402,000
				$2,418,887
			Oil & Gas Refining & Marketing - 0.1%
98,750	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$98,981
795,000	2.42	BBB-/Ba1	Tesoro Corp., Initial Term Loan, 1/11/16	802,453
				$901,434
			Coal & Consumable Fuels - 0.0% †
822,938	5.50	B+/Ba3	Foresight Energy LLC, Term Loan, 8/21/20	$833,224
			Total Energy	$6,105,422
			Materials - 0.5%
			Commodity Chemicals - 0.1%
692,229	4.25	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19	$697,421
388,938	4.50	NR/Ba2	Tronox Pigments BV, New Term Loan, 3/19/20	394,529
				$1,091,950
			Diversified Chemicals - 0.1%
1,434,660	4.75	B+/B1	US Coatings Acquisition, Inc., Initial Term B Loan, 2/1/20	$1,446,814
			Textiles - 0.1%
807,623	5.75	B/Ba3	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	$816,709
			Specialty Chemicals - 0.1%
567,511	5.00	BB+/Ba1	Chemtura Corp., New Term Loan, 8/29/16	$570,348
940,500	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	949,170
				$1,519,518
			Metal & Glass Containers - 0.0% †
793,492	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$799,279
			Paper Packaging - 0.0% †
577,379	3.00	NR/NR	Sealed Air Corp., Replacement Term Loan, 10/3/18	$581,229
			Aluminum - 0.0% †
117,900	5.75	B/B1	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$110,924
			Diversified Metals & Mining - 0.1%
1,485,006	4.25	NR/NR	FMG Resources Pty Ltd., Term Loan, 6/30/19	$1,507,590
			Steel - 0.0% †
361,254	4.75	BB-/B2	JMC Steel Group, Inc., Term Loan, 4/1/17	$362,718
45,501	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/26/18	45,415
				$408,133
			Paper Products - 0.0% †
191,445	4.50	NR/NR	Ranpak Corp., USD Term Loan, 4/10/19	$193,120
			Total Materials	$8,475,266
			Capital Goods - 0.6%
			Aerospace & Defense - 0.2%
500,000	3.50	BBB-/NR	Alliant Techsystems, Inc., Term B Loan, 10/22/20	$502,500
883,947	3.75	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	887,947
211,805	6.25	BB-/WR	DynCorp International, Inc., Term Loan, 7/7/16	213,990
420,750	5.25	B/B2	Sequa Corp., Initial Term Loan, 6/19/17	412,072
592,609	3.75	BBB-/Ba1	Spirit Aerosystems, Inc., Term B Loan, 4/18/19	597,146
323,367	3.75	B/Ba3	TransDigm, Inc., Tranche C Term Loan, 2/28/20	324,647
				$2,938,302
			Building Products - 0.1%
1,091,999	3.50	BB-/B1	Armstrong World Industries, Inc., Term Loan B, 3/15/20	$1,095,411
558,600	4.00	B+/B1	Quikrete Co, Inc., Initial Loan (First Lien), 9/26/20	562,263
990,000	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	994,796
				$2,652,470
			Electrical Components & Equipment - 0.0% †
888,750	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 2/15/17	$897,082
			Industrial Conglomerates - 0.0% †
694,750	4.25	B/B1	Milacron LLC, Term Loan, 3/12/20	$695,757
			Construction & Farm Machinery & Heavy Trucks - 0.1%
85,000	0.00	NR/NR	Manitowoc Co., Inc., Tranche B-2 Term Loan, 12/18/20	$85,212
311,116	3.50	NR/NR	Terex Corp., Term Loan, 4/28/17	314,227
949,186	4.50	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	951,559
				$1,350,998
			Industrial Machinery - 0.2%
399,000	4.25	B/B1	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$400,247
1,016,620	5.25	B/B1	Mirror BidCo Corp., Term Loan, 12/28/19	1,024,245
683,943	4.25	NR/Ba3	Schaeffler AG, Facility C (USD), 1/27/17	690,697
79,600	5.75	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 5/17/19	80,098
				$2,195,287
			Trading Companies & Distributors - 0.0% †
318,295	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$319,488
			Total Capital Goods	$11,049,384
			Commercial Services & Supplies - 0.6%
			Commercial Printing - 0.0% †
175,000	4.25	B+/Ba3	Multi Packaging Solutions, Inc., Initial Term Loan, 8/17/20	$175,656
			Environmental & Facilities Services - 0.1%
196,500	3.50	BB+/Baa3	Covanta Energy Corp., Term Loan, 3/28/19	$197,564
99,500	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	99,944
1,182,030	4.25	BBB-/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	1,183,508
150,368	4.00	B+/B1	Waste Industries USA, Inc., Term B Loan, 3/17/17	150,932
				$1,631,948
			Diversified Support Services - 0.1%
920,764	6.25	B-/B1	Language Line LLC, Tranche B Term Loan, 6/20/16	$919,038
150,000	4.50	B+/Ba3	TMS International Corp., Term B Loan, 10/2/20	150,750
				$1,069,788
			Security & Alarm Services - 0.3%
2,300,000	3.00	BBB/NR	Allegion US Holding Co, Inc., Tranche B Term Loan, 12/26/20	$2,308,625
517,045	5.25	B+/Ba3	Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17	520,761
150,905	0.50	NR/NR	GardaWorld Security Corp., Tranche B-1 Term Loan (First Lien), 11/8/20	151,588
1,181,150	4.00	NR/NR	GardaWorld Security Corp., Tranche B-2 Term Loan (First Lien), 11/1/20	1,186,502
992,803	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	1,002,524
997,500	3.25	BB/Ba3	The Geo Group, Inc., Term Loan, 4/3/20	995,630
				$6,165,630
			Human Resource & Employment Services - 0.1%
1,511,632	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/15/20	$1,511,002
			Research & Consulting Services - 0.0% †
476,419	5.00	BB-/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/26/17	$477,014
			Total Commercial Services & Supplies	$11,031,038
			Transportation - 0.3%
			Air Freight & Logistics - 0.0% †
200,000	5.25	B/Ba3	Syncreon Group BV, Term Loan, 9/26/20	$199,750
			Airlines - 0.2%
2,543,625	4.75	NR/WR	American Airlines, Inc., Class B Term Loan, 6/27/19	$2,569,061
742,500	4.00	BB/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	746,848
297,710	3.50	BB+/Ba1	Delta Air Lines, Inc., Term Loan, 4/20/17	299,198
248,125	4.00	BB-/Ba2	United Airlines, Inc., Class B Term Loan, 4/1/19	250,449
				$3,865,556
			Marine - 0.1%
1,500,000	5.25	BB/Ba3	Navios Maritime Partners LP, Term Loan, 6/27/18	$1,521,562
			Trucking - 0.0% †
165,752	2.92	BB/Ba2	Swift Transportation Co. LLC, Tranche B-1 Term Loan (2013), 12/21/16	$166,996
331,509	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	334,244
				$501,240
			Total Transportation	$6,088,108
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.2%
148,131	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$149,149
1,991,222	5.00	B+/B1	Metaldyne LLC, USD Term Loan, 12/18/18	2,010,138
641,521	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	646,533
592,380	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	595,490
202,720	4.75	B+/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20	204,177
				$3,605,487
			Tires & Rubber - 0.0% †
600,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$606,938
			Total Automobiles & Components	$4,212,425
			Consumer Durables & Apparel - 0.2%
			Home Furnishings - 0.0% †
529,636	3.50	BB/Ba3	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$530,243
			Housewares & Specialties - 0.1%
997,500	2.92	BBB-/Ba1	Jarden Corp., Tranche B1 Term Loan, 9/30/20	$997,604
569,398	3.79	BB/Ba2	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	572,703
793,241	4.00	B+/B1	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18	801,173
				$2,371,480
			Leisure Products - 0.0% †
188,571	4.00	B+/B1	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$189,514
			Apparel, Accessories & Luxury Goods - 0.1%
693,791	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$698,127
			Total Consumer Durables & Apparel	$3,789,364
			Consumer Services - 0.6%
			Casinos & Gaming - 0.2%
440,000	0.00	NR/NR	Las Vegas Sands LLC, Tranche B-2 Term Loan, 12/19/20	$440,069
1,237,500	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/20/19	1,238,402
540,000	3.25	BB+/Ba1	Penn National Gaming, Inc., Term B Facility Loan, 10/25/20	541,913
273,625	3.75	BB+/Ba2	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	275,335
498,750	5.00	BB-/B2	ROC Finance LLC, New Term Loan B, 3/27/19	477,969
1,421,250	3.00	BBB-/Baa3	Seminole Tribe of Florida, Inc., Initial Term Loan, 4/29/20	1,423,240
				$4,396,928
			Hotels, Resorts & Cruise Lines - 0.1%
500,000	4.25	BB-/B1	Four Seasons Holdings, Inc., Term Loan (First Lien), 6/27/20	$502,500
1,184,211	3.75	BB/Ba3	Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20	1,195,066
				$1,697,566
			Leisure Facilities - 0.0% †
98,476	3.25	BBB-/Ba1	Cedar Fair LP, U.S. Term Facility, 3/6/20	$99,040
737,212	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	741,051
				$840,091
			Restaurants - 0.2%
243,913	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$245,306
127,302	3.75	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 10/19/17	128,041
198,912	3.75	B+/B2	Dunkin' Brands, Inc., Term B-3 Loan, 2/14/20	199,889
478,773	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	482,603
157,067	4.00	NR/Ba3	NPC International, Inc., Term Loan (2013), 12/28/18	158,637
865,052	4.25	B/Ba3	PF Chang's China Bistro, Inc., Term Borrowing, 6/22/19	866,134
728,418	3.25	BB-/B1	Wendy's International, Inc., Term B Loan, 5/15/19	730,174
				$2,810,784
			Education Services - 0.0% †
376,200	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$378,728
			Specialized Consumer Services - 0.1%
500,000	0.00	NR/NR	Coinmach Service Corp., Tranche B Term Loan (First Lien), 11/8/19	$504,375
1,985,000	3.75	BB/Ba2	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20	1,777,403
				2,281,778
			Total Consumer Services	$12,405,875
			Media - 1.1%
			Advertising - 0.2%
846,628	4.25	B+/B1	Acosta, Inc., Term B Loan (2013), 3/2/18	$853,375
992,489	4.25	B+/B1	Advantage Sales & Marketing, Inc., 2013 Term Loan (First Lien), 12/18/17	997,142
114,733	4.75	B/B2	Getty Images, Inc., Initial Term Loan, 10/18/19	107,323
				$1,957,840
			Broadcasting - 0.3%
393,980	4.02	NR/NR	Entercom Radio LLC, Tranche B-2 Term Loan (First Lien). 11/23/18	$397,427
618,750	0.00	B/B1	NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/22/20	622,540
1,348,513	3.00	NR/Ba1	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	1,347,670
2,295,000	0.00	NR/NR	Tribune Co., Tranche B Term Loan (First Lien), 11/20/20	2,288,067
98,255	3.50	B+/Ba3	TWCC Holding Corp., Term Loan, 2/13/17	98,818
669,938	4.50	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	674,962
				$5,429,484
			Cable & Satellite - 0.3%
1,188,428	3.50	BB-/Ba2	Cequel Communications LLC, Term Loan, 2/14/19	$1,192,977
1,318,375	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	1,308,817
521,732	3.75	BB/Ba3	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	526,950
740,625	4.00	BB-/Ba3	MCC Georgia LLC, Tranche G Term Loan, 2/8/20	741,082
667,146	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	670,760
2,205,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	2,212,349
296,258	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 4/1/19	298,092
				$6,951,027
			Movies & Entertainment - 0.3%
1,472,472	3.50	BB-/Ba2	AMC Entertainment, Inc., Initial Term Loan, 4/30/20	$1,476,679
776,055	3.50	BB/Ba3	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	778,238
1,710,536	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	1,685,391
597,000	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	598,244
1,097,250	3.75	BB-/Ba3	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	1,100,337
				$5,638,889
			Publishing - 0.0% †
639,278	3.75	BB-/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$641,076
			Total Media	$20,618,316
			Retailing - 0.3%
			Home Improvement Retail - 0.1%
1,240,625	4.50	B/B1	Apex Tool Group LLC, Term Loan, 2/1/20	$1,249,388
			Specialty Stores - 0.1%
995,000	3.75	BB-/Ba3	Michaels Stores, Inc., Term B Loan, 1/28/20	$1,000,361
			Automotive Retail - 0.1%
495,000	6.25	B+/B1	Arc Automotive Group, Inc., Term Loan, 11/15/18	$497,784
1,292,616	3.00	BB/Ba1	Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19	1,292,932
742,500	3.75	BB/Ba1	The Hertz Corp., Tranche B1 Term Loan, 3/11/18	746,212
				$2,536,928
			Total Retailing	$4,786,677
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.0% †
247,500	5.75	B/B1	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$244,870
			Food Retail - 0.1%
200,000	0.00	NR/NR	Albertsons LLC, Incremental Term Loan B, 3/21/19	$201,000
1,061,023	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	1,068,974
				$1,269,974
			Total Food & Staples Retailing	$1,514,844
			Food, Beverage & Tobacco - 0.5%
			Distillers & Vintners - 0.1%
992,500	2.75	BB+/NR	Constellation Brands, Inc., European Term B Loan, 4/29/20	$995,159
			Agricultural Products - 0.1%
995,249	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$1,002,921
1,590,000	0.00	NR/NR	Darling International Inc., Tranche B-1 Term Loan (First Lien), 12/19/20	$1,605,900
				$2,608,821
			Packaged Foods & Meats - 0.2%
727,951	4.00	B/B1	Del Monte Corp., Initial Term Loan, 3/8/18	$730,873
1,592,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	1,606,194
990,000	0.00	BB/Ba2	JBS USA LLC, Initial Term Loan, 5/25/18	991,238
194,442	4.25	B+/Ba3	Michael Foods Group, Inc., Term B Facility, 2/25/18	196,022
1,329,950	3.25	BB-/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	1,330,543
				$4,854,870
			Total Food, Beverage & Tobacco	$8,458,850
			Household & Personal Products - 0.1%
			Household Products - 0.0% †
299,250	3.50	BB/Ba3	Spectrum Brands Holdings, Inc., Tranche C Term Loan, 8/13/19	$300,683
			Personal Products - 0.1%
400,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	$403,417
250,000	4.00	B+/Ba2	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19	251,289
976,136	4.00	B+/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 11/20/17	984,830
				$1,639,536
			Total Household & Personal Products	$1,940,219
			Health Care Equipment & Services - 0.8%
			Health Care Equipment - 0.1%
922,759	3.75	BBB-/Ba2	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	$929,680
592,715	4.50	BB-/Ba3	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	598,025
				$1,527,705
			Health Care Supplies - 0.0% †
219,974	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$221,441
			Health Care Services - 0.3%
583,242	6.50	NR/B2	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$581,055
972,070	6.50	B/B2	BioScrip, Inc., Initial Term B Loan, 7/31/20	968,425
600,000	4.00	B+/Ba3	BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19	603,000
742,500	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	748,533
1,262,049	4.00	B+/B1	Envision Healthcare Corp., Initial Term Loan, 5/25/18	1,267,903
1,496,250	2.25	BBB-/Baa3	Fresenius US Finance I, Inc., Tranche B Term Loan, 8/7/19	1,498,861
66,656	7.75	B-/B2	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	66,114
344,770	4.50	B+/Ba3	Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19	345,683
				$6,079,574
			Health Care Facilities - 0.3%
72,370	3.50	BB-/Ba3	Health Management Associates, Inc., Replacement Term B Loan, 11/16/18	$72,461
492,494	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	496,557
719,572	4.25	B+/WR	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	720,696
342,404	2.67	BB-/Ba1	LifePoint Hospitals, Inc., Incremental Term Loan B, 7/24/17	344,062
495,009	7.00	B/B3	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	486,347
503,629	4.00	BB-/Ba2	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	506,878
995,000	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/10/20	995,298
				$3,622,299
			Health Care Technology - 0.1%
727,198	0.00	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$731,888
1,632,097	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	1,638,557
				$2,370,445
			Total Health Care Equipment & Services	$13,821,464
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Biotechnology - 0.1%
1,137,117	3.50	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 9/25/19	$1,139,960
97,250	6.00	B+/B2	Aptalis Pharma, Inc., Term B Loan, 10/2/20	99,073
1,303,849	4.25	BB+/Ba1	Grifols, Inc., New U.S. Tranche B Term Loan, 6/1/17	1,313,809
				$2,552,842
			Pharmaceuticals - 0.3%
8,650	4.00	BB+/Ba1	Endo Health Solutions, Inc., Term Loan B 2011, 6/17/18	$8,669
500,000	0.00	NR/NR	Endo Luxembourg Finance Co., Tranche B Term Loan (First Lien), 11/5/20	502,292
740,644	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/30/19	745,828
1,031,695	3.25	NR/NR	Royalty Pharma, Tranche B-2 Term Loan, 5/9/18	1,035,778
634,396	3.25	NR/NR	Royalty Pharma, Tranche B-3 Term Loan, 11/9/18	636,511
450,000	0.00	NR/NR	Salix Pharmaceuticals, Ltd., Tranche B Term Loan, 12/17/19	454,875
592,500	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	597,632
246,875	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 2/13/19	248,881
1,637,625	4.50	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 8/5/20	1,650,420
				$5,880,886
			Total Pharmaceuticals, Biotechnology & Life Sciences	$8,433,728
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
1,394,910	5.00	B+/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$1,412,870
			Total Banks	$1,412,870
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.1%
468,057	3.50	BBB-/Ba2	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18	$470,982
1,649,394	4.50	BBB-/B1	Fly Funding II Sarl, Term Loan, 8/9/18	1,665,063
497,500	5.00	B/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	499,988
98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	100,102
				$2,736,135
			Specialized Finance - 0.1%
975,000	5.75	NR/B1	Hyperion Insurance Group, Ltd., Term Loan, 10/4/19	$970,125
			Total Diversified Financials	$3,706,260
			Insurance - 0.1%
			Life & Health Insurance - 0.0% †
463,599	3.75	BB/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$465,483
			Multi-line Insurance - 0.0% †
247,500	4.25	B/B1	Alliant Holdings I, Inc., Initial Term Loan, 12/20/19	$248,776
			Property & Casualty Insurance - 0.1%
498,731	5.75	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$499,354
1,101,675	0.00	B/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	1,107,872
				$1,607,226
			Total Insurance	$2,321,485
			Real Estate - 0.1%
			Mortgage REIT - 0.1%
1,602,186	3.50	BB+/Ba3	Starwood Property Trust, Inc., Term Loan (First Lien), 4/17/20	$1,602,854
			Real Estate Services - 0.0% †
495,009	4.50	NR/NR	Altisource Solutions Sarl, Term B Loan, 12/9/20	$500,578
			Total Real Estate	$2,103,432
			Software & Services - 0.2%
			IT Consulting & Other Services - 0.1%
1,634,225	3.75	BB/Ba3	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$1,641,171
298,492	5.00	NR/B1	Deltek, Inc., Term Loan (First Lien), 10/10/18	300,109
				$1,941,280
			Data Processing & Outsourced Services - 0.1%
990,025	3.50	BBB-/Ba2	Genpact International, Inc., Term Loan, 8/30/19	$992,810
			Application Software - 0.0% †
475,000	4.75	BB-/B1	Epiq Systems, Inc., Term Loan, 8/27/20	$475,000
30,931	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	30,931
248,125	4.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	249,753
				$755,684
			Total Software & Services	$3,689,774
			Technology Hardware & Equipment - 0.2%
			Communications Equipment - 0.1%
159,636	2.74	NR/NR	CommScope Inc., Tranche B Term Loan (First Lien), 1/21/17	$160,434
239,454	3.25	NR/NR	CommScope Inc., Tranche B Term Loan, 1/14/18	241,400
493,750	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 11/9/18	497,453
				$899,287
			Electronic Components - 0.1%
648,375	3.25	BB/Baa2	Belden Finance 2013 LP, Initial Term Loan, 9/9/20	$651,301
1,400,000	0.00	NR/NR	Fidji Luxembourg (BC) S.a.r.l., Term Loan (First Lien), 12/19/20	$1,410,500
				$2,061,801
			Total Technology Hardware & Equipment	$2,961,088
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductor Equipment - 0.0% †
126,184	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$127,433
532,778	3.25	BBB-/Baa2	Sensata Technologies BV, Term Loan, 5/12/18	536,897
				$664,330
			Semiconductors - 0.0% †
274,973	3.75	BB+/WR	Microsemi Corp., Term Loan, 2/19/20	$276,691
			Total Semiconductors & Semiconductor Equipment	$941,021
			Telecommunication Services - 0.4%
			Integrated Telecommunication Services - 0.3%
1,246,875	4.00	BB-/Ba3	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$1,251,106
1,004,950	2.67	BBB-/Baa3	tw telecom holdings, inc., Term Loan B Loan, 4/17/20	1,004,950
1,143,359	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	1,149,789
1,040,992	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	1,044,240
715,938	3.50	BB+/Ba2	Windstream Corp., Tranche B-5 Term Loan, 8/8/19	718,846
				$5,168,931
			Wireless Telecommunication Services - 0.1%
62,031	3.25	NR/NR	Cellular South, Inc., Term Loan B, 5/23/20	$61,954
1,192,128	3.25	BBB-/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 1/31/19	1,194,838
727,141	4.00	BB-/B1	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	730,777
				$1,987,569
			Total Telecommunication Services	$7,156,500
			Utilities - 0.4%
			Electric Utilities - 0.1%
1,194,000	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/3/20	$1,187,134
			Independent Power Producers & Energy Traders - 0.3%
766,080	3.75	BB+/Ba1	AES Corp. Virginia, 2013 Other Term Loan, 6/1/18	$772,510
765,993	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	772,430
459,231	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	462,579
1,182,380	2.75	BB+/Baa3	NRG Energy, Inc., Term Loan (2013), 7/1/18	1,181,231
1,596,029	3.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 12/11/19	1,623,959
850,836	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	853,175
				$5,665,884
			Total Utilities	$6,853,018
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $153,094,223)	$153,876,428

			TEMPORARY CASH INVESTMENTS - 1.6%
			Certificates of Deposit - 1.6%
950,000	0.50	NR/NR	Bank of Nova Scotia Houston, Floating Rate Note, 1/3/14	$950,000
1,775,000	0.74	NR/NR	Bank of Nova Scotia Houston, Floating Rate Note, 2/10/14	1,776,740
2,260,000		NR/NR	Bank of Tokyo-Mitsubishi UFJ, Ltd., 1/3/14 (c)	2,259,981
2,000,000	1.49	AA-/NR	Commonwealth Bank of Australia New York NY, Floating Rate Note, 1/17/14	2,001,184
1,800,000		NR/NR	Dominion Resources, Inc., 1/21/14 (c)	1,799,770
250,000		NR/NR	Dominion Resources, Inc., 1/6/14 (c)	249,991
1,700,000		NR/NR	Nissan Motor Acceptance Corp., 1/10/14 (c)	1,699,864
5,000,000		NR/NR	Nissan Motor Acceptance Corp., 2/12/14 (c)	4,998,192
3,380,000	0.71	AA-/Aa3	Nordea Bank Finland Plc New York, Floating Rate Note, 1/27/14	3,381,474
1,000,000	0.65	NR/Aa3	Sumitomo Mitsui Banking Corp. New York, Floating Rate Note, 4/1/15	999,885
1,000,000	0.41	AA-/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 11/17/14	1,000,813
1,500,000	0.41	AA-/Aa3	Svenska Handelsbanken New York NY, Floating Rate Note, 12/19/14	1,501,170
3,450,000	1.04	NR/NR	Svenska Handelsbanken New York NY, Floating Rate Note, 7/17/14	3,451,987
1,700,000	0.23	NR/NR	Toronto-Dominion Bank New York, Floating Rate Note, 11/14/14	1,700,291
1,800,000	0.19	NR/NR	Wells Fargo Bank NA, Floating Rate Note, 6/16/14	1,799,836
				$29,571,178
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $29,576,970)	$29,571,178

			TOTAL INVESTMENT IN SECURITIES - 95.6%
			(Cost $1,778,211,259) (a)	$1,783,126,062
			OTHER ASSETS & LIABILITIES - 4.4%	$82,554,941
			TOTAL NET ASSETS - 100.0%	$1,865,681,003

†			Rounds to less than 0.1%.

NR			Not rated by either S&P or Moody's.

WR			Withdrawn rating.

REIT			Real Estate Investment Trust.

(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2013, the value of these securities amounted to $451,390,262 or 24.2% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			At December 31, 2013, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $1,780,725,342 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$5,992,812

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(3,592,092)

			Net unrealized appreciation	$2,400,720

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)			Security is in default and is non-income producing.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$398,462,105	$-	$398,462,105
Collateralized Mortgage Obligations	-	531,174,578	-	531,174,578
Corporate Bonds	-	486,194,241	-	486,194,241
U.S. Government and Agency Obligations	-	139,172,709	-	139,172,709
Foreign Government Bonds	-	1,801,321	-	1,801,321
Municipal Bonds	-	42,873,502	-	42,873,502
Senior Floating Rate Loan Interests	-	153,876,428	-	153,876,428
Certificates of Deposit	-	29,571,178	-	29,571,178
Total	$-	$1,783,126,062	$-	$1,783,126,062

During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

				Pioneer Dynamic Credit Fund
				Schedule of Investments 12/31/13 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 6.6%
				Energy - 0.2%
				Oil & Gas Storage & Transportation - 0.2%
	1,100,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$1,099,890
				Coal & Consumable Fuels - 0.0% †
	48,000		CCC/NR	James River Coal Co., 10.0%, 6/1/18 (144A)	$15,240
				Total Energy	$1,115,130
				Materials - 0.1%
				Diversified Metals & Mining - 0.1%
	385,000		NR/NR	RTI International Metals, Inc., 1.625%, 10/15/19	$404,491
				Steel - 0.0% †
	250,000		BB-/B1	United States Steel Corp., 2.75%, 4/1/19	$330,938
				Total Materials	$735,429
				Capital Goods - 0.3%
				Electrical Components & Equipment - 0.3%
	1,342,000		B/B3	General Cable Corp., 4.5%, 11/15/29 (Step)	$1,435,101
				Construction & Farm Machinery & Heavy Trucks - 0.0% †
	305,000		NR/NR	The Greenbrier Companies, Inc., 3.5%, 4/1/18	$360,662
				Total Capital Goods	$1,795,763
				Consumer Durables & Apparel - 0.5%
				Homebuilding - 0.5%
	700,000		B/B2	KB Home, 1.375%, 2/1/19	$695,188
	2,000,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	1,866,250
					$2,561,438
				Total Consumer Durables & Apparel	$2,561,438
				Consumer Services - 0.1%
				Casinos & Gaming - 0.1%
	550,000		B+/B3	MGM Resorts International, 4.25%, 4/15/15	$756,250
				Total Consumer Services	$756,250
				Retailing - 0.3%
				Internet Retail - 0.3%
	1,540,000		NR/NR	Shutterfly, Inc., 0.25%, 5/15/18 (144A)	$1,646,838
				Total Retailing	$1,646,838
				Food, Beverage & Tobacco - 0.0% †
				Tobacco - 0.0% †
	95,000		CCC+/Caa2	Alliance One International, Inc., 5.5%, 7/15/14	$96,484
				Total Food, Beverage & Tobacco	$96,484
				Health Care Equipment & Services - 0.8%
				Health Care Equipment - 0.5%
	1,350,000		B+/NR	Hologic, Inc., 2.0%, 3/1/42 (Step)	$1,378,688
	1,300,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	1,408,062
					$2,786,750
				Managed Health Care - 0.3%
	1,100,000		NR/NR	Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)	$1,156,375
	300,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42	406,125
					$1,562,500
				Total Health Care Equipment & Services	$4,349,250
				Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
				Biotechnology - 0.7%
	200,000		NR/NR	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	$211,875
	200,000		NR/NR	BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	213,875
	1,250,000		NR/NR	Corsicanto, Ltd., 3.5%, 1/15/32	882,031
	500,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	575,312
	750,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)	857,344
	50,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	67,656
	500,000		NR/NR	Theravance, Inc., 2.125%, 1/15/23	726,875
					$3,534,968
				Pharmaceuticals - 0.4%
	988,000		NR/NR	Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18	$1,092,975
	195,000		NR/NR	Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)	467,512
	500,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	745,312
					$2,305,799
				Total Pharmaceuticals, Biotechnology & Life Sciences	$5,840,767
				Diversified Financials - 0.4%
				Consumer Finance - 0.2%
	815,000		B/NR	DFC Global Corp., 3.25%, 4/15/17	$727,388
				Asset Management & Custody Banks - 0.2%
	1,170,000		BBB/NR	Ares Capital Corp., 4.375%, 1/15/19 (144A)	$1,217,531
				Total Diversified Financials	$1,944,919
				Real Estate - 0.3%
				Real Estate Operating Companies - 0.3%
	1,265,000		NR/NR	Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)	$1,293,462
				Total Real Estate	$1,293,462
				Software & Services - 1.0%
				Internet Software & Services - 0.2%
	1,100,000		NR/NR	WebMD Health Corp., 1.5%, 12/1/20 (144A)	$1,078,688
	100,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	98,250
					$1,176,938
				Data Processing & Outsourced Services - 0.2%
	917,000		NR/NR	Cardtronics, Inc., 1.0%, 12/1/20 (144A)	$914,708
				Application Software - 0.4%
	175,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$232,641
	700,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	683,812
	1,245,000		NR/NR	TIBCO Software, Inc., 2.25%, 5/1/32	1,247,334
					$2,163,787
				Systems Software - 0.2%
	980,000		NR/NR	ServiceNow, Inc., 11/1/18 (144A) (c)	$991,638
				Total Software & Services	$5,247,071
				Technology Hardware & Equipment - 0.5%
				Communications Equipment - 0.2%
	1,000,000		NR/NR	Finisar Corp., 0.5%, 12/55/33 (144A)	$1,045,900
				Computer Storage & Peripherals - 0.1%
	460,000		BB/NR	SanDisk Corp., 0.5%, 10/15/20 (144A)	$455,400
				Electronic Components - 0.2%
	1,480,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,286,675
				Total Technology Hardware & Equipment	$2,787,975
				Semiconductors & Semiconductor Equipment - 0.8%
				Semiconductor Equipment - 0.2%
	1,025,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$1,246,656
	100,000		BBB/NR	Novellus Systems, Inc., 2.625%, 5/15/41	167,125
					$1,413,781
				Semiconductors - 0.6%
	300,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$336,000
	30,000		A-/A2	Intel Corp., 3.25%, 8/1/39 (144A)	40,781
	50,000		NR/NR	JinkoSolar Holding Co., Ltd., 4.0%, 5/15/16 (144A)	54,062
	1,000,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	1,099,375
	150,000		NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	118,500
	1,115,000		NR/NR	SunPower Corp., 0.75%, 6/1/18 (144A)	1,400,022
					$3,048,740
				Total Semiconductors & Semiconductor Equipment	$4,462,521
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	1,000,000		B/NR	Ciena Corp., 0.875%, 6/15/17	$1,022,500
				Total Telecommunication Services	$1,022,500
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $34,046,406)	$35,655,797

				PREFERRED STOCKS - 2.9%
				Banks - 0.7%
				Diversified Banks - 0.4%
	1,500	6.75	BB/NR	AgStar Financial Services ACA, Floating Rate Note (Perpetual) (144A)	$1,479,281
	12,250	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	322,175
	16,400	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	448,868
					$2,250,324
				Regional Banks - 0.3%
	5,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$481,562
	37,400	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note (Perpetual)	933,878
					$1,415,440
				Total Banks	$3,665,764
				Diversified Financials - 1.1%
				Other Diversified Financial Services - 0.7%
	54,200	7.88	BB+/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$1,476,950
	63,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	1,634,220
	27,750	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	742,035
					$3,853,205
				Consumer Finance - 0.3%
	1,600		B/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$1,536,150
				Investment Banking & Brokerage - 0.1%
	18,000	7.12	BB+/Ba3	Morgan Stanley, Floating Rate Note (Perpetual)	$470,520
				Total Diversified Financials	$5,859,875
				Insurance - 0.9%
				Property & Casualty Insurance - 0.2%
	25,000	5.95	BBB-/Ba1	Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)	$566,750
	40,000		BB/Ba1	The Hanover Insurance Group, Inc., 6.35%, 3/30/53	834,400
					$1,401,150
				Reinsurance - 0.7%
	2,400,000		NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	$2,400,000
	500,000	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	550,100
	2,500		NR/NR	Lorenz Re (Cat Bond) *	278,800
	500,000		NR/NR	Pangaea Re, 10/1/15 (Cat Bond) (c)	537,365
					$3,766,265
				Total Insurance	$5,167,415
				Real Estate - 0.1%
				Diversified REIT's - 0.1%
	400		A-/A3	Firstar Realty LLC, 8.875% (Perpetual) (144A)	$479,625
				Total Real Estate	$479,625
				Telecommunication Services - 0.0% †
				Integrated Telecommunication Services - 0.0% †
	4,400		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$101,772
				Total Telecommunication Services	$101,772
				Utilities - 0.1%
				Electric Utilities - 0.1%
	25,000		BB+/Ba1	PPL Capital Funding, Inc., 5.9%, 4/30/73	$519,250
				Total Utilities	$519,250
				TOTAL PREFERRED STOCKS
				(Cost $16,051,372)	$15,793,701

				CONVERTIBLE PREFERRED STOCKS - 1.3%
				Energy - 0.2%
				Oil & Gas Exploration & Production - 0.2%
	7,500		CCC/NR	SandRidge Energy, Inc., 7.0% (Perpetual)	$745,312
				Total Energy	$745,312
				Consumer Durables & Apparel - 0.2%
				Home Furnishings - 0.2%
	13,100		NR/NR	Sealy Corp., 8.0%, 7/15/16 (PIK)	$1,038,175
				Total Consumer Durables & Apparel	$1,038,175
				Food, Beverage & Tobacco - 0.2%
				Packaged Foods & Meats - 0.2%
	11,800		NR/NR	Post Holdings, Inc., 2.5% (Perpetual) (144A)	$1,180,738
				Total Food, Beverage & Tobacco	$1,180,738
				Banks - 0.2%
				Diversified Banks - 0.2%
	1,050		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$1,160,250
				Total Banks	$1,160,250
				Diversified Financials - 0.5%
				Other Diversified Financial Services - 0.3%
	1,340		BB+/Ba3	Bank of America Corp., 7.25% (Perpetual)	$1,421,740
				Asset Management & Custody Banks - 0.2%
	18,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$1,143,000
				Total Diversified Financials	$2,564,740
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $6,624,922)	$6,689,215

				ASSET BACKED SECURITIES - 2.7%
				Materials - 0.3%
				Aluminum - 0.1%
	130,435		B+/B1	Bayview Financial Mortgage Pass-Through Trust 2007-B, 6.407%, 8/28/47 (Step)	$130,552
	316,598	7.78	NR/Caa2	GE Mortgage Services LLC, Floating Rate Note, 3/25/27	313,288
	250,000	6.55	B-/B3	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	245,124
					$688,964
				Precious Metals & Minerals - 0.0% †
	20,316		BBB/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$21,127
				Steel - 0.2%
	588,567		B+/B3	Accredited Mortgage Loan Trust 2003-3, 5.21%, 1/25/34 (Step)	$562,125
	347,945	0.92	BBB/Ba2	NovaStar Mortgage Funding Trust Series 2003-1, Floating Rate Note, 5/25/33	318,637
	289,238		CC/Caa2	RASC Series 2003-KS5 Trust, 4.46%, 7/25/33 (Step)	277,146
					$1,157,908
				Total Materials	$1,867,999
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	429,054		BB/NR	Westgate Resorts 2012-2 LLC, 9.0%, 1/20/25 (144A)	$442,999
				Total Consumer Services	$442,999
				Banks - 1.7%
				Thrifts & Mortgage Finance - 1.7%
	621,311	1.36	A/Baa1	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)	$557,136
	392,054	0.47	AA+/Baa3	Bayview Commercial Asset Trust, Floating Rate Note, 8/25/35 (144A)	324,933
	100,000		BB/NR	CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)	101,994
	52,217		BB/B2	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	52,017
	95,531		BB-/B1	Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)	95,249
	189,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	171,589
	104,528		B-/B2	Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)	102,830
	258,243		NR/Ba3	Conseco Financial Corp., 6.18%, 4/1/30	265,542
	28,443	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	28,514
	506,765	0.33	NR/Caa2	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/36 (144A)	479,825
	570,000	5.00	NR/NR	GMAT Trust, Floating Rate Note, 8/25/53	551,030
	400,000		BBB/NR	HLSS Servicer Advance Receivables Backed Notes, 4.4584%, 1/15/48 (144A)	398,680
	145,527		NR/Baa2	Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)	141,787
	775,000	5.50	BBB/Baa1	Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)	748,143
	1,360,000		NR/Ba2	Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)	1,360,000
	500,000		B/NR	Nationstar Mortgage Advance Receivables Trust 2013-T1, 4.949%, 6/20/44 (144A)	499,240
	1,250,000		NR/NR	Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)	1,243,750
	1,062,034		A+/Baa2	RAMP Series 2004-RZ1 Trust, 4.82%, 3/25/34 (Step)	1,050,721
	115,928	0.32	BB+/Ba1	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	110,973
	450,000		BB/NR	SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)	446,931
	197,699		A/NR	STORE Master Funding LLC, 4.16%, 3/20/43 (144A)	197,134
	150,000		BB/NR	United Auto Credit Securitization Trust 2013-1, 4.4%, 4/15/19 (144A)	149,634
					$9,077,652
				Total Banks	$9,077,652
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.5%
	293,960		BB/NR	Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	$316,404
	500,000		BB/NR	Springleaf Funding Trust 2013-A, 5.0%, 9/15/21 (144A)	504,375
	1,560,601		NR/NR	Topre Corp. 2013-LTR, 3.47%, 11/20/28	1,559,153
					$2,379,932
				Asset Management & Custody Banks - 0.1%
	750,000		NR/NR	Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19	$746,043
				Total Diversified Financials	$3,125,975
				TOTAL ASSET BACKED SECURITIES
				(Cost $14,426,155)	$14,514,625

				COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5%
				Consumer Services - 0.3%
				Hotels, Resorts & Cruise Lines - 0.3%
	1,327,000		BB+/NR	Motel 6 Trust, 4.2743%, 10/5/25 (144A)	$1,296,609
				Total Consumer Services	$1,296,609
				Banks - 4.6%
				Thrifts & Mortgage Finance - 4.6%
	350,000		NR/NR	A10 Securitization 2013-1 LLC, 4.7%, 11/15/25 (144A)	$346,977
	139,000		NR/NR	A10 Securitization 2013-1 LLC, 6.41%, 11/15/25 (144A)	137,832
	132,498		BBB-/B3	Alternative Loan Trust 2004-2CB, 5.75%, 3/25/34	130,769
	88,813		CCC/NR	Banc of America Mortgage Trust 2004-2, 5.5%, 3/25/34	85,287
	135,044	2.36	A+/Ba1	Bear Stearns ALT-A Trust 2003-3, Floating Rate Note, 10/25/33	122,361
	500,000	5.34	BBB/NR	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16, Floating Rate Note, 2/13/46 (144A)	435,204
	100,000	5.21	NR/Ba1	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41	101,049
	2,642,507		BB/NR	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,540,395
	37,533	5.67	B-/NR	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33	38,195
	300,000	5.78	NR/Baa3	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/15/49	303,333
	64,410		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	67,789
	682,191	0.67	A/A2	CNL Commercial Mortgage Loan Trust 2003-1, Floating Rate Note, 5/15/31 (144A)	559,883
	1,500,000		NR/B3	COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46	1,439,266
	36,128	0.35	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	35,722
	211,000	5.77	NR/A2	COMM 2010-C1 Mortgage Trust, Floating Rate Note, 7/10/46 (144A)	234,618
	100,000	4.86	NR/Baa3	COMM 2012-CCRE2 Mortgage Trust, Floating Rate Note, 8/15/45 (144A)	91,822
	303,000	4.58	BBB-/Baa3	COMM 2012-CCRE4 Mortgage Trust, Floating Rate Note, 10/15/45 (144A)	267,974
	1,400,000	4.50	BB-/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 10/13/28	1,401,312
	337,500		NR/NR	Extended Stay America Trust 2013-ESH MZ, 7.625%, 12/5/19 (144A)	335,575
	350,000	5.17	BBB-/NR	GE Capital Commercial Mortgage Corp., Floating Rate Note, 7/10/45 (144A)	347,533
	221,963		B+/B3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	197,380
	265,568		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)	224,405
	187,298		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	148,510
	200,000	5.74	BB+/Ba2	GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38	198,780
	950,000	3.77	NR/Ba2	GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)	946,688
	110,000	5.64	NR/Baa3	GS Mortgage Securities Trust 2012-GC6, Floating Rate Note, 1/10/45 (144A)	107,930
	214,821		NR/NR	Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)	209,730
	1,400,000	5.86	B+/Ba2	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/15/45	1,404,123
	725,000	6.00	B-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51	696,455
	1,700,000	3.92	BB/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)	1,693,363
	200,140	2.74	NR/Caa1	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	195,260
	463,990	5.28	BB/NR	LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41	456,862
	509,535	0.36	BBB+/A3	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	447,132
	609,662	2.46	BB+/Ba1	MASTR Adjustable Rate Mortgages Trust 2003-6, Floating Rate Note, 12/25/33	594,622
	179,984	5.28	B-/B3	MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35	180,774
	104,174		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	106,905
	268,296		D/Caa3	Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36	169,216
	1,500,000	5.57	NR/B1	Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49	1,487,902
	300,000	6.66	NR/NR	New York Mortgage Securitization Trust 2012-1, Floating Rate Note, 12/27/47 (144A)	300,000
	300,000	4.42	BBB/Baa3	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	302,880
	1,500,000	5.16	NR/Baa3	NorthStar 2013-1, Floating Rate Note, 8/25/29 (144A)	1,490,156
	223,721		NR/Baa3	RCMC LLC, 5.62346%, 11/15/44 (144A)	223,925
	507,336	1.57	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	450,970
	200,000	5.30	BBB/NR	Springleaf Mortgage Loan Trust 2012-3, Floating Rate Note, 12/25/59 (144A)	201,937
	250,000	5.58	BB/NR	Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)	248,713
	131,052	1.67	A+/Ba3	Structured Asset Mortgage Investments Trust 2003-AR1, Floating Rate Note, 10/19/33	120,843
	18,121		CC/Caa2	Structured Asset Securities Corp Trust 2005-15, 6.0%, 8/25/35	16,921
	30,000		BB/B1	TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	30,592
	304,000	5.66	BB-/Ba3	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45	301,723
	1,313,000	5.97	B-/B1	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46	1,337,000
	806,770	5.00	NR/NR	Wedgewood Real Estate Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	801,432
	100,000		NR/Ba2	Wells Fargo Commercial Mortgage Trust, 4.0%, 11/15/43 (144A)	83,311
	81,437		CCC/NR	Wells Fargo Mortgage Backed Securities 2004-1 Trust, 5.5%, 2/25/34	81,265
	100,000	5.47	NR/Baa3	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)	101,029
	50,000	5.25	NR/Baa1	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/15/44 (144A)	50,739
	200,000	4.36	BBB-/NR	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)	170,414
					$24,802,783
				Total Banks	$24,802,783
				Diversified Financials - 1.9%
				Other Diversified Financial Services - 1.8%
	400,000		NR/NR	AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$399,280
	250,000		NR/NR	AXIS Equipment Finance Receivables II LLC, 6.41%, 10/22/18	248,848
	2,500,000	5.22	BB+/Ba1	CD 2005-CD1 Commercial Mortgage Trust, Floating Rate Note, 7/15/44	2,508,895
	113,538	5.44	NR/A2	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/10/44 (144A)	120,821
	1,300,000	5.17	NR/NR	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)	1,304,550
	1,900,000	2.92	BBB-/NR	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/7/30 (144A)	1,900,137
	35,080	7.35	B+/Baa3	Morgan Stanley Capital I, Inc., Floating Rate Note, 7/15/32 (144A)	36,537
	76,360	2.49	A+/NR	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 7/25/34	74,740
	1,706,132		NR/NR	Topre Corp. 2013-LTR1, Floating Rate Note, 11/20/28	1,705,591
	1,500,000		NR/NR	Vericrest Opportunity Loan Transferee, 5.25%, 2/1/39 (Step) (144A)	1,448,784
					$9,748,183
				Specialized Finance - 0.1%
	450,445		BB+/Baa2	Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)	$444,854
				Investment Banking & Brokerage - 0.0% †
	143,360	6.13	BBB/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 9/10/47 (144A)	$147,890
				Total Diversified Financials	$10,340,927
				Real Estate - 0.7%
				Mortgage REIT's - 0.7%
	54,232	2.35	BB/B2	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$53,107
	1,500,000		BBB/B1	Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	1,507,634
	877,582		NR/Caa3	Credit Suisse First Boston Mortgage Securities Corp., 4.898%, 3/15/36 (144A)	839,499
	100,000	5.14	CCC/B3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 10/15/39 (144A)	88,250
	175,000	4.04	NR/NR	Federal Home Loan Mortgage Corp., Floating Rate Note, 5/25/45 (144A)	148,614
	200,000	3.76	NR/NR	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/25/45 (144A)	187,777
	1,000,000	3.49	NR/NR	FREMF Mortgage Trust 2013-K28, Floating Rate Note, 6/25/46 (144A)	807,792
					$3,632,673
				Total Real Estate	$3,632,673
				Government - 0.0% †
				Government - 0.0% †
	340,837	1.05	NR/NR	Government National Mortgage Association, Floating Rate Note, 3/16/53	$26,611
				Total Government	$26,611
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $40,073,327)	$40,099,603

				CORPORATE BONDS - 49.1%
				Energy - 8.7%
				Oil & Gas Drilling - 1.4%
	900,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$960,750
	845,000		B/B3	Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)	912,600
	905,000		B/B3	Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)	1,009,075
	400,000		CCC+/Caa3	Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A) (144A)	424,500
	600,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	652,500
	450,000		B+/B1	Pacific Drilling SA, 5.375%, 6/1/20 (144A)	452,250
	1,215,000		B+/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	1,312,200
	1,030,000		B/B3	Summit Midstream Holdings LLC, 7.5%, 7/1/21 (144A)	1,076,350
	550,000		BB-/B1	Unit Corp., 6.625%, 5/15/21	580,250
					$7,380,475
				Oil & Gas Equipment & Services - 0.4%
	280,000		B+/B2	Basic Energy Services, Inc., 7.75%, 10/15/22	$289,100
	385,000		BB-/B1	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	392,700
	715,000		B/Caa1	Forbes Energy Services, Ltd., 9.0%, 6/15/19	700,700
	585,000		BB-/B1	Key Energy Services, Inc., 6.75%, 3/1/21	599,625
					$1,982,125
				Integrated Oil & Gas - 0.3%
	900,000		BBB+/Baa1	Petroleos Mexicanos, 3.5%, 7/18/18	$923,625
	700,000		NR/NR	YPF SA, 8.875%, 12/19/18 (144A)	726,250
					$1,649,875
				Oil & Gas Exploration & Production - 5.1%
	1,150,000		B-/B3	Approach Resources, Inc., 7.0%, 6/15/21	$1,178,750
	470,000		CCC+/Caa1	Athlon Holdings LP, 7.375%, 4/15/21 (144A)	493,500
	345,000		B-/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21	361,388
	650,000		B-/B3	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	711,750
	1,200,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	1,275,000
	375,000		BB+/Ba3	Concho Resources, Inc., 5.5%, 4/1/23	386,250
	1,360,000		B+/B3	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)	1,417,800
	1,028,709		B/B3	EPE Holdings LLC, 8.875%, 12/15/17 (144A) (PIK)	1,056,998
	1,150,000		B-/B3	EV Energy Partners LP, 8.0%, 4/15/19	1,155,750
	1,190,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20	1,267,350
	570,000		CCC+/Caa1	Halcon Resources Corp., 8.875%, 5/15/21	575,700
	1,050,000		CCC+/Caa1	Halcon Resources Corp., 9.75%, 7/15/20	1,094,625
	1,265,000		B-/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	1,277,650
	900,000		B+/B1	Linn Energy LLC, 7.0%, 11/1/19 (144A)	909,000
	370,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21	380,175
	400,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21 (144A)	411,000
	650,000		B-/Caa1	Midstates Petroleum Co, Inc., 10.75%, 10/1/20	706,875
	500,000		B-/Caa1	Midstates Petroleum Co, Inc., 9.25%, 6/1/21	522,500
	400,000		NR/NR	National JSC Naftogaz of Ukraine, 9.5%, 9/30/14	398,440
	880,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	921,800
	500,000		B/B3	Oasis Petroleum, Inc., 6.875%, 3/15/22 (144A)	530,000
	600,000		B-/Caa1	Penn Virginia Corp., 7.25%, 4/15/19	615,000
	430,000		B-/Caa1	Penn Virginia Corp., 8.5%, 5/1/20	462,250
	500,000		B/Caa1	PetroQuest Energy, Inc., 10.0%, 9/1/17	518,750
	640,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20	662,400
	400,000		BB/Ba2	Range Resources Corp., 5.0%, 3/15/23	391,000
	1,345,000		B-/B3	RKI Exploration & Production LLC, 8.5%, 8/1/21 (144A)	1,415,612
	515,000		BB-/B2	Rosetta Resources, Inc., 5.625%, 5/1/21	513,712
	390,000		CCC+/B3	Samson Investment Co., 10.5%, 2/15/20 (144A)	425,100
	380,000		CCC+/Caa1	Sanchez Energy Corp., 7.75%, 6/15/21 (144A)	388,550
	700,000		B-/B2	SandRidge Energy, Inc., 7.5%, 2/15/23	710,500
	455,000		BB-/Ba3	SM Energy Co., 5.0%, 1/15/24 (144A)	433,388
	150,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	156,750
	1,950,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	1,930,500
	420,000		CCC+/Caa1	Talos Production LLC, 9.75%, 2/15/18 (144A)	429,450
CAD	820,000		B/NR	Trilogy Energy Corp., 7.25%, 12/13/19 (144A)	802,371
	680,000		BB/B2	Ultra Petroleum Corp., 5.75%, 12/15/18 (144A)	698,700
					$27,586,334
				Oil & Gas Refining & Marketing - 0.2%
	1,000,000		BB/Ba3	Murphy Oil USA, Inc., 6.0%, 8/15/23 (144A)	$1,005,000
				Oil & Gas Storage & Transportation - 1.1%
	373,000		BBB/Baa2	Copano Energy LLC, 7.125%, 4/1/21	$429,828
	1,550,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	1,441,500
	805,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	851,288
NOK	2,000,000	6.90	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	338,952
	425,000		B-/B2	Penn Virginia Resource Partners LP, 6.5%, 5/15/21 (144A)	439,875
	1,645,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	1,607,988
	740,000		BB/Ba3	Targa Resources Partners LP, 4.25%, 11/15/23 (144A)	662,300
	100,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	107,222
					$5,878,953
				Coal & Consumable Fuels - 0.2%
	325,000		CC/Ca	Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)	$221,000
	250,000		CCC/Caa2	James River Coal Co., 7.875%, 4/1/19	67,500
	650,000		B-/Caa1	Murray Energy Corp., 8.625%, 6/15/21 (144A)	672,750
EURO	300,000		CCC/Caa3	New World Resources NV, 7.875%, 1/15/21 (144A)	160,875
	300,000		BB-/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	313,500
					$1,435,625
				Total Energy	$46,918,387
				Materials - 4.1%
				Commodity Chemicals - 0.6%
	500,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23 (144A)	$472,500
	1,700,000		CCC+/B3	Hexion US Finance Corp., 8.875%, 2/1/18	1,765,875
	1,050,000		BB-/B2	Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)	1,071,000
					$3,309,375
				Fertilizers & Agricultural Chemicals - 0.0% †
	200,000		NR/Baa3	Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)	$198,250
				Specialty Chemicals - 0.4%
	430,000		BB-/B1	Chemtura Corp., 5.75%, 7/15/21	$435,912
	190,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	183,350
	1,270,000		BB-/B2	Tronox Finance LLC, 6.375%, 8/15/20	1,295,400
					$1,914,662
				Construction Materials - 0.2%
	550,000		B+/NR	Cemex SAB de CV, 5.875%, 3/25/19 (144A)	$551,375
	300,000		B+/NR	Cemex SAB de CV, 7.25%, 1/15/21 (144A)	310,500
					$861,875
				Metal & Glass Containers - 0.6%
	485,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$521,375
	131,581		CCC+/Caa2	ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)	140,792
EURO	600,000		CCC+/Caa1	Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)	874,500
	200,000		B+/Ba3	Ardagh Packaging Finance Plc, 4.875%, 11/15/22 (144A)	198,000
EURO	150,000		B+/Ba3	Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)	220,956
	200,000		CCC+/Caa2	Beverage Packaging Holdings Luxembourg II SA, 5.625%, 12/15/16 (144A)	204,000
	300,000		CCC+/Caa2	Beverage Packaging Holdings Luxembourg II SA, 6.0%, 6/15/17 (144A)	303,750
	425,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	453,688
					$2,917,061
				Paper Packaging - 0.1%
	340,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	$349,350
	330,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	367,125
					$716,475
				Diversified Metals & Mining - 0.7%
	400,000		BB/Ba3	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$364,000
	500,000		B/B3	Global Brass & Copper, Inc., 9.5%, 6/1/19	570,000
	400,000		BB+/Ba1	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)	323,468
	325,000		BB-/B1	KGHM International, Ltd., 7.75%, 6/15/19 (144A)	342,875
	100,000		CCC/Caa2	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)	83,000
	45,000		NR/NR	Mirabela Nickel, Ltd., 3.5%, 3/28/14 (144A) (PIK)	45,000
	400,000		D/NR	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A) (d)	100,000
	50,000		CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20	49,625
	265,000		B/Caa1	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	294,812
	650,000		BB/Ba3	Vedanta Resources Plc, 6.0%, 1/31/19 (144A)	628,875
	900,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	903,375
					$3,705,030
				Gold - 0.1%
	380,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$326,800
				Steel - 0.9%
	730,000		BB/Ba3	BlueScope Steel Finance, Ltd., 7.125%, 5/1/18 (144A)	$764,675
	500,000		B-/Caa1	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	485,000
	200,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	186,903
	620,000		B-/Caa1	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	626,200
	400,000		BB-/Ba2	Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)	388,000
	1,100,000		NR/Caa1	Metinvest BV, 8.75%, 2/14/18 (144A)	1,034,000
	490,000		BBB/Baa3	Reliance Steel & Aluminum Co., 4.5%, 4/15/23	480,650
	1,000,000		BB+/Ba2	Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000
					$4,965,428
				Paper Products - 0.5%
	365,000		BB/Ba3	Neenah Paper, Inc., 5.25%, 5/15/21 (144A)	$354,962
	1,610,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	1,489,250
	400,000		BB/Ba2	Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)	394,000
	630,000		B-/Caa1	Unifrax I LLC, 7.5%, 2/15/19 (144A)	652,050
					$2,890,262
				Total Materials	$21,805,218
				Capital Goods - 3.2%
				Aerospace & Defense - 0.2%
	865,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	$843,375
				Building Products - 0.3%
	1,000,000		BB-/NR	Gibraltar Industries, Inc., 6.25%, 2/1/21	$1,027,500
	135,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	154,104
	600,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	631,500
					$1,813,104
				Construction & Engineering - 0.5%
	900,000		B/B2	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$967,500
	150,000		B/B2	Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)	148,125
	700,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	682,500
	800,000		BB-/B1	OAS Investments GmbH, 8.25%, 10/19/19 (144A)	782,000
					$2,580,125
				Electrical Components & Equipment - 0.1%
	200,000		B/B2	Coleman Cable, Inc., 9.0%, 2/15/18	$210,000
	100,000		B-/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	103,625
					$313,625
				Industrial Conglomerates - 0.3%
	475,000		B/B3	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$410,875
	500,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	533,750
	450,000		BB/NR	Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)	432,000
	400,000		BB+/Ba1	Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20 (144A)	351,960
					$1,728,585
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	400,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$399,000
	350,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	335,539
	1,075,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	1,112,625
					$1,847,164
				Industrial Machinery - 0.8%
	400,000		B-/B3	BC Mountain LLC, 7.0%, 2/1/21 (144A)	$404,000
	220,000		BB-/B1	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	228,800
	1,670,000		B/B3	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	1,248,325
	275,000		B/B2	Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)	298,375
	855,000		B-/Caa1	Gardner Denver, Inc., 6.875%, 8/15/21 (144A)	852,862
	400,000		B/Caa1	Mueller Water Products, Inc., 7.375%, 6/1/17	410,000
	798,000		B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	837,900
					$4,280,262
				Trading Companies & Distributors - 0.7%
	200,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$214,250
	1,345,000		BB-/B1	Ashtead Capital, Inc., 6.5%, 7/15/22 (144A)	1,434,106
	200,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	217,487
	220,000		B/B2	Avis Budget Car Rental LLC, 5.5%, 4/1/23	213,125
EURO	150,000		B/B2	Avis Budget Finance Plc, 6.0%, 3/1/21 (144A)	219,141
	590,000		BB/B3	Fly Leasing, Ltd., 6.75%, 12/15/20	597,375
	88,000		CCC/Caa1	INTCOMEX, Inc., 13.25%, 12/15/14	85,470
	600,000		BB/Ba3	Rexel SA, 5.25%, 6/15/20 (144A)	603,000
					$3,583,954
				Total Capital Goods	$16,990,194
				Commercial Services & Supplies - 0.7%
				Environmental & Facilities Services - 0.3%
	100,000		B-/Caa2	Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)	$100,250
	1,365,000		B/B3	Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	1,440,075
					$1,540,325
				Diversified Support Services - 0.2%
	415,000		B/B1	Iron Mountain, Inc., 5.75%, 8/15/24	$384,912
	1,025,000		B+/B3	NANA Development Corp., 9.5%, 3/15/19 (144A)	1,063,438
					$1,448,350
				Security & Alarm Services - 0.2%
	930,000		BB+/Ba2	Allegion US Holding Co, Inc., 5.75%, 10/1/21 (144A)	$967,200
				Total Commercial Services & Supplies	$3,955,875
				Transportation - 1.5%
				Air Freight & Logistics - 0.0% †
	200,000		CCC+/B2	CEVA Group Plc, 8.375%, 12/1/17 (144A)	$209,000
				Airlines - 0.8%
	500,000		A-/Baa2	Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$487,500
	500,000		B/B2	Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)	497,800
	16,532		BB+/Ba2	Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	17,368
	49,861		BB-/Ba1	Continental Airlines 2001-1 Class B Pass Through Trust, 7.373%, 12/15/15	53,226
	400,000		BBB/Ba2	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)	425,000
	900,000		BBB-/Ba3	Delta Air Lines 2010-2 Class B Pass Through Trust, 6.75%, 11/23/15 (144A)	960,750
	105,000		BBB+/Ba1	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26	97,519
	475,000		B/B2	United Continental Holdings, Inc., 6.0%, 7/15/26	408,500
	1,000,000		B/B2	United Continental Holdings, Inc., 8.0%, 7/15/24	1,003,000
	400,000		A-/Baa1	US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	389,000
	200,000		BB/Ba2	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	197,000
					$4,536,663
				Marine - 0.1%
	560,000		B+/B3	Navios South American Logistics, Inc., 9.25%, 4/15/19	$604,100
				Railroads - 0.1%
	350,000		BB-/NR	Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)	$313,250
				Trucking - 0.3%
	1,000,000		B-/B2	Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)	$1,077,500
	325,000		BBB/A3	Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)	286,065
					$1,363,565
				Airport Services - 0.2%
	183,040		CCC+/B3	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$184,870
	1,050,000		BB-/Ba3	Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)	1,034,250
					$1,219,120
				Total Transportation	$8,245,698
				Automobiles & Components - 1.1%
				Auto Parts & Equipment - 1.0%
	830,000		BB/B2	Dana Holding Corp., 6.0%, 9/15/23	$832,075
	1,215,000		BB/B1	Gestamp Funding Luxembourg SA, 5.625%, 5/31/20 (144A)	1,236,262
	400,000		B/Caa1	International Automotive Components Group SA, 9.125%, 6/1/18 (144A)	417,000
	250,000		BB-/Ba3	LKQ Corp., 4.75%, 5/15/23 (144A)	232,500
	400,000		B-/B3	Meritor, Inc., 6.75%, 6/15/21	408,000
	535,000		B/B3	Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)	563,088
	520,000		B/B1	Schaeffler Holding Finance BV, 6.875%, 8/15/18 (144A) (PIK)	551,200
	1,050,000		B+/B2	Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	1,092,000
					$5,332,125
				Tires & Rubber - 0.1%
	200,000		BB-/B2	Cooper Tire & Rubber Co., 8.0%, 12/15/19	$218,000
	210,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	226,012
					$444,012
				Automobile Manufacturers - 0.0% †
	100,000		B/B1	Chrysler Group LLC, 8.25%, 6/15/21	$113,750
				Total Automobiles & Components	$5,889,887
				Consumer Durables & Apparel - 1.1%
				Home Furnishings - 0.1%
	400,000		B/B2	SIWF Merger Sub, Inc., 6.25%, 6/1/21 (144A)	$403,500
				Homebuilding - 0.9%
	280,000		BB-/B2	Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)	$281,400
	500,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	518,750
	905,000		BB/Ba2	DR Horton, Inc., 5.75%, 8/15/23	920,838
	1,400,000		B/B2	KB Home, 7.0%, 12/15/21	1,459,500
	200,000		B/B2	KB Home, 8.0%, 3/15/20	221,000
	450,000		BB-/Ba3	Lennar Corp., 4.75%, 11/15/22	417,375
	1,000,000		B+/B2	Standard Pacific Corp., 6.25%, 12/15/21	1,042,500
	95,000		BB-/B1	The Ryland Group, Inc., 5.375%, 10/1/22	90,250
	200,000		NR/Ca	Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A) (d)	29,000
					$4,980,613
				Household Appliances - 0.1%
	400,000		BB+/NR	Arcelik AS, 5.0%, 4/3/23 (144A)	$345,200
				Leisure Products - 0.0% †
EURO	100,000		CCC+/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$138,531
				Total Consumer Durables & Apparel	$5,867,844
				Consumer Services - 0.8%
				Casinos & Gaming - 0.4%
EURO	750,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	$1,093,125
EURO	300,000	8.25	BB/Ba2	Gtech Spa, Floating Rate Note, 3/31/66 (144A)	447,562
	250,000		B+/B3	MGM Resorts International, 6.75%, 10/1/20	267,500
	100,000		B/B2	Scientific Games International, Inc., 9.25%, 6/15/19	107,250
	205,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	192,188
					$2,107,625
				Hotels, Resorts & Cruise Lines - 0.1%
	200,000		CCC+/B2	Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19	$220,250
	210,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	237,300
					$457,550
				Restaurants - 0.2%
EURO	900,000		BB-/B3	Elior Finance & Co SCA, 6.5%, 5/1/20 (144A)	$1,348,875
				Specialized Consumer Services - 0.1%
	260,000		BB/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)	$243,750
	375,000		B-/B3	StoneMor Partners LP, 7.875%, 6/1/21 (144A)	390,000
					$633,750
				Total Consumer Services	$4,547,800
				Media - 1.6%
				Advertising - 0.1%
	445,000		B-/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$465,581
				Broadcasting - 0.6%
	475,000		BB-/B1	CCO Holdings LLC, 5.75%, 9/1/23 (144A)	$450,062
	100,000		BB-/B1	CCO Holdings LLC, 6.5%, 4/30/21	102,750
	450,000		CCC+/Caa1	Cumulus Media Holdings, Inc., 7.75%, 5/1/19	474,750
EURO	100,000		B+/B1	Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)	159,500
	1,325,000		B+/B2	Quebecor Media, Inc., 5.75%, 1/15/23	1,281,938
	750,000		B+/B2	Univision Communications, Inc., 5.125%, 5/15/23 (144A)	749,062
	150,000		B+/B2	Univision Communications, Inc., 6.875%, 5/15/19 (144A)	160,312
					$3,378,374
				Cable & Satellite - 0.4%
	250,000		B+/B3	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$270,000
	350,000		B-/Caa2	Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)	375,375
	370,000		BB/B1	Sirius XM Holdings, Inc., 4.625%, 5/15/23 (144A)	334,850
	200,000		BB/B1	Sirius XM Holdings, Inc., 5.25%, 8/15/22 (144A)	202,000
	965,000		BB/B1	Sirius XM Holdings, Inc., 5.75%, 8/1/21 (144A)	974,650
					$2,156,875
				Movies & Entertainment - 0.1%
	100,000		CCC+/Caa1	Production Resource Group, Inc., 8.875%, 5/1/19	$72,250
	470,000		B-/B3	Regal Entertainment Group, 5.75%, 2/1/25	442,975
	171,000		BB-/Ba3	WMG Acquisition Corp., 6.0%, 1/15/21 (144A)	177,626
					$692,851
				Publishing - 0.4%
	1,620,000		BB/Ba1	Gannett Co, Inc., 6.375%, 10/15/23 (144A)	$1,676,700
	100,000		B-/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	104,500
					$1,781,200
				Total Media	$8,474,881
				Retailing - 1.1%
				Department Stores - 0.4%
	775,000		B/NR	Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)	$775,000
	625,000		CCC+/Caa2	Neiman Marcus Group, Ltd., Inc., 8.0%, 10/15/21 (144A)	653,125
	500,000		CCC+/Caa2	Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21 (144A) (PIK)	523,750
					$1,951,875
				Apparel Retail - 0.1%
	750,000		B+/B3	Brown Shoe Co., Inc., 7.125%, 5/15/19	$796,875
				Specialty Stores - 0.4%
	435,000		NR/Ba3	Outerwall, Inc., 6.0%, 3/15/19	$443,700
	1,000,000		CCC+/Caa1	Petco Holdings, Inc., 8.5%, 10/15/17 (144A) (PIK)	1,020,000
	600,000		B/B3	Radio Systems Corp., 8.375%, 11/1/19 (144A)	658,500
					$2,122,200
				Automotive Retail - 0.2%
	1,325,000		BB-/Ba3	CST Brands, Inc., 5.0%, 5/1/23	$1,278,625
				Total Retailing	$6,149,575
				Food, Beverage & Tobacco - 1.9%
				Distillers & Vintners - 0.2%
	470,000		BB+/Ba1	Constellation Brands, Inc., 3.75%, 5/1/21	$441,800
	485,000		BB+/Ba1	Constellation Brands, Inc., 4.25%, 5/1/23	452,262
					$894,062
				Soft Drinks - 0.0% †
	195,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$198,900
				Agricultural Products - 0.5%
	240,000		BB/Ba2	Cosan Luxembourg SA, 5.0%, 3/14/23 (144A)	$208,512
	1,060,000		NR/B1	Darling Escrow Corp., 5.375%, 1/15/22 (144A)	1,067,950
	800,000		B/B2	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)	774,000
	750,000		B/NR	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	630,000
					$2,680,462
				Packaged Foods & Meats - 0.9%
	75,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$80,254
	400,000		BB-/B1	B&G Foods, Inc., 4.625%, 6/1/21	384,000
	300,000		BB+/Ba1	Barry Callebaut Services NV, 5.5%, 6/15/23 (144A)	306,000
	250,000		BBB-/Baa3	BRF SA, 3.95%, 5/22/23 (144A)	216,250
	928,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)	1,004,560
	400,000		CCC+/Caa1	Dole Food Co, Inc., 7.25%, 5/1/19 (144A)	399,000
	300,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	313,500
	700,000		B/B2	Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)	668,500
	200,000		B/B2	Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)	186,000
	200,000		B/B2	Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)	197,500
	100,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	93,000
	500,000		B-/NR	MHP SA, 8.25%, 4/2/20 (144A)	443,850
	400,000		BB-/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	397,000
	200,000		B/B1	Post Holdings, Inc., 7.375%, 2/15/22	214,000
					$4,903,414
				Tobacco - 0.3%
	1,300,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$1,218,750
	175,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	159,315
					$1,378,065
				Total Food, Beverage & Tobacco	$10,054,903
				Household & Personal Products - 0.3%
				Personal Products - 0.3%
	255,000		B+/B2	Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)	$265,200
	650,000		BBB-/Baa2	Avon Products, Inc., 5.0%, 3/15/23	631,944
	785,000		CCC+/Caa1	Monitronics International, Inc., 9.125%, 4/1/20	832,100
					$1,729,244
				Total Household & Personal Products	$1,729,244
				Health Care Equipment & Services - 1.3%
				Health Care Equipment - 0.2%
	300,000		CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17	$309,750
	525,000		B+/B1	Accellent, Inc., 8.375%, 2/1/17	549,281
	142,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	159,040
					$1,018,071
				Health Care Supplies - 0.0% †
	100,000		B/B3	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$112,375
	100,000		B-/Caa2	Immucor, Inc., 11.125%, 8/15/19	112,500
					$224,875
				Health Care Services - 0.1%
	400,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$413,000
				Health Care Facilities - 0.6%
	250,000		BB/Ba3	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$268,750
	200,000		B/B3	Capella Healthcare, Inc., 9.25%, 7/1/17	213,000
	165,000		B/B3	CHS, 7.125%, 7/15/20	171,188
	1,075,000		B/B3	CHS, 8.0%, 11/15/19	1,166,375
	400,000		B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	426,000
	980,000		B+/Ba3	Tenet Healthcare Corp., 4.375%, 10/1/21	921,200
					$3,166,513
				Managed Health Care - 0.3%
	1,365,000		BB/Ba2	WellCare Health Plans, Inc., 5.75%, 11/15/20	$1,395,712
				Health Care Technology - 0.1%
	200,000		CCC+/Caa1	Emdeon, Inc., 11.0%, 12/31/19	$231,000
	170,000		B/B3	IMS Health, Inc., 6.0%, 11/1/20 (144A)	180,625
	175,000		B/B3	MedAssets, Inc., 8.0%, 11/15/18	189,000
					$600,625
				Total Health Care Equipment & Services	$6,818,796
				Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
				Biotechnology - 0.1%
	600,000		B-/Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$534,000
				Pharmaceuticals - 0.6%
	375,000		B/B1	Endo Finance Co., 5.75%, 1/15/22 (144A)	$376,875
	610,000		B-/Caa1	Par Pharmaceutical Companies, Inc., 7.375%, 10/15/20	630,588
	1,855,000		B/B2	Salix Pharmaceuticals, Ltd., 6.0%, 1/15/21 (144A)	1,901,375
	510,000		B/B1	Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)	537,412
					$3,446,250
				Total Pharmaceuticals, Biotechnology & Life Sciences	$3,980,250
				Banks - 1.9%
				Diversified Banks - 1.1%
	500,000		NR/Baa3	Banco de Bogota SA, 5.375%, 2/19/23 (144A)	$490,000
	400,000	6.25	BB/NR	Banco do Brasil SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)	309,000
	200,000		NR/B1	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	205,500
	250,000		BBB+/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	250,000
	400,000		NR/Baa2	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	422,000
	700,000		BB-/B1	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	674,166
	525,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	574,866
	500,000		BBB/Baa2	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	552,970
	250,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	247,192
	1,350,000		NR/Baa3	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.5%, 10/16/23 (144A)	1,358,438
	300,000		BBB-/Ba1	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	307,500
	400,000	7.98	BBB+/Baa3	Wells Fargo & Co., Floating Rate Note (Perpetual)	446,000
					$5,837,632
				Regional Banks - 0.5%
	250,000		A/A2	HSBC Bank USA NA New York NY, 6.0%, 8/9/17	$281,444
	1,200,000	4.46	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,197,000
	325,000	4.85	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	291,038
	1,150,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	1,196,575
					$2,966,057
				Thrifts & Mortgage Finance - 0.3%
	100,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$107,264
	1,425,000		B+/Ba3	Provident Funding Associates LP, 6.75%, 6/15/21 (144A)	1,417,875
					$1,525,139
				Total Banks	$10,328,828
				Diversified Financials - 4.6%
				Other Diversified Financial Services - 1.6%
	300,000	5.20	BB+/Ba3	Bank of America Corp., Floating Rate Note (Perpetual)	$264,000
	750,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	737,262
	500,000	5.95	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	462,675
	350,000	5.35	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	307,300
	650,000	7.88	NR/NR	Credit Suisse Group Guernsey I, Ltd., Floating Rate Note, 2/24/41	706,875
	500,000		NR/Caa1	DTEK Finance Plc, 7.875%, 4/4/18 (144A)	462,500
	1,000,000		BBB/NR	Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)	550,910
	200,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	223,500
	1,000,000	5.25	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	940,000
	540,000		BBB-/NR	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	554,374
	615,000	5.65	BB/Ba1	ING US, Inc., Floating Rate Note, 5/15/53	598,088
	200,000		A/A3	JPMorgan Chase & Co., 4.35%, 8/15/21	210,784
	1,525,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	1,368,688
	1,150,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	1,094,791
	100,000	7.70	BBB/NR	Tiers Trust, Floating Rate Note, 10/15/97 (144A)	64,004
					$8,545,751
				Specialized Finance - 0.8%
	900,000		BBB+/Baa1	BM&FBovespa SA, 5.5%, 7/16/20 (144A)	$942,750
	500,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	525,000
	200,000		B-/Caa1	Igloo Holdings Corp., 8.25%, 12/15/17 (144A) (PIK)	203,750
	1,070,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 6/1/22	1,003,125
	400,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21	381,000
	355,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 8/1/18	361,212
	700,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)	736,750
					$4,153,587
				Consumer Finance - 0.3%
	125,000		BB-/Ba2	General Motors Financial Co, Inc., 4.25%, 5/15/23 (144A)	$118,906
	100,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	99,752
	1,035,000		B+/B3	TMX Finance LLC, 8.5%, 9/15/18 (144A)	1,102,275
					$1,320,933
				Asset Management & Custody Banks - 0.6%
	700,000		BBB/NR	Ares Capital Corp., 4.875%, 11/30/18	$716,496
	250,000		A+/NR	Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)	259,054
	750,000		A+/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	819,656
	100,000		BB+/Ba1	Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)	105,000
	250,000		BBB/NR	Prospect Capital Corp., 5.875%, 3/15/23	242,203
	1,250,000	4.50	BBB/Baa2	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	1,134,375
					$3,276,784
				Investment Banking & Brokerage - 1.3%
	100,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note (Perpetual)	$70,300
	950,000		BBB/Baa3	Jefferies Group LLC, 5.125%, 1/20/23	960,893
	625,000		BBB+/Baa3	Merrill Lynch & Co, Inc., 6.11%, 1/29/37	674,044
	150,000		A-/Baa2	Merrill Lynch & Co., Inc., 5.0%, 2/3/14	150,550
	200,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	258,213
	500,000		BBB-/Baa2	MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)	496,875
	750,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	725,813
	250,000		BBB+/Baa3	Morgan Stanley, 4.875%, 11/1/22	255,915
	900,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	888,754
	300,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.45%, 5/1/36	321,275
	225,000		BBB+/Baa2	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	250,323
	1,800,000		BBB-/NR	UBS AG, 7.625%, 8/17/22	2,061,567
					$7,114,522
				Diversified Capital Markets - 0.0% †
	200,000	7.50	BB-/NR	Credit Suisse Group AG, Floating Rate Note (Perpetual) (144A)	$211,250
				Total Diversified Financials	$24,622,827
				Insurance - 7.1%
				Insurance Brokers - 0.3%
	700,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$794,658
	500,000		CCC+/Caa2	Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)	511,250
GBP	100,000		NR/B1	Towergate Finance Plc, 8.5%, 2/15/18 (144A)	175,196
					$1,481,104
				Life & Health Insurance - 0.6%
	650,000		BB/Ba3	CNO Financial Group, Inc., 6.375%, 10/1/20 (144A)	$692,250
	500,000		BB-/B1	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	525,000
	1,002,000	7.00	BBB/Baa3	Lincoln National Corp., Floating Rate Note, 5/17/66	1,020,788
	300,000		BBB/Baa2	MetLife, Inc., 6.4%, 12/15/66	308,250
	400,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	406,500
					$2,952,788
				Multi-line Insurance - 0.1%
	250,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$307,812
	225,000		BBB-/Baa3	Genworth Holdings, Inc., 7.2%, 2/15/21	261,273
					$569,085
				Property & Casualty Insurance - 0.8%
GBP	850,000	6.62	NR/NR	Brit Insurance Holdings BV, Floating Rate Note, 12/9/30	$1,327,224
	250,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	259,291
	200,000		NR/Baa3	First American Financial Corp., 4.3%, 2/1/23	190,498
	1,000,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	981,130
	700,000	6.80	BBB/Ba1	QBE Capital Funding II LP, Floating Rate Note (Perpetual) (144A)	693,000
	200,000		A-/Baa2	QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)	192,140
	742,000	6.50	BBB/Ba1	XL Group Plc, Floating Rate Note (Perpetual)	729,942
					$4,373,225
				Reinsurance - 5.3%
	1,500,000	6.38	NR/NR	Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24	$1,556,250
	250,000	4.25	BB+/NR	Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)	251,625
	250,000	3.68	BB/NR	Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)	253,150
	1,000,000	4.30	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)	1,010,100
	250,000	2.56	BB+/NR	Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)	250,050
	500,000	5.29	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	506,900
	500,000	6.85	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	516,750
	250,000	11.28	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	262,900
	250,000	10.28	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	262,775
	250,000	9.06	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	271,600
	250,000	6.71	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	259,500
	250,000	5.81	BB+/NR	East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)	251,725
	250,000	7.30	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	258,125
	250,000	6.67	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)	253,925
	350,000	5.07	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)	358,785
	250,000	5.80	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	250,675
	1,000,000	7.40	NR/NR	Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)	1,025,900
	750,000	4.04	BB+/NR	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	760,875
	250,000	5.49	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	257,600
	250,000	6.02	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	250,025
	500,000	7.27	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	500,100
	500,000	N/A	NR/NR	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	500,050
	500,000	4.08	BB/NR	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	505,700
	500,000	6.24	BB+/NR	Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)	523,850
	250,000	12.14	B/NR	Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	250,075
	500,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	490,598
	500,000	12.04	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	533,200
	250,000	9.04	BB/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	261,525
	1,000,000	8.61	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	1,043,200
	500,000	11.84	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	526,050
	250,000	8.05	NR/NR	Mythen Re, Ltd. Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)	260,525
	250,000	11.24	NR/B2	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	269,775
	250,000	8.24	NR/Ba3	Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	267,575
	500,000	7.27	BB-/NR	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	516,850
	750,000	7.56	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	769,875
	500,000	8.56	BB-/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	518,100
	1,000,000	8.66	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	1,035,400
	600,000	8.80	B+/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	639,540
	1,250,000	9.06	BB-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	1,336,000
	250,000	8.96	NR/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	265,300
	250,000	12.82	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	272,725
	550,000	4.57	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	566,940
	250,000	5.82	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	260,600
	250,000	8.07	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	276,650
	500,000	10.24	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	562,100
	250,000	N/A	NR/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	249,050
	250,000	9.32	B-/NR	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	258,475
	1,000,000	3.54	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	994,600
	1,250,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	1,240,750
	250,000		NR/NR	Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)	251,175
	250,000		NR/NR	Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)	293,600
	400,000		NR/NR	Silverton RE, Ltd., 9/16/16 (Cat Bond) (144A) (c)	400,640
	110,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	113,351
	250,000	13.07	NR/NR	Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	253,450
	500,000	9.30	B/NR	Successor X, Ltd. Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	504,200
	250,000	11.32	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	263,925
	500,000	16.30	NR/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	521,950
	500,000	8.66	B+/NR	Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)	531,950
	250,000	6.25	NR/NR	Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	250,275
	200,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	264,081
	250,000	2.80	BBB-/NR	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	254,475
	165,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	162,525
					$28,830,010
				Total Insurance	$38,206,212
				Real Estate - 0.5%
				Diversified REIT - 0.2%
	600,000		B/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$618,000
	250,000		BBB/Baa2	Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)	276,249
					$894,249
				Mortgage REIT - 0.0% †
	170,000		B+/B3	iStar Financial, Inc., 4.875%, 7/1/18	$169,362
				Office REIT - 0.1%
	225,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	$203,928
				Specialized REIT - 0.2%
	900,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	$914,612
	64,000		BB-/B1	Sabra Health Care LP, 8.125%, 11/1/18	69,120
	150,000		BBB+/Baa1	Ventas Realty LP, 4.75%, 6/1/21	157,368
					$1,141,100
				Total Real Estate	$2,408,639
				Software & Services - 0.8%
				Internet Software & Services - 0.6%
	1,150,000		BB-/B2	Bankrate, Inc., 6.125%, 8/15/18 (144A)	$1,196,000
	800,000		B+/Ba3	EarthLink Holdings Corp., 7.375%, 6/1/20	798,000
	50,000		BB/Ba3	Equinix, Inc., 7.0%, 7/15/21	54,625
	705,000		BB/B1	j2 Global, Inc., 8.0%, 8/1/20	761,400
	335,000		BB/Baa3	VeriSign, Inc., 4.625%, 5/1/23	319,925
					$3,129,950
				Data Processing & Outsourced Services - 0.1%
	100,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$106,375
	400,000		BB/Ba3	WEX, Inc., 4.75%, 2/1/23 (144A)	368,000
					$474,375
				Home Entertainment Software - 0.1%
	400,000		BB+/Ba2	Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	$417,000
				Total Software & Services	$4,021,325
				Technology Hardware & Equipment - 1.3%
				Communications Equipment - 0.5%
	915,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$846,375
	650,000		B/B3	CommScope Holding Co, Inc., 6.625%, 6/1/20 (144A) (PIK)	676,000
	191,000		B+/B2	CommScope, Inc., 8.25%, 1/15/19 (144A)	209,384
	765,000		NR/NR	Emulex Corp., 1.75%, 11/15/18 (144A)	748,266
	100,000		B-/B2	ViaSat, Inc., 6.875%, 6/15/20	105,750
					$2,585,775
				Computer Hardware - 0.2%
	185,000		BB/Ba3	NCR Corp., 5.0%, 7/15/22	$175,981
	390,000		BB/Ba3	NCR Escrow Corp., 5.875%, 12/15/21 (144A)	397,312
	660,000		BB/Ba3	NCR Escrow Corp., 6.375%, 12/15/23 (144A)	674,025
					$1,247,318
				Computer Storage & Peripherals - 0.2%
	885,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$827,475
	200,000		BBB-/Ba1	Seagate HDD Cayman, 7.0%, 11/1/21	220,750
					$1,048,225
				Electronic Equipment Manufacturers - 0.1%
	550,000		BB-/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$594,688
				Electronic Components - 0.3%
EURO	300,000		B+/Ba2	Belden, Inc., 5.5%, 4/15/23 (144A)	$401,156
	1,000,000		B+/Ba2	Belden, Inc., 5.5%, 9/1/22 (144A)	980,000
					$1,381,156
				Electronic Manufacturing Services - 0.0% †
	85,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20	$82,875
	145,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	135,938
					$218,813
				Total Technology Hardware & Equipment	$7,075,975
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.0% †
	285,000		BB/B2	Amkor Technology, Inc., 6.375%, 10/1/22	$292,838
				Semiconductors - 0.1%
	445,000		B/B2	Advanced Micro Devices, Inc., 7.5%, 8/15/22	$431,650
				Total Semiconductors & Semiconductor Equipment	$724,488
				Telecommunication Services - 2.6%
				Integrated Telecommunication Services - 1.7%
	500,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$520,000
	150,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	133,500
	800,000		BB/Ba2	CenturyLink, Inc., 7.65%, 3/15/42	714,000
	1,105,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,196,162
	250,000		BB-/Ba2	Frontier Communications Corp., 7.625%, 4/15/24	249,375
	500,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	555,000
	200,000		BB-/Ba2	Frontier Communications Corp., 9.0%, 8/15/31	196,500
	458,000		B+/B3	GCI, Inc., 8.625%, 11/15/19	486,625
	155,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	166,280
	150,000		BB-/Ba3	MasTec, Inc., 4.875%, 3/15/23	141,750
	200,000		A/A2	Qtel International Finance, Ltd., 3.875%, 1/31/28 (144A)	170,000
EURO	200,000		B+/B1	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)	297,000
	100,000		BB-/B1	tw telecom holdings inc, 5.375%, 10/1/22	98,250
	1,030,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	1,205,058
	500,000		BB-/Ba3	Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)	500,000
	1,305,000		B/B1	Windstream Corp., 7.5%, 6/1/22	1,334,362
	850,000		B/B1	Windstream Corp., 8.125%, 9/1/18	913,750
					$8,877,612
				Wireless Telecommunication Services - 0.9%
	600,000		BB-/B1	Altice Financing SA, 6.5%, 1/15/22 (144A)	$606,000
	850,000		B-/Caa1	Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (144A)	875,500
	150,000		B+/B3	Intelsat Jackson Holdings SA, 7.5%, 4/1/21	165,375
	100,000		BB/Ba3	MetroPCS Wireless, Inc., 7.875%, 9/1/18	107,375
	1,225,000		BB-/B1	Sprint Corp., 7.125%, 6/15/24 (144A)	1,243,375
	490,000		BB/Ba3	T-Mobile USA, Inc., 6.542%, 4/28/20	520,625
	555,000		BB/Ba3	T-Mobile USA, Inc., 6.633%, 4/28/21	584,138
	300,000		NR/NR	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	284,318
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	208,924
	400,000		NR/NR	WCP ISSUER LLC, 6.657%, 8/15/20 (144A)	410,292
					$5,005,922
				Total Telecommunication Services	$13,883,534
				Utilities - 2.0%
				Electric Utilities - 0.7%
	100,000		CCC/NR	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)	$65,000
	1,500,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	1,491,750
	150,000		BBB/Baa2	Enel Finance International NV, 5.125%, 10/7/19 (144A)	160,148
	1,190,000	8.75	BB+/Ba1	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	1,293,967
	900,000		BB+/Baa3	Israel Electric Corp, Ltd., 5.625%, 6/21/18 (144A)	951,975
	75,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note (Perpetual)	77,625
					$4,040,465
				Gas Utilities - 0.4%
	165,000		NR/Ba2	AmeriGas Finance LLC, 7.0%, 5/20/22	$179,025
	220,000		B/B3	LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (144A)	227,425
	1,450,000		BBB/Baa2	ONEOK, Inc., 6.875%, 9/30/28	1,528,290
	300,000		BBB/Baa2	Transportadora de Gas del Peru SA, 4.25%, 4/30/28 (144A)	262,500
					$2,197,240
				Independent Power Producers & Energy Traders - 0.9%
	995,000		BB-/Ba3	AES Corp. Virginia, 4.875%, 5/15/23	$930,325
	100,000		BB/Ba3	Inkia Energy, Ltd., 8.375%, 4/4/21 (144A)	107,200
	1,000,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)	815,000
	1,050,000		B+/B1	InterGen NV, 7.0%, 6/30/23 (144A)	1,086,750
	900,000		BB-/B1	NRG Energy, Inc., 7.625%, 1/15/18	1,026,000
	150,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	158,625
	200,000		BB-/B1	NRG Energy, Inc., 8.25%, 9/1/20	221,500
					$4,345,400
				Total Utilities	$10,583,105
				Government - 0.1%
				Government - 0.1%
	500,000		BBB/NR	Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)	$463,750
				Total Government	$463,750
				TOTAL CORPORATE BONDS
				(Cost $263,301,061)	$263,747,235

				FOREIGN GOVERNMENT BONDS - 0.3%
	100,000		CCC+/Caa1	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	$87,250
	900,000		B/B1	Republic of Ghana, 7.875%, 8/7/23 (144A)	848,250
	200,000		B-/Caa1	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	179,100
	200,000		B-/Caa1	Ukraine Government International Bond, 7.8%, 11/28/22 (144A)	180,800
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $1,387,328)	$1,295,400

				MUNICIPAL BONDS - 2.1%
				Municipal Airport - 0.2%
	1,250,000		NR/NR	City of Charlotte North Carolina, 5.6%, 7/1/27	$1,176,638

				Municipal General - 0.3%
	500,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$456,430
	75,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	69,462
	1,000,000		AAA/Aaa	Virginia Resources Authority, 5.0%, 11/1/42	1,048,690
					$1,574,582
				Municipal Higher Education - 0.4%
	1,000,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	$1,052,690
	1,000,000		AA/Aa2	Private Colleges & Universities Authority, 5.0%, 10/1/43	1,048,700
					$2,101,390
				Municipal Medical - 0.2%
	1,000,000		A+/A1	Maine Health & Higher Educational Facilities Authority, 5.0%, 7/1/43	$1,008,280
	100,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	103,277
	150,000		A/NR	New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	159,333
					$1,270,890
				Municipal Utility District - 0.2%
	1,000,000		A/A1	Grays Harbor County Public Utility District No 1, 5.0%, 7/1/43	$990,860

				Municipal Pollution - 0.0% †
	100,000		BB-/B1	County of York South Carolina, 5.7%, 1/1/24	$99,887

				Municipal School District - 0.2%
	1,000,000		AAA/Aaa	Gwinnett County School District, 5.0%, 2/1/36	$1,070,000

				Municipal Transportation - 0.2%
	1,000,000		AA-/Aa3	Maine Turnpike Authority, 5.0%, 7/1/42	$1,033,570

				Municipal Water - 0.2%
	1,000,000		AA+/Aa1	Massachusetts Water Resources Authority, 5.0%, 8/1/37	$1,046,840

				Municipal Obligation - 0.2%
	1,000,000		AA+/Aa1	State of Washington, 5.0%, 6/1/41	$1,030,560

				TOTAL MUNICIPAL BONDS
				(Cost $11,549,491)	$11,395,217

				SENIOR FLOATING RATE LOAN INTERESTS - 17.3%
				Energy - 1.3%
				Oil & Gas Drilling - 0.5%
	997,500	6.00	B+/B2	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21	$1,021,814
	397,000	5.75	B-/B3	Offshore Group Investment, Ltd., Term Loan, 3/28/19	403,782
	547,250	4.50	B+/B1	Pacific Drilling SA, Term Loan, 6/3/18	553,862
	495,995	6.25	B+/Ba1	Shelf Drilling Holdings, Ltd., Term Loan, 5/30/18	498,475
					$2,477,933
				Oil & Gas Equipment & Services - 0.0% †
	152,675	0.00	D/Caa3	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16 (d)	$109,417
	65,891	4.00	BB-/Ba2	Vantage Pipeline Canada ULC, US Term Loan, 8/21/20	66,344
					$175,761
				Integrated Oil & Gas - 0.0% †
	48,887	4.50	BBB/Baa2	Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16	$49,437
				Oil & Gas Exploration & Production - 0.5%
	400,000	5.75	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 12/2/17	$409,000
	176,667	3.50	B+/Ba3	EP Energy LLC, Tranche B-3 Loan, 5/24/18	176,935
	1,050,000	8.38	B-/B2	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	1,074,375
	1,000,000	5.00	B-/NR	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	1,005,000
					$2,665,310
				Oil & Gas Storage & Transportation - 0.1%
	272,583	4.75	BB-/B2	American Petroleum Tankers Parent LLC, Term Loan, 9/15/19	$273,719
	284,109	4.00	BB-/Ba2	Vantage Pipeline US LP, Canadian Term Loan, 8/22/20	286,063
					$559,782
				Coal & Consumable Fuels - 0.2%
	997,500	5.50	B+/Ba3	Foresight Energy LLC, Term Loan, 8/21/20	$1,009,969
				Total Energy	$6,938,192
				Materials - 1.2%
				Commodity Chemicals - 0.1%
	344,640	4.25	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 2/15/19	$347,225
				Diversified Chemicals - 0.1%
	132,013	4.00	BB-/B1	Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18	$132,601
	248,750	3.75	BB/Ba3	Tata Chemicals North America, Inc., Term Loan, 8/7/20	249,527
	268,588	5.00	B+/B2	Univar, Term B Loan, 2/14/17	266,322
					$648,450
				Specialty Chemicals - 0.3%
	845,750	4.00	BB-/B1	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20	$852,622
	693,000	4.50	B+/B2	PQ Corp., 2013 Term Loan, 8/7/17	699,389
					$1,552,011
				Metal & Glass Containers - 0.2%
	744,241	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$749,668
	201,296	4.25	B/B1	Tank Holding Corp., Initial Term Loan, 7/9/19	200,541
					$950,209
				Paper Packaging - 0.1%
	400,000	0.00	NR/NR	Multi Packaging Solutions, Inc., Tranche B Term Loan (First Lien), 9/30/20	$401,500
				Aluminum - 0.1%
	550,000	5.50	NR/B2	TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20	$548,625
				Diversified Metals & Mining - 0.0% †
	296,629	4.25	NR/NR	FMG Resources (August 2006) Pty, Ltd., Term Loan, 6/30/19	$301,140
				Steel - 0.1%
	123,438	9.25	B/B1	Essar Steel Algoma, Inc., Term Loan, 9/19/14	$124,672
	396,076	4.75	BB-/B2	JMC Steel Group, Inc., Term Loan, 4/1/17	397,680
	137,989	4.00	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 7/26/18	137,727
					$660,079
				Paper Products - 0.2%
	997,500	5.75	B+/Ba2	Appvion, Inc., Term Commitment, 6/28/19	$1,006,228
	30,000	5.25	B/B1	Exopack Holdings SA, USD Term Loan, 4/14/19	30,581
					$1,036,809
				Total Materials	$6,446,048
				Capital Goods - 1.7%
				Aerospace & Defense - 0.6%
	732,528	4.00	B+/B1	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19	$734,016
	699,466	0.00	BBB-/Ba2	DigitalGlobe, Inc., Term Loan, 1/25/20	702,631
	97,431	6.25	BB-/WR	DynCorp International, Inc., Term Loan, 7/7/16	98,435
	155,209	3.49	B/B3	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	148,612
	742,500	5.25	B/B2	Sequa Corp., Initial Term Loan, 6/19/17	727,186
	243,761	5.50	B+/B1	The SI Organization, Inc., New Tranche B Term Loan, 11/22/16	243,152
	298,492	3.75	B/Ba3	TransDigm, Inc., Tranche C Term Loan, 2/28/20	299,674
					$2,953,706
				Building Products - 0.3%
	500,000	5.50	B/B2	Armacell International GmbH, Term Loan B (First Lien), 7/2/20	$501,875
	497,483	4.25	BB-/B2	NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19	499,271
	200,000	5.25	NR/NR	Norcraft Cos., Inc., Tranche B Term Loan (First Lien), 11/12/20	201,500
	279,300	4.00	B+/B1	Quikrete Co, Inc., Initial Loan (First Lien), 9/26/20	281,132
	322,246	4.25	B+/B1	Unifrax Corp., New Term B Loan, 12/31/19	323,807
					$1,807,585
				Construction & Engineering - 0.1%
	695,000	6.75	B+/B2	International Equipment Solutions LLC, Initial Loan, 8/16/19	$689,788
				Electrical Components & Equipment - 0.1%
	443,250	6.25	NR/NR	Pelican Products, Inc., Tranche B Term Loan (First Lien), 6/9/18	$445,743
	49,375	6.00	B+/Ba2	WireCo WorldGroup, Inc., Term Loan, 2/15/17	49,838
					$495,581
				Industrial Conglomerates - 0.2%
	387,299	4.25	B/B1	Milacron LLC, Term Loan, 3/12/20	$387,860
	892,989	0.00	B+/B2	Pro Mach, Inc., Term Loan, 7/6/17	898,012
					$1,285,872
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	120,000	5.75	B/Ba3	Navistar, Inc., Tranche B Term Loan, 8/17/17	$122,063
	111,616	3.50	NR/NR	Terex Corp., Term Loan. 4/28/17	112,732
	319,856	4.50	B+/B2	Waupaca Foundry, Inc., Term Loan, 6/29/17	320,656
					$555,451
				Industrial Machinery - 0.3%
	399,000	4.25	B/B1	Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20	$400,247
	475,000	4.25	NR/Ba3	Schaeffler AG, Facility C (USD), 1/27/17	479,691
	497,500	5.50	B+/B3	Wastequip LLC, Term Loan, 8/9/19	499,988
					$1,379,926
				Trading Companies & Distributors - 0.0% †
	165,030	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$165,649
				Total Capital Goods	$9,333,558
				Commercial Services & Supplies - 0.7%
				Commercial Printing - 0.1%
	121,889	6.25	B+/B2	Cenveo Corp., Term B Loan, 2/13/17	$122,803
	250,000	4.25	B+/Ba3	Multi Packaging Solutions, Inc., Initial Term Loan, 8/17/20	250,938
					$373,741
				Environmental & Facilities Services - 0.3%
	398,000	3.75	NR/NR	ISS AS, New Term B Loan, 3/26/18	$399,777
	447,739	4.25	BBB-/Ba1	Progressive Waste Solutions, Ltd., Term B Loan, 10/31/19	448,298
	699,577	4.00	B+/B1	WCA Waste Corp., Term Loan, 3/23/18	701,764
					$1,549,839
				Diversified Support Services - 0.0% †
	183,606	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15 (d)	$59,672
				Security & Alarm Services - 0.1%
	27,730	0.50	NR/NR	Garda World Security Corp., Tranche B-1 Term Loan (First Lien), 11/8/20	$27,856
	206,943	4.00	NR/NR	Garda World Security Corp., Tranche B-2 Term Loan (First Lien), 11/1/20	207,880
	561,354	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	566,851
					$802,587
				Human Resource & Employment Services - 0.1%
	535,182	3.50	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 5/15/20	$534,959
				Research & Consulting Services - 0.1%
	497,500	5.25	NR/B1	Sourcehov LLC, Term Loan, 4/30/18	$501,853
				Total Commercial Services & Supplies	$3,822,651
				Transportation - 0.5%
				Air Freight & Logistics - 0.0% †
	174,125	6.75	B-/B2	Ozburn-Hessey Holding Co LLC, Term Loan, 5/23/19	$176,084
				Airlines - 0.4%
	349,125	4.75	NR/WR	American Airlines, Inc., Class B Term Loan, 6/27/19	$352,616
	173,250	4.00	BB/Ba1	Delta Air Lines, Inc., New Term B-1 Loan, 10/18/18	174,265
	248,125	4.00	BB-/Ba2	United Airlines, Inc., Class B Term Loan, 4/1/19	250,449
	618,750	4.00	BB-/Ba2	US Airways, Inc., Tranche B1 Term Loan, 5/23/19	623,906
	531,250	3.25	BB-/Ba2	US Airways, Inc., Tranche B2 Term Loan, 11/23/16	534,293
					$1,935,529
				Marine - 0.1%
	400,000	5.25	BB/Ba3	Navios Maritime Partners LP, Term Loan, 6/27/18	$405,750
				Trucking - 0.0% †
	255,490	4.00	BB/Ba2	Swift Transportation Co. LLC, Tranche B-2 Term Loan (2013), 12/21/17	$257,597
				Total Transportation	$2,774,960
				Automobiles & Components - 0.6%
				Auto Parts & Equipment - 0.6%
	561,690	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$565,552
	397,239	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	401,510
	596,618	5.00	B+/B1	Metaldyne LLC, USD Term Loan, 12/18/18	602,286
	128,057	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	129,058
	479,560	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	482,078
	935,306	4.75	B+/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan (First Lien), 4/23/20	942,029
					$3,122,513
				Total Automobiles & Components	$3,122,513
				Consumer Durables & Apparel - 0.3%
				Home Furnishings - 0.0% †
	127,113	3.50	BB/Ba3	Tempur Sealy International, Inc., New Term B Loan, 3/18/20	$127,258
				Housewares & Specialties - 0.1%
	323,760	3.79	BB/Ba2	Prestige Brands, Inc., Term B-1 Loan, 1/31/19	$325,640
	188,034	5.50	B/B1	World Kitchen LLC, U.S. Term Loan, 3/4/19	190,384
					$516,024
				Leisure Products - 0.1%
	400,857	4.00	B+/B1	Bombardier Recreational Products, Inc., Term B Loan, 1/30/19	$402,861
				Apparel, Accessories & Luxury Goods - 0.0% †
	148,875	5.75	B/B2	Renfro Corp., Tranche B Term Loan, 1/23/19	$149,247
				Textiles - 0.1%
	212,392	5.75	B/Ba3	Kleopatra Acquisition Corp., Term B-1 Loan, 12/21/16	$214,782
				Total Consumer Durables & Apparel	$1,410,172
				Consumer Services - 0.7%
				Casinos & Gaming - 0.0% †
	267,300	3.50	BB/Ba2	MGM Resorts International, Term B Loan, 12/20/19	$267,495
				Hotels, Resorts & Cruise Lines - 0.1%
	546,875	4.75	BB-/Ba2	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	$554,395
				Leisure Facilities - 0.0% †
	248,744	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	$250,039
				Restaurants - 0.4%
	77,025	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$77,465
	529,130	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	533,364
	567,208	4.00	NR/Ba3	NPC International, Inc., Term Loan (2013), 12/28/18	572,880
	754,526	3.25	BB-/B1	Wendy's International, Inc., Term B Loan, 5/15/19	756,345
					$1,940,054
				Education Services - 0.2%
	495,000	4.00	B+/B1	Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20	$498,326
	147,375	5.25	NR/B2	Houghton Mifflin Harcourt Publishing Co., Term Loan (Exit Facility), 5/22/18	148,572
	297,720	5.00	B/NR	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18	299,891
					$946,789
				Total Consumer Services	$3,958,772
				Media - 1.9%
				Advertising - 0.3%
	693,497	4.25	B+/B1	Advantage Sales & Marketing, Inc., 2013 Term Loan (First Lien), 12/18/17	$696,749
	973,889	6.75	B-/B1	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	961,890
	198,124	4.50	B/B1	Crossmark Holdings, Inc., Term Loan (First Lien), 12/20/19	197,257
					$1,855,896
				Broadcasting - 0.4%
	198,000	0.00	B/B1	NEP Broadcasting LLC, Refinanced New Term Loan (First Lien), 1/22/20	$199,213
	237,883	3.25	BB-/B1	Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20	236,545
	610,735	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	614,043
	488,813	3.50	B+/Ba3	TWCC Holding Corp., Term Loan, 2/13/17	491,611
	198,364	4.50	B+/B2	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 3/1/20	199,746
	322,563	4.50	B+/B2	Univision Communications, Inc., 2013 New First-Lien Term Loan, 3/1/20	324,982
					$2,066,140
				Cable & Satellite - 0.4%
	396,970	3.50	BB-/Ba2	Cequel Communications LLC, Term Loan, 2/14/19	$398,489
	497,500	3.00	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 1/1/21	493,893
	790,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	792,633
	618,883	4.75	B/B1	WideOpenWest Finance LLC, Term B Loan, 4/1/19	622,715
					$2,307,730
				Movies & Entertainment - 0.4%
	426,930	3.50	BB/Ba3	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	$428,131
	340,555	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	335,549
	298,500	3.50	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., New Term Loan B, 5/14/20	299,122
	497,500	4.00	B+/B1	US Finco LLC, Term B Loan, 5/30/20	499,210
	683,288	3.75	BB-/Ba3	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20	685,210
					$2,247,222
				Publishing - 0.4%
	117,991	3.75	BB-/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$118,323
	1,900,000	6.25	NR/NR	McGraw-Hill School Education Group, Tranche B Term Loan (First Lien), 12/18/19	1,897,625
					$2,015,948
				Total Media	$10,492,936
				Retailing - 0.7%
				Department Stores - 0.1%
	365,000	5.00	B/B2	Neiman Marcus Group, Ltd., Inc., Term Loan, 10/18/20	$370,117
				Computer & Electronics Retail - 0.0% †
	93,223	12.00	B/B2	Targus Group International, Inc., Term Loan, 5/24/16	$83,900
				Home Improvement Retail - 0.2%
	645,498	4.50	B/B1	Apex Tool Group LLC, Term Loan, 2/1/20	$650,057
	222,135	3.75	B+/WR	The Hillman Group, Inc., Term Loan, 5/28/17	223,616
					$873,673
				Specialty Stores - 0.0% †
	248,750	3.75	BB-/Ba3	Michaels Stores, Inc., Term B Loan, 1/28/20	$250,090
				Automotive Retail - 0.4%
	544,500	6.25	B+/B1	Arc Automotive Group, Inc., Term Loan, 11/15/18	$547,563
	1,450,000	5.75	NR/NR	CWGS Group LLC, Tranche B Term Loan, 2/20/20	$1,460,875
					$2,008,438
				Total Retailing	$3,586,218
				Food & Staples Retailing - 0.4%
				Food Distributors - 0.3%
	590,000	0.00	NR/NR	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	$597,621
	773,063	4.75	B+/B1	Mill US Acquisition LLC, Term Loan, 7/3/20	776,687
					$1,374,308
				Food Retail - 0.1%
	348,749	4.75	BB-/NR	Albertsons LLC, Term B-2 Loan, 3/21/19	$351,362
	191,379	5.75	B/B1	Roundy's Supermarkets, Inc., Tranche B Term Loan, 2/13/19	191,698
					$543,060
				Total Food & Staples Retailing	$1,917,368
				Food, Beverage & Tobacco - 1.0%
				Agricultural Products - 0.6%
	845,750	4.50	B/Ba3	Arysta Lifescience SPC LLC, Initial Term Loan (First Lien), 5/29/20	$852,269
	2,720,000	0.00	NR/NR	Darling International ,Inc.,Bridge Loan,10/05/14	2,720,000
					$3,572,269
				Packaged Foods & Meats - 0.4%
	477,831	4.00	B/B1	Del Monte Corp., Initial Term Loan, 3/8/18	$479,749
	246,880	6.50	NR/NR	Hearthside Food Solutions LLC, Term Loan A, 6/7/18	248,115
	398,000	3.50	BB/Ba2	HJ Heinz Co., Term B2 Loan, 3/27/20	401,549
	680,000	6.75	B-/NR	Hostess Brands, Inc., Term B Loan, 2/25/20	705,500
	198,500	3.25	BB-/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20	198,589
					$2,033,502
				Total Food, Beverage & Tobacco	$5,605,771
				Household & Personal Products - 0.1%
				Personal Products - 0.1%
	750,000	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	$756,406
				Total Household & Personal Products	$756,406
				Health Care Equipment & Services - 1.7%
				Health Care Equipment - 0.1%
	341,020	3.75	BBB-/Ba2	Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19	$343,577
	395,143	4.50	BB-/Ba3	Kinetic Concepts, Inc., Dollar Term D-1 Loan, 5/4/18	398,683
					$742,260
				Health Care Supplies - 0.1%
	445,996	5.00	BB-/B1	Immucor, Inc., Term B-2 Loan, 8/19/18	$448,970
				Health Care Services - 1.0%
	518,438	6.50	NR/B2	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	$516,493
	864,063	6.50	B/B2	BioScrip, Inc., Initial Term B Loan, 7/31/20	860,822
	99,000	4.00	BB-/Ba2	DaVita, Inc., Tranche B2 Term Loan, 8/1/19	99,804
	296,953	4.00	B+/B1	Envision Healthcare Corp., Initial Term Loan, 5/25/18	298,330
	1,250,000	6.50	B/B2	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	1,248,438
	133,642	7.50	B-/B2	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	132,515
	133,714	7.75	B-/B2	inVentiv Health, Inc., Term B-3 Loan, 5/15/18	132,628
	85,536	0.00	NR/WR	Rural, Term Loan (First Lien), 6/30/18	81,313
	497,500	4.25	B+/B1	Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 6/12/18	500,298
	497,500	6.75	B/B2	Steward Health Care System LLC, Term Loan, 4/10/20	497,649
	547,250	4.25	B/B2	Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 6/29/18	548,789
	399,000	4.25	B/NR	US Renal Care, Inc., Term Loan (First Lien), 7/3/19	401,660
					$5,318,739
				Health Care Facilities - 0.3%
	348,103	3.50	BB-/Ba3	Health Management Associates, Inc., Replacement Term B Loan, 11/16/18	$348,538
	194,535	4.50	B/Ba3	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	196,140
	493,753	4.25	B+/WR	Kindred Healthcare, Inc., Term B-1 Loan, 6/1/18	494,525
	247,505	7.00	B/B3	RegionalCare Hospital Partners, Inc., Term Loan (First Lien 2013), 11/4/18	243,173
	45,365	4.00	BB-/Ba2	Select Medical Corp., Series C Tranche B Term Loan, 6/1/18	45,657
					$1,328,033
				Managed Health Care - 0.0% †
	36,311	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$36,561
	26,098	9.75	B+/B2	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	26,293
					$62,854
				Health Care Technology - 0.2%
	96,960	0.00	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 12/22/16	$97,585
	789,534	3.75	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 11/2/18	792,659
	354,825	4.00	BB+/Ba3	MedAssets, Inc., Term B Loan, 12/13/19	355,655
					$1,245,899
				Total Health Care Equipment & Services	$9,146,755
				Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
				Biotechnology - 0.2%
	694,981	3.50	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 9/25/19	$696,719
	97,250	6.00	B+/B2	Aptalis Pharma, Inc., Term B Loan, 10/2/20	99,073
	245,940	4.25	BB+/Ba1	Grifols, Inc., New U.S. Tranche B Term Loan, 6/1/17	247,819
					$1,043,611
				Pharmaceuticals - 0.5%
	894,833	5.00	B/NR	Generic Drug Holdings, Inc., Closing Date Term Loan, 8/16/20	$901,544
	248,750	3.50	BB+/Ba3	Jazz Pharmaceuticals, Inc., Tranche 1 Term Loan, 6/12/18	249,994
	395,010	4.25	B+/B1	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/30/19	397,775
	345,625	0.00	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19	348,618
	908,138	4.50	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E Tranche B Term Loan, 8/5/20	915,233
					$2,813,164
				Life Sciences Tools & Services - 0.5%
	2,675,000	7.25	NR/NR	JLL/Delta Patheon Holdings Bridge loan, 12/11/14	$2,675,000
				Total Pharmaceuticals, Biotechnology & Life Sciences	$6,531,775
				Banks - 0.1%
				Thrifts & Mortgage Finance - 0.1%
	770,431	5.00	B+/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$780,351
				Total Banks	$780,351
				Diversified Financials - 0.8%
				Other Diversified Financial Services - 0.3%
	763,282	4.50	BBB-/B1	Fly Funding II Sarl, Term Loan, 8/9/18	$770,534
	721,375	5.00	B/B1	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19	724,982
	98,939	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	100,102
					$1,595,618
				Specialized Finance - 0.2%
	625,690	5.25	B/B1	Mirror BidCo Corp., Term Loan, 12/28/19	$630,383
	299,250	5.00	BB-/B2	ROC Finance LLC, New Term Loan B, 3/27/19	286,781
					$917,164
				Asset Management & Custody Banks - 0.1%
	621,875	5.25	B+/B2	National Financial Partners Corp., Term B Loan, 7/1/20	$630,426
				Investment Banking & Brokerage - 0.2%
	626,851	4.50	B/B2	Duff & Phelps LLC, Initial Term Loan, 4/23/20	$627,373
	448,875	4.25	NR/NR	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20	453,698
					$1,081,071
				Total Diversified Financials	$4,224,279
				Insurance - 0.1%
				Life & Health Insurance - 0.0% †
	92,720	3.75	BB/Ba3	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$93,097
				Property & Casualty Insurance - 0.1%
	293,892	5.75	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$294,259
	198,500	0.00	B/B1	USI Insurance Services LLC, Initial Term Loan, 11/29/19	199,617
					$493,876
				Total Insurance	$586,973
				Real Estate - 0.2%
				Diversified Real Estate Activities - 0.1%
	250,000	5.00	B+/B3	CityCenter Holdings LLC, Term B Loan, 10/16/20	$254,128
				Real Estate Services - 0.1%
	644,132	4.50	NR/NR	Altisource Solutions Sarl, Term B Loan, 12/9/20	$651,379
				Total Real Estate	$905,507
				Software & Services - 0.7%
				IT Consulting & Other Services - 0.1%
	149,244	3.75	BB/Ba3	Booz Allen Hamilton, Inc., Refinance Tranche B, 7/31/19	$149,879
	248,662	4.50	B/B1	Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19	251,045
					$400,924
				Data Processing & Outsourced Services - 0.1%
	500,000	4.16	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/23/18	$501,219
	173,254	3.50	BBB-/Ba2	Genpact International, Inc., Term Loan, 8/30/19	173,742
					$674,961
				Application Software - 0.5%
	298,473	4.25	NR/B1	Applied Systems, Inc., Term Loan (First Lien), 12/8/16	$299,966
	300,000	8.25	NR/NR	Applied Systems, Inc., Term Loan (Second Lien), 6/8/17	303,094
	600,000	4.75	BB-/B1	Epiq Systems, Inc., Term Loan, 8/27/20	600,000
	224,967	8.50	B-/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	224,967
	222,023	5.25	B+/Ba3	Lawson Software, Inc., Tranche B2 Term Loan, 4/5/18	222,254
	450,000	4.16	B+/B1	Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16	445,500
	347,375	4.00	BB-/B1	Verint Systems, Inc., Term Loan, 9/6/19	349,655
	95,443	4.25	B+/B1	Vertafore, Inc., Term Loan (2013), 10/3/19	96,239
					$2,541,675
				Total Software & Services	$3,617,560
				Technology Hardware & Equipment - 0.4%
				Communications Equipment - 0.1%
	246,875	6.75	B+/B1	Audio Visual Services Corp., Term Loan (First Lien), 11/9/18	$248,727
	105,795	2.74	NR/NR	CommScope Inc., Tranche B Term Loan (First Lien), 1/21/17	106,324
	158,693	3.25	NR/NR	CommScope Inc., Tranche B Term Loan, 1/14/18	159,983
					$515,034
				Electronic Equipment Manufacturers - 0.1%
	246,212	4.75	B-/B2	Sensus USA, Inc., Term Loan (First Lien), 5/9/17	$246,751
				Electronic Components - 0.2%
	420,000	0.00	NR/NR	Fidji Luxembourg (BC4) SARL, Term Loan (First Lien), 12/19/20	$423,150
	718,200	3.50	BB-/B1	Generac Power Systems, Inc., Term Loan B, 5/31/20	720,669
					$1,143,819
				Total Technology Hardware & Equipment	$1,905,604
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.0% †
	126,184	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$127,433
				Semiconductors - 0.1%
	366,646	3.75	BB+/WR	Microsemi Corp., Term Loan, 2/19/20	$368,938
				Total Semiconductors & Semiconductor Equipment	$496,371
				Telecommunication Services - 0.5%
				Integrated Telecommunication Services - 0.2%
	299,250	4.75	B/B2	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20	$297,006
	416,842	3.75	BB/Ba3	West Corp., Term B-8 Loan, 6/30/18	419,186
	198,496	3.50	BB+/Ba2	Windstream Corp., Tranche B-4 Term Loan, 1/8/20	199,116
					$915,308
				Wireless Telecommunication Services - 0.3%
	658,737	3.25	BBB-/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 1/31/19	$660,235
	289,851	3.75	BB/Ba3	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19	292,750
	239,957	4.00	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19	240,456
	484,761	4.00	BB-/B1	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19	487,185
					$1,680,626
				Total Telecommunication Services	$2,595,934
				Utilities - 0.4%
				Electric Utilities - 0.2%
	532,325	3.00	BB/Ba3	Calpine Construction Finance Co LP, Term B-1 Loan, 5/3/20	$529,264
	248,125	4.25	BB-/Ba3	Star West Generation LLC, Term B Advance, 3/13/20	250,761
					$780,025
				Independent Power Producers & Energy Traders - 0.2%
	444,870	4.00	BB-/B1	Calpine Corp., Term Loan, 9/27/19	$448,608
	306,154	4.00	BB-/B1	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20	308,386
	223,909	3.75	BB+/Ba1	NSG Holdings LLC, New Term Loan, 12/11/19	227,827
	283,612	3.50	BB+/Ba2	Ruby Western Pipeline Holdings LLC, Term Loan, 3/27/20	284,392
					$1,269,213
				Total Utilities	$2,049,238
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $92,504,232)	$93,005,912

				TOTAL INVESTMENT IN SECURITIES - 89.8%
				(Cost $479,964,294) (a)	$482,196,705
				OTHER ASSETS & LIABILITIES - 10.2%	$54,884,214
				TOTAL NET ASSETS - 100.0%	$537,080,919

	Notional Principal ($)				Unrealized Depreciation
				CREDIT DEFAULT SWAP AGREEMENTS

	250,000			JPMorgan Chase & Co., American Axle & Manufacturing Co., 5.0%, 12/20/17	$30,095
	15,000,000			Barclays plc, Markit CDX Emerging Markets Index, 5.0%, 6/20/18	(1,327,624)
	5,000,000			JPMorgan Chase & Co., Markit CDX North America High Yield Index, 5.0%, 12/20/18	(424,975)
	49,000,000			JPMorgan Chase & Co., Markit CDX North America Investment Grade Index, 1.0%, 12/20/18	883,063

				TOTAL CREDIT DEFAULT SWAP AGREEMENTS
				(Cost ($605,330))	$(839,441)

	†			Rounds to less than 0.1%.

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	REIT			Real Estate Investment Trust.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Perpetual)			Security with no stated maturity date.

	PIK			Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2013, the value of these securities amounted to $205,816,206 or 38.3% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At December 31, 2013, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $480,167,101 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$10,467,591

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(8,437,987)

				Net unrealized appreciation	$2,029,604

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

	(d)			Security is in default and is non-income producing.

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			CAD	Canadian Dollar.
			EURO	Euro.
			GBP	British Pound Sterling.
			NOK	Norwegian Krone.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$35,655,797	$-	$35,655,797
Preferred Stocks	8,530,443	3,496,993	3,766,265	15,793,701
Convertible Preferred Stocks	2,581,990	4,107,225	-	6,689,215
Asset Backed Securities	-	14,514,625	-	14,514,625
Collateralized Mortgage Obligations	-	40,099,603	-	40,099,603
Corporate Bonds	-	262,186,906	1,560,329	263,747,235
Foreign Government Bonds	-	1,295,400	-	1,295,400
Municipal Bonds	-	11,395,217	-	11,395,217
Senior Floating Rate Loan Interests	-	93,005,912	-	93,005,912
Total	$11,112,433	$465,757,678	$5,326,594	$482,196,705
Other Financial Instruments
Net unrealized depreciation on credit default swaps	$-	$(234,115)	$-	$(234,115)
Net unrealized appreciation on forward foreign currency contracts	-	(109,577)	-	(109,577)
Net unrealized appreciation on futures	1,253,590	-	-	1,253,590
Total	$1,253,590	$(343,692)	$-	$909,898

Following is a reconciliation of assets using significant unobservable inputs (Level 3):	Preferred Stocks	Corporate Bonds	Total
Balance as of 3/31/13	$-	$656,374	$656,374
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	116,265	3,955	120,220
Net purchases	3,650,000	900,000	4,550,000
Net sales	-	-	-
Transfers in and out of Level 3	-	-	-
Balance as of 12/31/13	$3,766,265	$1,560,329	$5,326,594

During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

	Pioneer Fundamental Growth Fund
	Schedule of Investments 12/31/13 (unaudited)

Shares		Value
	COMMON STOCKS - 97.8%
	Energy - 4.6%
	Oil & Gas Equipment & Services - 2.3%
439,492	Schlumberger, Ltd.	$39,602,624
	Integrated Oil & Gas - 1.1%
186,971	Occidental Petroleum Corp.	$17,780,942
	Oil & Gas Exploration & Production - 1.2%
535,656	Cabot Oil & Gas Corp.	$20,762,027
	Total Energy	$78,145,593
	Materials - 4.8%
	Fertilizers & Agricultural Chemicals - 1.3%
199,478	Monsanto Co.	$23,249,161
	Industrial Gases - 1.4%
179,204	Praxair, Inc.	$23,301,896
	Specialty Chemicals - 2.1%
339,589	Ecolab, Inc.	$35,408,945
	Total Materials	$81,960,002
	Capital Goods - 13.0%
	Aerospace & Defense - 6.2%
136,971	Precision Castparts Corp.	$36,886,290
593,465	United Technologies Corp.	67,536,317
		$104,422,607
	Industrial Conglomerates - 3.5%
421,185	3M Co.	$59,071,196
	Construction & Farm Machinery & Heavy Trucks - 2.0%
246,570	Cummins, Inc.	$34,758,973
	Trading Companies & Distributors - 1.3%
86,327	WW Grainger, Inc.	$22,049,642
	Total Capital Goods	$220,302,418
	Transportation - 1.4%
	Air Freight & Logistics - 1.4%
225,945	United Parcel Service, Inc. (Class B)	$23,742,301
	Total Transportation	$23,742,301
	Consumer Services - 4.1%
	Restaurants - 4.1%
889,023	Starbucks Corp.	$69,690,513
	Total Consumer Services	$69,690,513
	Media - 4.5%
	Movies & Entertainment - 4.5%
628,817	The Walt Disney Co.	$48,041,619
414,836	Time Warner, Inc.	28,922,366
		$76,963,985
	Total Media	$76,963,985
	Retailing - 6.8%
	Apparel Retail - 3.6%
817,500	Ross Stores, Inc.	$61,255,275
	Home Improvement Retail - 3.2%
662,553	The Home Depot, Inc.	$54,554,614
	Total Retailing	$115,809,889
	Food & Staples Retailing - 3.5%
	Drug Retail - 3.5%
826,798	CVS Caremark Corp.	$59,173,933
	Total Food & Staples Retailing	$59,173,933
	Food, Beverage & Tobacco - 4.4%
	Soft Drinks - 1.6%
332,979	PepsiCo, Inc.	$27,617,278
	Tobacco - 2.8%
541,810	Philip Morris International, Inc.	$47,207,905
	Total Food, Beverage & Tobacco	$74,825,183
	Household & Personal Products - 5.0%
	Household Products - 3.5%
551,236	Colgate-Palmolive Co.	$35,946,100
289,956	The Procter & Gamble Co.	23,605,318
		$59,551,418
	Personal Products - 1.5%
336,444	The Estee Lauder Companies, Inc.	$25,340,962
	Total Household & Personal Products	$84,892,380
	Health Care Equipment & Services - 4.3%
	Health Care Equipment - 2.6%
640,172	Covidien Plc	$43,595,713
	Health Care Services - 1.7%
411,455	Express Scripts Holding Co. *	$28,900,599
	Total Health Care Equipment & Services	$72,496,312
	Pharmaceuticals, Biotechnology & Life Sciences - 12.9%
	Biotechnology - 6.2%
319,752	Celgene Corp. *	$54,025,298
486,075	Gilead Sciences, Inc. *	36,528,536
189,191	Vertex Pharmaceuticals, Inc. *	14,056,891
		$104,610,725
	Pharmaceuticals - 2.5%
385,845	Allergan, Inc.	$42,859,663
	Life Sciences Tools & Services - 4.2%
639,573	Thermo Fisher Scientific, Inc.	$71,216,454
	Total Pharmaceuticals, Biotechnology & Life Sciences	$218,686,842
	Diversified Financials - 2.7%
	Specialized Finance - 2.7%
200,593	IntercontinentalExchange Group, Inc.	$45,117,378
	Total Diversified Financials	$45,117,378
	Software & Services - 14.5%
	Internet Software & Services - 4.9%
74,302	Google, Inc. *	$83,270,994
	Data Processing & Outsourced Services - 5.0%
100,876	MasterCard, Inc.	$84,277,863
	Systems Software - 4.6%
2,086,233	Microsoft Corp.	$78,087,701
	Total Software & Services	$245,636,558
	Technology Hardware & Equipment - 8.4%
	Communications Equipment - 3.0%
679,502	Qualcomm, Inc.	$50,453,024
	Computer Hardware - 5.4%
163,767	Apple, Inc.	$91,891,301
	Total Technology Hardware & Equipment	$142,344,325
	Semiconductors & Semiconductor Equipment - 2.9%
	Semiconductors - 2.9%
387,356	Analog Devices, Inc.	$19,728,041
635,559	Xilinx, Inc.	29,184,869
		$48,912,910
	Total Semiconductors & Semiconductor Equipment	$48,912,910
	TOTAL COMMON STOCKS
	(Cost $1,185,236,844)	$1,658,700,522

	TOTAL INVESTMENT IN SECURITIES - 97.8%
	(Cost $1,185,236,844) (a)	$1,658,700,522
	OTHER ASSETS & LIABILITIES - 2.2%	$36,849,710
	TOTAL NET ASSETS - 100.0%	$1,695,550,232

*	Non-income producing security.

(a)	At December 31, 2013, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $1,187,326,655 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$471,373,867

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	-

	Net unrealized appreciation	$471,373,867

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,658,700,522	$-	$-	$1,658,700,522
Total	$1,658,700,522	$-	$-	$1,658,700,522

During the period ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Series Trust X By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date February 28, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date February 28, 2014 * Print the name and title of each signing officer under his or her signature.